UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Financial Square FundsSM

▶ Federal Fund

▶ Government Fund

▶ Money Market Fund

▶ Prime Obligations Fund

▶ Tax-Free Money Market Fund

▶ Treasury Instruments Fund

▶ Treasury Obligations Fund

SEMI-ANNUAL REPORT
June 30, 2008

Goldman Sachs Trust Financial Square Funds

TABLE OF CONTENTS

Fund Overviews	1
Schedule of Investments	5
Financial Statements	60
Notes to Financial Statements	68
Financial Highlights	79
Other Information	86

Goldman Sachs Trust
Financial Square FundsSM

Taxable Funds*
Financial Square Federal Fund. The Fund invests only in certain securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.
Financial Square Government Fund. The Fund invests, directly or indirectly, only in securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.
Financial Square Money Market Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities, and instrumentalities, U.S. dollar denominated obligations of U.S. banks and foreign banks, U.S. dollar denominated commercial paper and other high-quality, short-term obligations of states, municipalities and other entities, U.S. and foreign companies, and of foreign governments, and repurchase agreements.
Financial Square Prime Obligations Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities, and instrumentalities, obligations of U.S. banks, commercial paper and other high quality, short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.
Financial Square Treasury Instruments Fund. The Fund invests only in certain U.S. Treasury obligations, the interest income from which is generally exempt from state income taxation.
Financial Square Treasury Obligations Fund. Rated “AAA” by Standard & Poor’s Rating Group and “Aaa” by Moody’s Investors Service, Inc., the Fund invests only in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, and repurchase agreements relating to such securities.
Tax-Exempt Fund*
Financial Square Tax-Free Money Market Fund. The Fund invests in securities issued by or on behalf of states, territories and possessions of the United States, its political subdivisions, agencies, authorities, and instrumentalities, and the District of Columbia, the interest from which is exempt from Federal income tax, and not an item of tax preference under the Federal alternative minimum tax.

*	Past performance is no guarantee of future results. Yields will vary. An investment in any of the Financial Square Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. More complete information, including management fees and expenses, is included in the Financial Square Funds’ Prospectuses and/or Statement of Additional Information, or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550. Goldman Sachs Financial Square FundsSM is a service mark of Goldman, Sachs & Co.

Goldman Sachs Trust
Financial Square FundsSM

Summary of Financial Square Funds Institutional (“FST”) Shares* as of
June 30, 2008

	Standardized	Standardized		Weighted
	7-Day	7-Day	30-Day	Avg.
Financial Square	Current	Effective	Current	Maturity
Funds	Yield	Yield	Yield	(days)

Federal	2.19%	2.22%	2.19%	45

Government	2.31	2.34	2.31	45

Money Market	2.44	2.47	2.43	45

Prime Obligations	2.41	2.44	2.36	43

Tax-Free Money Market	1.54	1.55	1.55	33

Treasury Instruments	1.56	1.58	1.46	43

Treasury Obligations	1.88	1.89	1.93	13

*	Financial Square Funds offers six separate classes of shares (Institutional, Select, Preferred, Capital, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Select, Preferred, Capital, Administration and Service Shares offer financial institutions the opportunity to receive a fee for providing administrative support. The Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, and the Service Shares pay 0.50% of the daily average net assets of the respective Shares. If these fees were reflected in the above performance, performance would have been reduced. From time to time, Goldman Sachs Asset Management may voluntarily waive a portion of the existing service fees of the Funds.
An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of an investment at $1.00 per unit, it is possible to lose money by investing in a money market mutual fund.
The yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above. Please visit www.goldmansachsfunds.com to obtain the most recent daily returns.
Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund.

Sector Allocations†
Taxable Funds

As of June 30, 2008

Security Type			Money	Prime	Treasury	Treasury
(Percentage of Net Assets)	Federal	Government	Market	Obligations	Instruments	Obligations

Bank Notes	—	—	—	1.7%	—	—

Certificates of Deposit	—	—	—	2.2	—	—

Certificates of Deposit—Eurodollar	—	—	7.6%	—	—	—

Certificates of Deposit—Yankeedollar	—	—	12.5	—	—	—

Commercial Paper & Corporate Obligations	—	—	22.7	37.0	—	—

Master Demand Notes	—	—	2.3	0.7	—	—

Medium-Term Notes	—	—	0.3	0.4	—	—

Repurchase Agreements	—	26.5%	18.5	25.2	—	88.2%

Time Deposits	—	—	10.0	0.2	—	—

U.S. Government Agency Obligations	100.5%	73.5	12.2	21.2	—	—

U.S. Treasury Obligations	—	—	—	—	103.0%	6.3

Variable Rate Obligations	—	—	13.8	11.4	—	—

As of December 31, 2007

Security Type			Money	Prime	Treasury	Treasury
(Percentage of Net Assets)	Federal	Government	Market	Obligations	Instruments	Obligations

Bank Notes	—	—	—	0.5%	—	—

Certificates of Deposit	—	—	—	3.2	—	—

Certificates of Deposit—Eurodollar	—	—	2.6%	—	—	—

Certificates of Deposit—Yankeedollar	—	—	13.4	—	—	—

Commercial Paper & Corporate Obligations	—	—	34.3	51.0	—	—

Master Demand Notes	—	—	1.0	1.1	—	—

Medium-Term Notes	—	—	—	0.1	—	—

Repurchase Agreements	—	47.3%	24.3	25.9	—	80.1%

Time Deposits	—	—	4.8	—	—	—

U.S. Government Agency Obligations	99.7%	52.5	2.3	3.7	—	—

U.S. Treasury Obligations	—	—	—	—	99.9%	19.7

Variable Rate Obligations	—	—	17.1	14.6	—	—

†	The Funds are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the tables above may not sum to 100% due to the exclusion of other assets and liabilities.

Sector Allocations†
Tax-Free Money Market Fund

Security Type	As of	As of
(Percentage of Net Assets)	June 30, 2008	December 31, 2007

Commercial Paper	13.1%	15.2%
General Obligation Bond	2.1	0.2
Put Bonds	2.7	0.9
Revenue Anticipation Notes	0.1	0.1
Revenue Bonds	1.0	0.1
Tax and Revenue Anticipation Notes	1.8	3.6
Tax Anticipation Notes	4.0	0.7
Variable Rate Obligations	76.5	83.8

†	The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the table above may not sum to 100% due to the exclusion of other assets and liabilities.

Schedule of Investments

Financial Square Federal Fund
June 30, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—100.5%
Federal Farm Credit Bank
$208,000,000	1.950	%(a)	07/01/08	$207,996,280
478,000,000	1.960	(a)	07/01/08	477,978,188
150,000,000	1.990	(a)	07/01/08	149,998,910
50,000,000	2.050	(a)	07/01/08	50,000,000
280,000,000	2.060	(a)	07/01/08	280,000,000
255,000,000	2.070	(a)	07/01/08	254,975,083
485,000,000	2.080	(a)	07/01/08	485,000,000
150,000,000	2.090	(a)	07/01/08	150,000,000
135,000,000	2.230	(a)	07/01/08	135,000,000
80,000,000	2.319	(a)	07/01/08	79,993,494
132,000,000	2.345	(a)(b)	07/01/08	132,000,000
968,000,000	2.359	(a)	07/01/08	968,000,000
25,000,000	2.316	(a)	07/04/08	24,999,548
18,000,000	2.320	(a)	07/06/08	17,999,304
59,275,000	2.338	(a)	07/07/08	59,266,059
250,000,000	2.355	(a)	07/12/08	249,945,312
40,000,000	2.560	(a)	07/14/08	39,997,235
206,500,000	2.276	(a)	07/16/08	206,307,213
75,000,000	2.342	(a)	07/17/08	74,994,448
401,400,000	2.770	(a)	07/23/08	401,400,000
20,000,000	2.341	(a)	07/24/08	19,998,033
27,000,000	2.849	(a)	09/03/08	27,000,000
60,000,000	2.662	(a)	09/24/08	59,997,298
42,000,000	2.510	(a)	09/30/08	41,997,026
32,000,000	2.625		02/04/09	32,035,076
64,000,000	2.700		02/13/09	64,000,000
88,700,000	2.375		02/19/09	88,672,331
Federal Home Loan Bank
41,000,000	1.970	(a)	07/01/08	40,994,688
440,000,000	2.090	(a)	07/01/08	440,000,000
665,000,000	2.240	(a)	07/01/08	665,000,000
131,500,000	2.290	(a)	07/01/08	131,500,000
75,000,000	2.300	(a)	07/01/08	75,000,000
195,000,000	2.380	(a)	07/01/08	195,000,000
543,100,000	2.478	(a)	07/02/08	543,183,401
35,200,000	2.180		07/07/08	35,187,211
425,000,000	2.538	(a)	07/08/08	424,874,445
52,000,000	2.550	(a)	07/10/08	51,994,458
41,000,000	3.680		07/11/08	40,958,089
642,000,000	2.535	(a)	07/14/08	642,006,914
425,000,000	2.534	(a)	07/16/08	424,848,184
95,400,000	2.200		07/18/08	95,300,890
36,020,000	2.060		07/23/08	35,974,655
270,000,000	2.070		07/25/08	269,627,400
96,250,000	2.075		07/25/08	96,116,854
220,000,000	2.402	(a)	07/28/08	219,850,016
355,000,000	2.060		07/30/08	354,410,897
610,000,000	1.980		08/01/08	608,959,950
16,300,000	2.000		08/01/08	16,271,928
90,000,000	2.010		08/06/08	89,819,100
469,800,000	2.020		08/06/08	468,851,004
100,387,000	2.000		08/08/08	100,175,072
113,400,000	2.010		08/08/08	113,159,403
22,095,000	5.125		08/08/08	22,124,746
777,000,000	2.596	(a)	08/11/08	777,010,125
131,217,000	2.140		08/13/08	130,881,595
69,200,000	5.250		08/14/08	69,318,268
100,000,000	2.137		08/15/08	99,732,875
203,500,000	2.589	(a)	08/15/08	203,516,844
700,000,000	2.599	(a)	08/18/08	700,000,000
187,000,000	2.478	(a)	08/21/08	187,000,000
385,000,000	2.518	(a)	08/22/08	385,061,550
200,000,000	2.789	(a)	08/22/08	200,000,000
4,000,000	2.250		08/27/08	3,985,750
127,000,000	2.423	(a)	08/27/08	127,033,342
24,800,000	2.220		08/29/08	24,709,769
379,583,000	2.260		08/29/08	378,177,067
465,000,000	2.274		08/29/08	463,267,022
208,200,000	2.281		08/29/08	207,421,685
133,000,000	2.220		09/05/08	132,458,690
565,000,000	2.543	(a)	09/05/08	565,161,611
475,000,000	2.492	(a)	09/06/08	474,779,529
450,000,000	2.461	(a)	09/10/08	450,000,000
149,900,000	2.360		09/12/08	149,182,645
410,000,000	2.608	(a)	09/15/08	409,746,188
433,000,000	2.659	(a)	09/19/08	433,070,276
265,000,000	2.475		09/24/08	263,451,406
22,760,000	5.125		12/29/08	23,051,402
86,490,000	5.250		01/14/09	87,764,026
89,900,000	2.750		02/04/09	90,054,572
179,000,000	2.200		04/03/09	178,864,647
121,000,000	2.550		05/05/09	120,988,452
102,000,000	2.500		05/07/09	101,948,274
224,000,000	3.170		06/23/09	224,003,166

Total Investments—100.5%				$18,642,380,919

Liabilities in Excess of Other Assets— (0.5)%				(101,872,346)

Net Assets—100.0%				$18,540,508,573

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either U.S. Treasury Bill Rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds Rate. Interest rate disclosed is that which is in effect at June 30, 2008.
(b)	All or a portion represents a forward commitment.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Government Fund
June 30, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—73.5%
Federal Home Loan Bank
$750,000,000	2.085	%(a)	07/01/08	$749,844,251
475,000,000	2.090	(a)	07/01/08	475,000,000
725,000,000	2.240	(a)	07/01/08	725,000,000
269,000,000	2.320	(a)	07/01/08	269,000,000
849,925,000	2.535	(a)	07/09/08	849,541,459
100,500,000	2.603	(a)	07/15/08	100,525,727
134,000,000	2.719	(a)	07/30/08	133,968,848
764,300,000	2.574	(a)	08/04/08	764,286,951
725,000,000	2.630	(a)	08/07/08	725,102,615
225,000,000	2.589	(a)	08/15/08	225,018,624
629,590,000	2.599	(a)	08/18/08	629,590,000
160,000,000	2.518	(a)	08/22/08	160,025,579
400,200,000	2.789	(a)	08/22/08	400,200,000
485,000,000	2.426	(a)	08/28/08	485,000,000
50,000,000	2.441	(a)	09/04/08	50,009,874
500,000,000	2.533	(a)	09/05/08	500,000,000
500,000,000	2.461	(a)	09/10/08	500,000,000
475,000,000	2.574	(a)	09/17/08	475,000,000
250,000,000	2.644	(a)	09/17/08	250,000,000
200,000,000	2.659	(a)	09/19/08	200,061,091
200,000,000	2.260		10/17/08	200,019,593
88,960,000	2.500		01/22/09	88,996,600
250,000,000	2.160		01/30/09	249,623,446
35,000,000	2.750		02/11/09	35,000,000
375,000,000	2.760		02/11/09	375,000,000
250,000,000	2.750		02/20/09	250,000,000
250,000,000	2.800		02/25/09	250,000,000
200,000,000	2.200		04/03/09	199,848,767
Federal Home Loan Mortgage Corp.
500,000,000	2.461	(a)	07/21/08	500,000,000
250,000,000	2.463	(a)	07/21/08	250,000,000
244,386,000	2.225		09/02/08	243,434,422
500,000,000	2.473	(a)	09/05/08	499,737,381
658,500,000	2.639	(a)	09/26/08	658,512,199
100,000,000	2.590		12/29/08	98,697,805
204,200,000	4.875		02/17/09	207,314,000
200,000,000	2.450		04/09/09	200,000,000
250,000,000	5.000		06/11/09	254,293,333
250,000,000	2.230	(a)	07/01/08	249,971,048
390,000,000	2.240	(a)	07/01/08	389,982,157
250,000,000	2.290	(a)	07/01/08	249,702,045
600,000,000	2.320	(a)	07/01/08	599,820,654
75,500,000	2.608	(a)	07/15/08	75,521,356
500,000,000	2.747	(a)	07/25/08	499,847,369
150,000,000	2.270		08/18/08	149,546,000
263,100,000	2.270		08/27/08	262,154,375
150,000,000	5.125		09/02/08	150,713,055
725,000,000	2.639	(a)	09/26/08	725,075,328
280,000,000	2.500		11/12/08	277,394,444
100,000,000	4.570		06/15/09	101,812,825

Total U.S. Government Agency Obligations				$16,959,193,221

Total Investments Before Repurchase Agreements				$16,959,193,221

Repurchase Agreements-Unaffiliated Issuers(b)—26.4%
Joint Repurchase Agreement Account II
$5,500,000,000	2.666%		07/01/08	$5,500,000,000
Maturity Value: $5,500,407,306
UBS Securities LLC
500,000,000	3.800		07/09/08	500,000,000
Maturity Value: $509,500,000
Settlement Date: 01/11/08
Collateralized by Federal National Mortgage Association, 4.000% to 7.000%, due 01/01/09 to 09/01/47. The aggregate market value of the collateral, including accrued interest, was $510,001,363.
100,000,000	4.800		09/05/08	100,000,000
Maturity Value: $104,800,000
Settlement Date: 09/11/07
Collateralized by Federal National Mortgage Association, 5.000% to 6.500%, due 08/01/29 to 08/01/37. The aggregate market value of the collateral, including accrued interest, was $102,001,884.

Total Repurchase Agreements-Unaffiliated Issuers				$6,100,000,000

Repurchase Agreement-Affiliated Issuers(b)—0.1%
Goldman, Sachs & Co.
$19,500,000	2.450%		07/01/08	$19,500,000
Maturity Value: $19,501,327
Collateralized by Government National Mortgage Association, 4.500% to 7.000%, due 12/15/24 to 06/15/38. The aggregate market value of the collateral, including accrued interest, was $20,084,978.

Total Investments—100.0%				$23,078,693,221

Other Assets in Excess of Liabilities—0.0%				9,806,673

Net Assets—100.0%				$23,088,499,894

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on U.S. Treasury Bill Rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds Rate. Interest rate disclosed is that which is in effect at June 30, 2008.
(b)	Unless noted, all repurchase agreements were entered into on June 30, 2008. Additional information on Joint Repurchase Agreement Account II appear on page 59.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Money Market Fund
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—22.7%
Amstel Funding Corp.
$100,000,000	2.750%	08/26/08	$99,572,222
50,000,000	2.760	08/27/08	49,781,500
85,000,000	2.920	09/15/08	84,476,022
Amsterdam Funding Corp.
60,000,000	2.570	08/21/08	59,781,550
Aspen Funding Corp.
50,369,000	2.780	09/12/08	50,085,059
50,000,000	2.800	09/16/08	49,700,556
Atlantic Asset Securitization Corp.
75,000,000	2.770	07/15/08	74,919,208
65,000,000	2.590	08/21/08	64,761,504
75,000,000	2.780	09/15/08	74,559,833
Atlantis One Funding Corp.
100,000,000	2.585	08/21/08	99,633,792
95,000,000	2.800	09/15/08	94,438,444
BA Credit Card Trust (Emerald)
50,000,000	3.150	07/11/08	49,956,250
40,000,000	3.200	07/15/08	39,950,222
85,000,000	3.000	07/18/08	84,879,583
65,000,000	3.200	07/22/08	64,878,667
75,000,000	3.000	08/27/08	74,643,750
50,000,000	3.150	09/16/08	49,663,125
Beethoven Funding Corp.
75,000,000	2.720	07/21/08	74,886,667
50,233,000	2.730	07/22/08	50,153,004
30,000,000	2.735	07/22/08	29,952,137
Cafco LLC
40,000,000	2.620	08/19/08	39,857,356
Cancara Asset Securitization LLC
50,000,000	2.800	07/15/08	49,945,556
Charta LLC
100,000,000	2.900	08/08/08	99,693,889
Ciesco LLC
60,000,000	2.620	08/19/08	59,786,033
Citibank Credit Card Issuance Trust (Dakota Corp.)
50,000,000	3.350	07/25/08	49,888,333
95,000,000	3.200	08/04/08	94,712,889
100,000,000	2.810	09/10/08	99,445,806
Citigroup Funding, Inc.
100,000,000	2.950	09/16/08	99,369,028
CRC Funding LLC
50,000,000	2.900	08/08/08	49,846,944
Danske Bank
100,000,000	2.760	09/17/08	99,402,000
Dexia Bank Belgium SA
150,000,000	2.770	09/16/08	149,111,292
Dexia Delaware LLC
150,000,000	2.720	07/10/08	149,898,000
Gemini Securitization Corp.
75,037,000	2.700	08/08/08	74,823,145
General Electric Capital Services, Inc.
185,000,000	2.780	08/05/08	184,499,986
Intesa Funding LLC
175,000,000	2.720	07/11/08	174,867,778
Jupiter Securitization Corp.
101,725,000	2.650	08/05/08	101,462,917
Kitty Hawk Funding Corp.
90,687,000	2.570	07/25/08	90,531,623
100,000,000	2.780	09/16/08	99,405,389
100,000,000	2.800	09/19/08	99,377,778
LMA Americas LLC
200,000,000	2.650	08/26/08	199,175,556
75,000,000	2.830	09/15/08	74,551,917
Newport Funding Corp.
220,000,000	2.780	09/10/08	218,793,789
Nieuw Amsterdam Receivables Corp.
150,000,000	2.850	07/28/08	149,679,375
75,000,000	2.900	09/15/08	74,540,833
Park Avenue Receivables Co. LLC
100,000,000	2.770	09/26/08	99,330,583
Ranger Funding Co. LLC
62,974,000	2.630	09/05/08	62,670,360
50,000,000	2.800	09/16/08	49,700,556
100,000,000	2.770	09/17/08	99,399,833
57,300,000	2.780	09/18/08	56,950,438
100,000,000	2.850	10/14/08	99,168,750
San Paolo US Finance Corp.
140,000,000	2.770	09/16/08	139,170,539
Sheffield Receivables Corp.
40,000,000	2.700	08/22/08	39,844,000
80,000,000	2.780	09/05/08	79,592,267
Thunder Bay Funding, Inc.
65,320,000	2.650	08/15/08	65,103,627
Ticonderoga Funding LLC
72,230,000	2.610	08/11/08	72,015,296
Tulip Funding Corp.
41,222,000	2.820	09/02/08	41,018,569
Unicredito Italiano Bank (Ireland) PLC
75,000,000	2.875	07/17/08	74,904,167
Variable Funding Capital Corp.
90,000,000	2.700	07/28/08	89,817,750
150,000,000	2.760	09/18/08	149,091,500
100,000,000	2.770	09/22/08	99,361,361
Westpac Banking Corp.
100,000,000	2.680	07/10/08	99,933,000
Windmill Funding Corp.
60,000,000	2.720	07/08/08	59,968,267
77,200,000	2.860	07/25/08	77,052,805
60,000,000	2.570	08/21/08	59,781,550
Yorktown Capital LLC
72,000,000	2.640	08/13/08	71,772,960

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations (continued)
Yorktown Capital LLC (continued)
$83,570,000	2.610%		08/19/08	$83,273,118
32,861,000	2.780		09/17/08	32,663,067

Total Commercial Paper and Corporate Obligations				$5,704,924,670

Certificates of Deposit-Eurodollar—7.6%
ABN Amro Bank NV
$245,000,000	3.020%		08/28/08	$245,003,888
225,000,000	2.850		11/10/08	225,008,131
Australia and New Zealand Banking Group Ltd.
200,000,000	2.810		09/29/08	200,000,000
Credit Agricole
500,000,000	2.900		12/01/08	500,000,000
Landesbank Hessen-Thueringen Girozentrale
250,000,000	2.850		08/28/08	250,003,999
Societe Generale
300,000,000	3.200		10/22/08	300,009,266
200,000,000	2.900		11/12/08	200,007,336

Total Certificates of Deposit-Eurodollar				$1,920,032,620

Certificates of Deposit-Yankeedollar—12.5%
Bank of Scotland PLC
$345,000,000	2.730%		10/06/08	$345,000,000
295,000,000	2.950		11/17/08	295,000,000
Barclays Bank PLC
245,000,000	4.430		07/07/08	245,000,000
200,000,000	2.750		09/12/08	200,000,000
BNP Paribas SA
265,000,000	2.820		11/28/08	265,000,000
Calyon
300,000,000	3.020		10/27/08	300,000,000
300,000,000	2.760		11/12/08	300,000,000
Dexia Bank Belgium SA
490,000,000	2.640		08/28/08	490,003,921
Landesbank Hessen-Thueringen Girozentrale
75,000,000	2.960		07/14/08	75,000,269
Rabobank Nederland NY
300,000,000	2.900		07/18/08	300,000,000
Royal Bank of Scotland PLC
89,000,000	3.180		12/12/08	88,998,541
Societe Generale
250,000,000	2.830		09/29/08	250,006,204

Total Certificates of Deposit-Yankeedollar				$3,154,008,935

Master Demand Note—2.3%
Bank of America Securities LLC
$575,000,000	2.880%		11/03/08	$575,000,000
Medium-Term Notes—0.3%
Union Hamilton Reinsurance Co.
$40,000,000	3.276%		09/15/08	$40,000,000
50,000,000	3.301		09/22/08	50,000,000

Total Medium-Term Notes				$90,000,000

U.S. Government Agency Obligations—12.2%
Federal Home Loan Bank
$490,000,000	2.085	%(a)	07/01/08	$489,898,244
400,000,000	2.240	(a)	07/01/08	400,000,000
180,000,000	2.380	(a)	07/01/08	180,000,000
150,000,000	2.402	(a)	07/28/08	149,897,738
150,000,000	2.509	(a)	08/19/08	150,000,000
80,000,000	2.492	(a)	09/06/08	79,962,868
100,000,000	2.475		09/24/08	99,415,625
200,000,000	2.800		02/25/09	200,000,000
200,000,000	3.125		06/19/09	199,917,776
Federal Home Loan Mortgage Corp.
700,000,000	2.463	(a)	07/21/08	700,000,000
125,000,000	2.590		12/29/08	123,372,257
Federal National Mortgage Association(a)
140,000,000	2.230		07/01/08	139,983,590
150,000,000	2.290		07/01/08	149,821,227

Total U.S. Government Agency Obligations				$3,062,269,325

Variable Rate Obligations(a)—13.8%
Allstate Life Global Funding II
$30,000,000	2.571%		07/16/08	$30,000,000
ANZ National Bank Limited
100,000,000	2.916		09/10/08	100,000,000
Australia and New Zealand Banking Group Ltd.
32,000,000	2.511		07/23/08	32,000,000
Banco Espanol de Credito
50,000,000	2.734		07/18/08	50,000,000
Banco Santander Totta SA
150,000,000	2.458		07/07/08	150,000,000
Bank of Ireland
100,000,000	2.492		07/21/08	100,000,000
Barclays Bank PLC
153,000,000	2.671		07/16/08	153,000,000
BNP Paribas SA
75,000,000	2.760		08/07/08	75,000,000
100,000,000	2.895		08/13/08	100,000,000
Caja de Ahorros y Pensiones de Barcelona
75,000,000	2.920		07/23/08	75,000,000
Caja Madrid
70,000,000	2.968		07/21/08	70,000,000
Commonwealth Bank of Australia
16,000,000	2.501		07/24/08	16,000,000
Credit Agricole SA
75,000,000	2.930		07/23/08	75,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) (continued)
DePfa Bank PLC
$50,000,000	2.836%	07/14/08	$50,000,000
Deutsche Bank AG
80,000,000	2.429	07/01/08	80,000,000
95,000,000	2.910	07/04/08	95,000,000
Fortis Bank
100,000,000	2.788	07/18/08	100,000,000
HBOS Treasury Services PLC
105,000,000	2.438	07/07/08	105,000,000
125,000,000	2.448	07/09/08	125,000,000
ING Bank NV
250,000,000	3.059	09/26/08	250,000,000
Metropolitan Life Global Funding I
40,000,000	2.571	07/15/08	40,000,000
Morgan Stanley
25,000,000	2.536	07/07/08	25,000,000
Natexis Banques Populaire
60,000,000	2.900	07/01/08	60,000,000
25,000,000	2.491	07/15/08	25,000,000
125,000,000	2.734	08/09/08	125,000,000
National Australia Bank Ltd.
160,000,000	2.448	07/07/08	160,000,000
50,000,000	2.882	09/06/08	50,000,000
Nationwide Building Society
50,000,000	2.881	07/28/08	50,000,000
New York Life Insurance Co.(b)
150,000,000	2.951	09/30/08	150,000,000
100,000,000	2.971	06/23/09	100,000,000
Rabobank Nederland
150,000,000	2.890	08/11/08	150,000,000
Royal Bank of Canada
40,000,000	2.440	07/07/08	40,000,000
100,000,000	3.233	08/15/08	100,000,000
Skandinaviska Enskilda Banken AB
140,000,000	2.458	07/09/08	140,000,000
Societe Generale
85,000,000	2.459	07/02/08	85,000,000
Svenska Handelsbanken AB
111,000,000	2.467	07/14/08	111,000,000
100,000,000	2.471	07/21/08	100,000,000
UBS AG Stamford
48,000,000	2.461	07/16/08	48,000,000
Westpac Banking Corp. NY
75,000,000	2.440	07/07/08	75,000,000
2,250,000	2.751	09/11/08	2,250,000

Total Variable Rate Obligations			$3,467,250,000

Time Deposits—10.0%
ABN Amro Holding NV
$300,000,000	2.500%	07/01/08	$300,000,000
BNP Paribas SA
300,000,000	3.350	07/01/08	300,000,000
Calyon
100,000,000	3.000	07/01/08	100,000,000
Danske Bank AS
300,000,000	3.250	07/01/08	300,000,000
Dexia Bank Belgium SA
300,000,000	3.150	07/01/08	300,000,000
KBC Bank NV
300,000,000	3.250	07/01/08	300,000,000
Lloyds TSB Bank PLC
300,000,000	2.750	07/01/08	300,000,000
Royal Bank of Canada
250,000,000	2.750	07/01/08	250,000,000
Societe Generale
360,000,000	2.500	07/01/08	360,000,000

Total Time Deposits			$2,510,000,000

Total Investments Before Repurchase Agreements			$20,483,485,550

Repurchase Agreements-Unaffiliated Issuers(c)—17.4%
Deutsche Bank Securities, Inc.
$250,000,000	2.700%	07/01/08	$250,000,000
Maturity Value: $250,018,750
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.000%, due 06/01/19 to 05/01/38. The aggregate market value of the collateral, including accrued interest, was $257,499,976.
Joint Repurchase Agreement Account II
4,100,000,000	2.666	07/01/08	4,100,000,000
Maturity Value: $4,100,303,628
Lehman Brothers Holdings, Inc.
25,000,000	1.500	07/01/08	25,000,000
Maturity Value: $25,001,042
Collateralized by U.S. Treasury Bills, 0.000%, due 12/04/08 to 12/26/08. The aggregate market value of the collateral, including accrued interest, was $25,503,752.
UBS Securities LLC
2,900,000	1.750	07/01/08	2,900,000
Maturity Value: $2,900,141
Collateralized by U.S. Treasury Note, 4.750%, due 05/31/12. The market value of the collateral, including accrued interest, was $2,958,888.

Total Repurchase Agreements-Unaffiliated Issuers			$4,377,900,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Affiliated Issuers(c)—1.1%
Goldman, Sachs & Co.
$75,000,000	2.450%	07/01/08	$75,000,000
Maturity Value: $75,005,104
Collateralized by Government National Mortgage Association, 4.000% to 8.500%, due 09/15/18 to 06/20/38. The aggregate market value of the collateral, including accrued interest, was $77,249,966.
200,000,000	2.500	07/01/08	200,000,000
Maturity Value: $200,013,889
Collateralized by Government National Mortgage Association, 4.500% to 6.500%, due 10/15/18 to 06/15/38. The aggregate market value of the collateral, including accrued interest, was $205,999,962.

Total Repurchase Agreements- Affiliated Issuers			$275,000,000

Total Investments—99.9%			$25,136,385,550

Other Assets in Excess of Liabilities—0.1%			25,299,430

Net Assets—100.0%			$25,161,684,980

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on U.S. Treasury Bill Rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds Rate. Interest rate disclosed is that which is in effect at June 30, 2008.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At June 30, 2008, these securities amounted to $150,000,000 or approximately 0.6% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on June 30, 2008. Additional information on Joint Repurchase Agreement Account II appears on page 59.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Prime Obligations Fund
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—37.0%
Amstel Funding Corp.
$70,000,000	2.850%	07/08/08	$69,961,208
200,000,000	2.750	08/26/08	199,144,444
200,000,000	2.760	08/27/08	199,126,000
100,000,000	2.920	09/15/08	99,383,556
Amsterdam Funding Corp.
75,000,000	2.740	07/09/08	74,954,333
305,900,000	2.860	07/25/08	305,316,751
120,000,000	2.570	08/21/08	119,563,100
Aspen Funding Corp.
100,000,000	2.800	09/16/08	99,401,111
100,000,000	2.900	10/06/08	99,218,611
Atlantic Asset Securitization Corp.
95,000,000	2.680	07/09/08	94,943,422
150,000,000	2.900	07/22/08	149,746,250
100,000,000	2.950	07/23/08	99,819,722
100,000,000	2.870	07/24/08	99,816,639
100,000,000	2.680	08/12/08	99,687,333
125,000,000	2.590	08/21/08	124,541,354
201,129,000	2.650	08/26/08	200,299,902
Atlantis One Funding Corp.
100,000,000	2.880	07/28/08	99,784,000
90,000,000	2.585	08/21/08	89,670,413
200,000,000	2.590	08/21/08	199,266,167
300,000,000	2.800	09/15/08	298,226,667
BA Credit Card Trust (Emerald)
167,000,000	3.400	07/01/08	167,000,000
165,000,000	3.150	07/07/08	164,913,375
75,000,000	3.150	07/10/08	74,940,938
100,000,000	3.150	07/11/08	99,912,500
80,000,000	3.200	07/15/08	79,900,444
170,000,000	3.000	07/18/08	169,759,167
135,000,000	3.200	07/22/08	134,748,000
50,000,000	3.000	08/27/08	49,762,500
65,000,000	3.100	09/12/08	64,591,403
235,000,000	3.150	09/16/08	233,416,687
Beethoven Funding Corp.
100,457,000	2.720	07/18/08	100,327,969
Cafco LLC
80,000,000	2.620	08/19/08	79,714,711
Cancara Asset Securitization LLC
160,000,000	2.800	07/09/08	159,900,444
150,000,000	2.800	07/15/08	149,836,667
Chariot Funding LLC
201,725,000	2.650	08/05/08	201,205,278
130,000,000	2.760	09/22/08	129,172,767
292,202,000	2.770	09/25/08	290,268,434
Charta LLC
50,000,000	2.900	08/08/08	49,846,944
235,000,000	2.680	08/14/08	234,230,244
240,000,000	2.680	08/15/08	239,196,000
Ciesco LLC
120,000,000	2.620	08/19/08	119,572,067
Citibank Credit Card Issuance Trust (Dakota Corp.)
295,000,000	3.300	07/23/08	294,405,083
250,000,000	3.300	07/24/08	249,472,917
250,000,000	3.350	07/25/08	249,441,667
285,000,000	3.150	08/07/08	284,077,312
Citigroup Funding, Inc.
195,000,000	2.830	08/06/08	194,448,150
200,000,000	2.830	08/07/08	199,418,278
190,000,000	2.830	08/08/08	189,432,428
250,000,000	2.760	08/21/08	249,022,500
245,000,000	2.760	08/25/08	243,966,917
295,000,000	2.920	09/10/08	293,301,128
190,000,000	2.950	09/15/08	188,816,722
CRC Funding LLC
100,000,000	2.900	08/08/08	99,693,889
Gemini Securitization Corp.
150,000,000	2.970	07/02/08	149,987,625
75,000,000	2.780	07/08/08	74,959,458
140,000,000	2.780	07/11/08	139,891,889
75,000,000	2.780	07/14/08	74,924,708
145,000,000	2.950	07/24/08	144,726,715
175,000,000	2.680	08/18/08	174,374,667
125,000,000	2.600	08/22/08	124,530,556
175,000,000	2.780	09/10/08	174,040,514
385,000,000	2.800	09/17/08	382,664,333
95,000,000	2.850	09/24/08	94,360,729
General Electric Capital Corp.
745,000,000	2.870	08/04/08	742,980,636
100,000,000	2.780	08/05/08	99,729,722
490,000,000	2.600	11/03/08	485,576,389
General Electric Capital Services, Inc.
500,000,000	2.550	11/24/08	494,829,167
JPMorgan Chase & Co.
1,000,000,000	2.830	08/11/08	996,776,944
590,000,000	2.550	11/07/08	584,608,875
Kitty Hawk Funding Corp.
400,000,000	2.570	07/25/08	399,314,667
150,000,000	2.780	09/16/08	149,108,083
181,938,000	2.800	09/19/08	180,805,941
LMA-Americas LLC
45,000,000	2.700	08/18/08	44,838,000
215,000,000	2.650	08/26/08	214,113,722
75,000,000	2.830	09/15/08	74,551,917
Newport Funding Corp.
75,553,000	2.780	09/12/08	75,127,091
Nieuw Amsterdam Receivables Corp.
208,169,000	2.890	07/23/08	207,801,350
200,000,000	2.810	07/28/08	199,578,500

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Prime Obligations Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations (continued)
Old Line Funding Corp.
$119,280,000	2.900%		07/25/08	$119,049,392
125,000,000	2.770		08/04/08	124,672,986
Park Avenue Receivables Co. LLC
295,000,000	2.750		09/18/08	293,219,759
195,000,000	2.760		09/22/08	193,759,150
253,604,000	2.770		09/26/08	251,906,333
Ranger Funding Co. LLC
395,000,000	2.650		08/20/08	393,546,181
140,000,000	2.630		09/05/08	139,324,967
75,000,000	2.800		09/16/08	74,550,833
100,000,000	2.770		09/17/08	99,399,833
72,481,000	2.830		09/24/08	71,996,686
Salisbury Receivables Co. LLC
60,000,000	2.830		09/08/08	59,674,550
Sheffield Receivables Corp.
195,000,000	2.700		07/09/08	194,883,000
219,000,000	2.810		07/21/08	218,658,117
Thames Asset Global Securitization, Inc.
385,000,000	2.840		07/08/08	384,787,394
Thunder Bay Funding, Inc.
151,279,000	2.900		07/25/08	150,986,527
155,000,000	2.770		08/15/08	154,463,312
Ticonderoga Funding LLC
130,000,000	2.610		08/11/08	129,613,575
Variable Funding Capital Corp.
275,000,000	2.750		07/14/08	274,726,910
366,178,000	2.880		07/25/08	365,474,938
150,000,000	2.570		08/21/08	149,453,875
350,000,000	2.760		09/18/08	347,880,167
200,000,000	2.770		09/22/08	198,722,722
Windmill Funding Corp.
120,000,000	2.720		07/08/08	119,936,533
95,000,000	2.720		07/09/08	94,942,578
120,000,000	2.570		08/21/08	119,563,100
Yorktown Capital LLC
225,564,000	2.700		07/07/08	225,462,496
229,672,000	2.700		07/21/08	229,327,492
100,000,000	2.640		08/13/08	99,684,667
170,000,000	2.610		08/19/08	169,396,075
218,116,000	2.580		08/22/08	217,303,154
91,112,000	2.600		09/04/08	90,684,280

Total Commercial Paper and Corporate Obligations				$20,790,838,293

Bank Notes—1.7%
Wells Fargo & Co.
$220,000,000	3.552%		05/01/09	$220,092,889
Wells Fargo Bank N.A.
745,000,000	2.950		05/29/09	745,000,000

Total Bank Notes				$965,092,889

Certificates of Deposit—2.2%
Bank of America N.A.
$495,000,000	2.800%		08/05/08	$495,000,000
500,000,000	2.540		09/26/08	500,000,000
220,000,000	2.910		12/19/08	220,000,000

Total Certificates of Deposit				$1,215,000,000

Master Demand Note—0.7%
Bank of America Securities LLC
$400,000,000	2.880%		11/03/08	$400,000,000

Medium-Term Notes—0.4%
Union Hamilton Reinsurance Co.
$100,000,000	3.276%		09/15/08	$100,000,000
130,000,000	3.301		09/22/08	130,000,000

Total Medium-Term Notes				$230,000,000

U.S. Government Agency Obligations—21.2%
Federal Home Loan Bank
$3,000,000,000	2.085	%(a)	07/01/08	$2,999,377,005
970,000,000	2.090	(a)	07/01/08	970,000,000
800,000,000	2.240	(a)	07/01/08	800,000,000
395,000,000	2.380	(a)	07/01/08	395,000,000
332,000,000	2.402	(a)	07/28/08	331,773,660
700,000,000	2.509	(a)	08/19/08	700,000,000
160,000,000	2.492	(a)	09/06/08	159,925,736
225,000,000	2.475		09/24/08	223,685,156
561,100,000	2.220		01/02/09	559,532,021
490,000,000	2.760		02/11/09	490,000,000
390,000,000	2.800		02/25/09	390,000,000
400,000,000	3.125		06/19/09	399,835,550
245,575,000	2.700		07/07/09	245,537,485
Federal Home Loan Mortgage Corp.
2,020,000,000	2.463	(a)	07/21/08	2,020,000,000
250,000,000	2.590		12/29/08	246,744,514
Federal National Mortgage Association(a)
600,000,000	2.230		07/01/08	599,929,672
400,000,000	2.290		07/01/08	399,523,272

Total U.S. Government Agency Obligations				$11,930,864,071

Variable Rate Obligations(a)—11.4%
Allstate Life Global Funding
$140,000,000	2.448%		07/11/08	$140,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) (continued)
Allstate Life Global Funding II
$50,000,000	2.531%	07/15/08	$50,000,000
70,000,000	2.571	07/16/08	70,000,000
50,000,000	2.513	07/28/08	50,000,000
Bank of America N.A.
345,000,000	3.208	07/03/08	345,000,000
616,900,000	2.813	09/18/08	617,345,482
Bank of New York Co., Inc.
200,000,000	2.465	07/14/08	200,000,000
Denver Colorado City & County School District 01
140,000,000	2.680	07/02/08	140,000,000
Eli Lilly & Co.
145,000,000	3.077	11/17/08	145,000,000
Florida Hurricane Catastrophe Fund
200,000,000	2.491	07/15/08	200,000,000
General Electric Capital Corp.
228,250,000	2.768	07/07/08	228,302,328
215,000,000	2.501	07/24/08	215,000,000
Hartford Life Insurance Co.(b)
100,000,000	2.589	07/01/08	100,000,000
JPMorgan Chase & Co.
100,000,000	2.449	07/02/08	100,000,000
565,000,000	2.724	07/03/08	564,973,576
60,000,000	2.782	09/02/08	59,987,584
Lehman Brothers Holdings, Inc.
140,000,000	2.828	09/26/08	140,000,000
MassMutual Global Funding II LLC
195,000,000	2.804	07/03/08	195,000,000
Merrill Lynch & Co., Inc.
145,000,000	2.536	07/07/08	145,000,000
100,000,000	2.611	07/15/08	100,000,000
MetLife, Inc.(b)
150,000,000	3.003	07/26/08	150,000,000
190,000,000	2.977	08/22/08	190,000,000
Metropolitan Life Global Funding I
295,000,000	2.960	07/09/08	295,000,000
Morgan Stanley
25,000,000	2.536	07/07/08	25,000,000
150,000,000	2.572	07/28/08	150,000,000
New York Life Insurance Co.(b)
245,000,000	2.951	09/30/08	245,000,000
250,000,000	2.971	06/23/09	250,000,000
Pacific Life Global Funding
100,000,000	2.526	07/07/08	100,000,000
Procter & Gamble Co.
170,000,000	2.789	08/19/08	170,000,000
Union Hamilton Reinsurance Co.
245,000,000	3.301	09/29/08	245,000,000
Wachovia Asset Securitization, Inc.(b)
230,377,670	2.633	07/25/08	230,377,670
Wachovia Corp.
45,000,000	2.532	07/28/08	44,985,867
Wells Fargo & Co.
250,000,000	2.508	07/03/08	250,008,905
265,000,000	2.631	07/18/08	265,000,000

Total Variable Rate Obligations			$6,415,981,412

Time Deposit—0.2%
Bank of America N.A.
$100,000,000	1.875%	07/01/08	$100,000,000

Total Investments Before Repurchase Agreements			$42,047,776,665

Repurchase Agreements-Unaffiliated Issuers(c)—24.4%
Deutsche Bank Securities, Inc.
$250,000,000	2.700%	07/01/08	$250,000,000
Maturity Value: $250,018,750
Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 7.000%, due 12/01/22 to 04/01/38. The aggregate market value of the collateral, including accrued interest, was $257,499,977.
Joint Repurchase Agreement Account II
13,370,000,000	2.666	07/01/08	13,370,000,000
Maturity Value: $13,370,990,123
Lehman Brothers Holdings, Inc.
25,000,000	1.500	07/01/08	25,000,000
Maturity Value: $25,001,042
Collateralized by U.S. Treasury Bill, 0.000%, due 12/26/08. The market value of the collateral, including accrued interest, was $25,504,054.
UBS Securities LLC
28,800,000	1.750	07/01/08	28,800,000
Maturity Value: $28,801,400
Collateralized by U.S.Treasury Note, 4.750%, due 05/31/12. The market value of the collateral, including accrued interest, was $29,376,775.

Total Repurchase Agreements- Unaffiliated Issuers			$13,673,800,000

Repurchase Agreements-Affiliated Issuers(c)—0.8%
Goldman, Sachs & Co.
$130,500,000	2.450%	07/01/08	$130,500,000
Maturity Value: $130,508,881
Collateralized by Government National Mortgage Association, 4.500% to 7.000%, due 05/15/31 to 06/15/38. The aggregate market value of the collateral, including accrued interest, was $134,414,964.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Prime Obligations Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Affiliated Issuers(c) (continued)
Goldman, Sachs & Co. (continued)
$300,000,000	2.500%	07/01/08	$300,000,000
Maturity Value: $300,020,833
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.500%, due 10/01/17 to 07/01/38 and Federal National Mortgage Association, 4.000% to 7.500%, due 09/01/13 to 06/01/38. The aggregate market value of the collateral, including accrued interest, was $308,999,725.

Total Repurchase Agreements- Affiliated Issuers			$430,500,000

Total Investments—100.0%			$56,152,076,665

Liabilities in Excess of Other Assets—(0.0)%			(8,003,984)

Net Assets—100.0%			$56,144,072,681

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds Rate. Interest rate disclosed is that which is in effect at June 30, 2008.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At June 30, 2008, these securities amounted to $1,165,000,000 approximately 2.1% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on June 30, 2008. Additional information on Joint Repurchase Agreement Account II appear on page 59.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—1.2%
Alabama Special Care Facility Financing Authority VRDN RB Birmingham Putters Series 2008-2959 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$8,360,000	1.600%	07/03/08	$8,360,000
Alabama Special Care Facility Financing Authority VRDN RB Mobile Floaters Series 2008-2605 (Morgan Stanley Municipal Products) (A-1)(a)
5,400,000	1.550	07/03/08	5,400,000
Alabama State Public School & College Authority VRDN RB Floaters Series 2007-2200 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
7,900,000	1.550	07/03/08	7,900,000
Alabama State Public School & College Authority VRDN RB MERLOTs Series 2008-D86 (Wachovia Bank N.A. SPA) (A-1+)(a)
4,995,000	1.610	07/02/08	4,995,000
Alabama State Public School & College Authority VRDN RB ROCS-RR-II R-11310 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
4,115,000	1.570	07/03/08	4,115,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 C (A-1/ VMIG1)
28,000,000	2.850	07/01/08	28,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,800,000	1.700	07/01/08	10,800,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 A (A-1/ VMIG1)
13,500,000	2.120	07/01/08	13,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/ VMIG1)
18,500,000	1.700	07/01/08	18,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 C (A-1/ VMIG1)
8,100,000	2.740	07/01/08	8,100,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/ VMIG1)
7,500,000	1.610	07/03/08	7,500,000
Mobile IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/ VMIG1)
11,100,000	1.700	07/01/08	11,100,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
7,800,000	1.700	07/01/08	7,800,000
Southeast Alabama Gas District VRDN RB Supply Project Series 2007 A (Societe Generale SPA) (VMIG1)
4,300,000	2.510	07/01/08	4,300,000
Wilsonville IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 2005 D (A-1/ VMIG1)
8,700,000	1.700	07/01/08	8,700,000

			$149,070,000

Alaska—0.2%
Alaska State Housing Finance Corp. Home Mortgage VRDN RB Series 2007 D (Landesbank Baden-Wurttemberg SPA) (A-1/ VMIG1)
$4,110,000	1.300%	07/03/08	$4,110,000
Valdez Alaska Marine Term VRDN RB Refunding for ExxonMobil Corp. Project Series 2001 (A-1+/ VMIG1)
21,275,000	2.330	07/01/08	21,275,000

			$25,385,000

Arizona—1.8%
Arizona Health Facilities Authority VRDN RB for Catholic Health Care West Series 2008 A (Bank of America N.A. LOC) (A-1+/ VMIG1)
$14,500,000	1.550%	07/02/08	$14,500,000
Arizona Health Facilities Authority VRDN RB for Catholic Health Care West Series 2008 B (Bank of America N.A. LOC) (A-1+/ VMIG1)
14,800,000	1.550	07/02/08	14,800,000
Arizona School District TANS Financing Program COPS Series 2007 (SP-1+/ MIG1)
15,000,000	4.500	07/30/08	15,009,893
Arizona State Transportation Board Highway Revenue VRDN RB Floaters Series 2008-2543 (Morgan Stanley Municipal Products) (A-1)(a)
2,580,000	1.550	07/03/08	2,580,000
Arizona State Transportation Board Highway Revenue VRDN RB Floaters Series 2008-2804 (Morgan Stanley Municipal Products) (A-1)(a)
9,590,000	1.550	07/03/08	9,590,000
Arizona State Transportation Board Highway Revenue VRDN RB ROCS-RR-II R-8086 Series 2008 (Citigroup Financial Products) (A-1+)(a)
12,095,000	1.550	07/03/08	12,095,000
Arizona State Transportation Board Highway Revenue VRDN RB ROCS-RR-II R-8097 Series 2008 (Citigroup Financial Products) (A-1+)(a)
5,800,000	1.550	07/03/08	5,800,000
Arizona Water Infrastructure Finance Authority VRDN RB Putters Series 2008-2745 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,725,000	1.600	07/03/08	4,725,000
Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Well Fargo Bank N.A. SPA) (A-1+)(a)
13,120,000	1.570	07/03/08	13,120,000
Gilbert Arizona GO Bonds Projects of 2006 & 2007 Series 2008 (MIG1/A-1+)(b)
15,790,000	3.500	07/01/09	16,052,114
Phoenix Arizona Civic Improvement Corp. VRDN RB Floaters Series 2008-2851 (Morgan Stanley Municipal Products) (A-1)(a)
6,375,000	1.550	07/03/08	6,375,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Arizona (continued)
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floaters Series 2008-2754 (Morgan Stanley Municipal Products) (A-1+)(a)
$3,435,000	1.550%	07/03/08	$3,435,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floaters Series 2008-2798 (Morgan Stanley Municipal Products) (A-1+)(a)
3,865,000	1.550	07/03/08	3,865,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Putters Series 2008-2658 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,825,000	1.600	07/03/08	1,825,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB ROCS-RR-II R-12039 Series 2007 (Citigroup Financial Products SPA) (A-1+/ VMIG1)(a)
6,100,000	1.560	07/03/08	6,100,000
Salt River Project Agricultural Improvement & Power District Electric Systems RB Salt River Project Series 2001 A (MIG1/A-1+)
3,205,000	5.000	01/01/09	3,255,036
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0014 A (Citibank N.A. SPA) (A-1+)(a)
10,875,000	1.560	07/03/08	10,875,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0141 A (Citibank N.A. SPA) (A-1+)(a)
16,500,000	1.560	07/03/08	16,500,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2007-0012 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
15,850,000	1.540	07/03/08	15,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2006-1430 (Morgan Stanley SPA) (A-1+)(a)
6,850,000	1.550	07/03/08	6,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2008-2799 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
7,275,000	1.550	07/03/08	7,275,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB MERLOTS Series 2008-BR14 (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)(a)
5,190,000	1.610	07/02/08	5,190,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROC-II R-1002 Series 2002 (Citigroup Global Markets SPA) (VMIG1)(a)
10,815,000	1.550	07/03/08	10,815,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Series 2005-1076 (Morgan Stanley SPA) (A-1+)(a)
4,845,000	1.550	07/03/08	4,845,000
Scottsdale Municipal Property Corp. Excise Tax VRDN RB Putters Series 2006-1570 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,500,000	1.600	07/03/08	4,500,000

			$215,827,043

California—1.9%
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS-RR-II R-11453 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
$1,400,000	1.500%	07/03/08	$1,400,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS-RR-II R-12019 Series 2007 (Citibank N.A. SPA) (A-1+/ VMIG1)(a)
6,750,000	1.500	07/03/08	6,750,000
Buckeye Union School District GO VRDN Floaters Series 2008-2382 (FSA) (Morgan Stanley Municipal Products SPA) (A-1)(a)
2,240,000	1.620	07/03/08	2,240,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Floater Series 2007-1754 (Morgan Stanley SPA) (VMIG1)(a)
6,400,000	1.520	07/03/08	6,400,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Floaters Series 2008-2825 (Morgan Stanley Municipal Products) (A-1)(a)
3,305,000	1.520	07/03/08	3,305,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Series 2007-1858 (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
9,000,000	1.520	07/03/08	9,000,000
California Health Facilities Financing VRDN RB for Sutter Health Floater Series 2008-2716 (Morgan Stanley Municipal Products) (A-1+)(a)
7,500,000	1.520	07/03/08	7,500,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Series 2008 A3 RMKT 03/26/08 (A-1+/ VMIG1)
6,000,000	1.700	04/01/09	6,000,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Series 2008 A4 RMKT 03/27/08 (A-1+/ VMIG1)
6,100,000	1.700	04/01/09	6,100,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Trust Series 2008 A2 RMKT 03/28/08 (A-1+/ VMIG1)
5,000,000	1.700	04/01/09	5,000,000
California State Department of Water Resources VRDN RB Floaters Series 2008-2696 (Morgan Stanley SPA) (A-1)(a)
5,223,500	1.520	07/03/08	5,223,500

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
California State Department of Water Resources VRDN RB Floaters Series 2008-2705 (Morgan Stanley Municipal Products) (A-1)(a)
$8,730,000	1.520%	07/03/08	$8,730,000
California State Department of Water Resources VRDN RB ROCS-RR-II R-8087 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
5,375,000	1.500	07/03/08	5,375,000
California State GO VRDN Floaters Series 2007-2178 (Wells Fargo & Co. LOC) (A-1+)(a)
9,386,500	1.570	07/03/08	9,386,500
California State GO VRDN Floaters Series 2008 DC-8035 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
26,195,000	1.570	07/03/08	26,195,000
California State GO VRDN ROCS-RR-II R-11402 Series 2008 (ASSURED GTY) (Citibank N.A. SPA) (A-1+) (a)
8,500,000	1.550	07/03/08	8,500,000
California State Lehman Municipal Trust Receipts GO VRDN Floater Trust Series 2008 K35W Reg. D (FSA) (Lehman Liquidity Co. SPA) (A-1)(a)
4,000,000	1.670	07/02/08	4,000,000
California Statewide Communities Development Authority VRDN RB for Sutter Health Floaters Series 2008-2708 (Morgan Stanley Municipal Products) (A-1+)(a)
23,465,000	1.520	07/03/08	23,465,000
California Statewide Communities Development Authority VRDN RB St. Joseph Health Systems Series 2008 C (A-1+/ VMIG1)
135,000	1.250	07/03/08	135,000
City of Los Angeles GO VRDN Floaters Series 2008-2678 (FSA) (Morgan Stanley Municipal Products) (A-1)(a)
4,590,000	1.620	07/03/08	4,590,000
Grossmont-Cuyamaca Community College District GO VRDN ROCS-RR-II R-8098 Series 2008 (ASSURED GTY) (Citigroup Financial Products) (A-1+)(a)
3,715,000	1.530	07/03/08	3,715,000
Huntington Beach Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4267 (FSA) (Merrill Lynch International) (F1+)(a)
8,415,000	1.530	07/03/08	8,415,000
Los Angeles Unified School District GO VRDN Eagle Series 2007-0155 A (FSA) (Landesbank Hessen-Thueringen) (A-1)(a)
6,600,000	1.540	07/03/08	6,600,000
Metropolitan Water District Southern California Waterworks VRDN RB Floaters Series 2008-2740 (Morgan Stanley Municipal Products) (A-1+)(a)
4,485,000	1.520	07/03/08	4,485,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,300,000	1.500	07/03/08	3,300,000
Orange County Sanitation District VRDN COPS Floaters Series 2007 2222 (FSA) (Wells Fargo Bank N.A. SPA) (A-1+)(a)
7,808,000	1.620	07/03/08	7,808,000
Peralta Community College District GO VRDN Putters Series 2008-2682 (FSA) (JPMorgan Chase & Co. SPA) (F1+)(a)
3,385,000	1.580	07/03/08	3,385,000
Placentia-Yorba Linda Unified School District VRDN RB Floaters Series 2008-2759 (Morgan Stanley Municipal Products) (VMIG1)(a)
16,250,000	1.520	07/03/08	16,250,000
Redlands Unified School District GO VRDN Floaters Series 2008-2383 (FSA) (Morgan Stanley Municipal Products) (F1+)(a)
2,405,000	1.620	07/03/08	2,405,000
San Diego Community College District GO VRDN Floaters Series 2008-2777 (FSA) (Morgan Stanley SPA) (A-1)(a)
3,125,000	1.620	07/03/08	3,125,000
San Diego Community College District GO VRDN MERLOTs Series 2008 D75 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
6,295,000	1.590	07/02/08	6,295,000
San Francisco Bay Area Rapid Transit District GO VRDN Floaters Series 2008-2665 (Morgan Stanley Municipal Products SPA) (A-1)(a)
2,200,000	1.520	07/03/08	2,200,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS-RR-II R-11285 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,000,000	1.500	07/03/08	4,000,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS-RR-II R-12223 Series 2007 (Citibank N.A. SPA) (A-1+/ VMIG1)(a)
5,605,000	1.500	07/03/08	5,605,000
San Jose Evergreen Community College District GO VRDN Floaters Series 2008-2519 (FSA) (Morgan Stanley Municipal Products) (A-1)(a)
10,200,000	1.620	07/03/08	10,200,000
Yosemite Community College District GO VRDN ROCS-RR-II R-11385 Series 2008 (FSA) (Citibank N.A. SPA) (A-1+)(a)
1,200,000	1.550	07/03/08	1,200,000

			$238,283,000

Colorado—2.3%
Adams County School District No. 014 GO VRDN ROCS-RR-II R-8091 Series 2008 (FSA) (Citigroup Financial Products) (VMIG1)(a)
$4,000,000	1.600%	07/03/08	$4,000,000
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible 05/08/08 (Bank of America N.A. SPA) (A-1+)
21,000,000	1.550	07/03/08	21,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Colorado (continued)
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2002 B (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
$12,290,000	1.550%	07/02/08	$12,290,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-5 (UBS AG SPA) (A-1+/ VMIG1)(b)
19,550,000	1.650	07/02/08	19,550,000
Colorado Health Facilities Authority VRDN RB for Sisters Charity Health System Series 2003 A (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
2,200,000	1.550	07/02/08	2,200,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
6,700,000	1.570	07/02/08	6,700,000
Colorado Health Facilities Authority VRDN RB Putters Series 2008-2906Z (FSA) (JPMorgan Chase Bank & Co. SPA) (A-1+)(a)
16,660,000	1.630	07/03/08	16,660,000
Colorado Regional Transportation District BB&T Municipal Trust VRDN RB Floaters Series 2017 (Branch Banking & Trust) (VMIG1)(a)
8,975,000	1.570	07/03/08	8,975,000
Colorado Regional Transportation District CP Series 2001 A (Westdeutsche Landesbank AG LOC) (A-1+)
14,800,000	1.600	07/01/08	14,800,000
Colorado School Mines Entreprise VRDN RB Refunding Series 2008 A (FSA) (Dexia Credit Local LOC) (A-1+/ VMIG1)
8,000,000	1.400	07/02/08	8,000,000
Colorado Springs Utilities Improvement VRDN RB Subordinated Lien Series 2006 B (Bayerische Landesbank SPA) (A-1/ VMIG1)
66,150,000	1.550	07/03/08	66,150,000
Colorado State General Fund TRANS Series 2008 (SP-1+/ MIG1)(b)
91,000,000	3.000	06/26/09	92,142,050
Platte River Power Authority Electric VRDN RB Subordinated Lien Series 1993 S-1 (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
4,550,000	1.550	07/02/08	4,550,000

			$277,017,050

Connecticut—1.4%
Connecticut State GO Bonds New Money Series 2002 D (AA/ Aa3)
$4,485,000	5.250%	11/15/08	$4,539,150
Connecticut State GO Bonds Series 2007 D (AA/ Aa3)
14,000,000	4.000	12/01/08	14,058,289
Connecticut State GO VRDN P-Floats-PA-879-R Series 2001 (Merrill Lynch Capital Services SPA) (A-1)(a)
4,945,000	1.560	07/03/08	4,945,000
Connecticut State Health & Educational Facilities Authority VRDN RB Austin Trust Certificates Series 2008-1086 (Bank of America N.A. SPA) (A-1+)(a)
21,000,000	1.570	07/03/08	21,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB Floaters Series 2008-2546 (Morgan Stanley Municipal Products SPA) (A-1)(a)
11,410,000	1.530	07/03/08	11,410,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Ascension Health Credit Series 1999 B (A-1+/ VMIG1)
1,460,000	1.430	07/02/08	1,460,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Floaters Series 2008-2666 (Morgan Stanley Municipal Products) (VMIG1)(a)
10,000,000	1.530	07/03/08	10,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Floaters Series 2008-2763X (Morgan Stanley SPA) (A-1+)(a)
12,000,000	1.530	07/03/08	12,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2861 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,770,000	1.550	07/03/08	4,770,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2862 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,155,000	1.550	07/03/08	5,155,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University ROCS-RR-II R-12227 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
5,125,000	1.530	07/03/08	5,125,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-1 (A-1+/ VMIG1)
36,630,000	2.850	07/01/08	36,630,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale Univesity Series 2003 X-2 (A-1+/ VMIG1)
12,600,000	1.270	07/03/08	12,600,000
Connecticut State Health & Educational Facilities Authority VRDN RB Yale New Have Hospital Series 2008 K2 (JPMorgan Chase & Co. LOC) (A-1+/ VMIG1)
160,000	1.450	07/02/08	160,000
Connecticut State Health & Educational Facilities Authority VRDN RB Yale New Haven Hospital Series 2008 K1 (JPMorgan Chase & Co. LOC) (A-1+/ VMIG1)
165,000	1.450	07/02/08	165,000
Connecticut State Lehman Municipal Trust Receipts VRDN RB Yale University Floater Trust Series 2008 K34W Reg. D (Lehman Liquidity Co. SPA) (VMIG1)(a)
5,365,000	1.770	07/02/08	5,365,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Connecticut (continued)
Yale University CP Series 2008 S2 (A-1+/ VMIG1)
$16,500,000	1.400%	09/04/08	$16,500,000

			$165,882,439

Delaware—0.3%
Delaware GO Bonds Series 2008 (AAA/ Aaa)
$6,415,000	5.000%	03/01/09	$6,534,871
Delaware State GO Bonds Series 2004 A (AAA/ Aaa)
2,015,000	5.000	01/01/09	2,046,762
Delaware Transportation Authority Transit System VRDN RB Floaters Series 2005-1205 (Morgan Stanley SPA) (A-1+)(a)
18,927,000	1.550	07/03/08	18,927,000
University of Delaware VRDN RB Series 1998 (Bank of America N.A. SPA) (A-1+)
1,500,000	1.550	07/02/08	1,500,000
University of Delaware VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+)
5,905,000	1.650	07/01/08	5,905,000
University of Delaware VRDN RB Series 2004 B (Bank of America N.A. SPA) (A-1+)
8,700,000	2.050	07/01/08	8,700,000

			$43,613,633

District of Columbia—0.6%
District of Columbia GO VRDN ROCS-RR-II R-11300 Series 2007 (FSA) (Citibank N.A. SPA) (A-1+)(a)
$4,990,000	1.600%	07/03/08	$4,990,000
District of Columbia GO VRDN Series 2001 C (JPMorgan Chase & Co. LOC) (A-1+/ VMIG1)
17,350,000	1.550	07/03/08	17,350,000
District of Columbia GO VRDN Series 2008 A (Allied Irish Bank PLC LOC) (A-1/ VMIG1)
4,285,000	1.550	07/03/08	4,285,000
District of Columbia VRDN RB Refunding Series 2008 B (Bank of America N.A. LOC) (A-1+/ VMIG1)
13,990,000	1.550	07/03/08	13,990,000
District of Columbia Water & Sewer Authority Public Utilities VRDN RB Floaters Series 2008-2861 (Morgan Stanley Municipal Products) (A-1)(a)
6,000,000	1.600	07/03/08	6,000,000
Washington DC Metropolitan Transit Authority CP Series 2007 A (Wachovia Bank N.A. LOC) (A-1+/ P-1)
32,200,000	1.050	08/06/08	32,200,000

			$78,815,000

Florida—9.1%
Broward County Electrical BB&T Municipal Trust GO VRDN Floaters Series 2015 (Branch Banking & Trust) (VMIG1)(a)
$11,040,000	1.570%	07/03/08	$11,040,000
Broward County GO VRDN MERLOTs Series 2008 D214 (Wachovia Bank N.A. SPA) (A-1+)(a)
13,045,000	1.760	07/02/08	13,045,000
Broward County School District TANS Series 2007 (MIG1)
70,000,000	4.000	09/30/08	70,101,350
Escambia County VRDN PCRB Refunding Gulf Power Series 1997 RMKT 03/26/08 (VMIG1)
9,000,000	2.500	07/01/08	9,000,000
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC) (A-1/ P-1)
19,667,000	1.550	07/08/08	19,667,000
8,139,000	2.250	07/10/08	8,139,000
73,000,000	1.680	08/12/08	73,000,000
10,000,000	1.650	09/08/08	10,000,000
Florida Municipal Power Agency CP Series 1995 A (Wachovia Bank N.A. LOC) (A-1)
7,200,000	1.550	07/08/08	7,200,000
8,100,000	1.550	07/15/08	8,100,000
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2008-1083 (Bank of America N.A. SPA) (A-1+)(a)
14,911,000	1.600	07/03/08	14,911,000
Florida State Board of Education GO Bonds Refunding for Capital Outlay Series 2007 A (AAA/ Aa1)
6,205,000	5.000	06/01/09	6,387,627
Florida State Board of Education GO VRDN Eagle Series 2007-0048 Class A (Bayerische Landesbank SPA) (A-1)(a)
21,445,000	1.550	07/03/08	21,445,000
Florida State Board of Education GO VRDN MERLOTs Series 2008 C19 (Bank of New York SPA) (A-1+) (a)
5,885,000	1.860	07/02/08	5,885,000
Florida State Board of Education GO VRDN MERLOTs Series 2008 D114 (Wachovia Bank N.A. SPA) (A-1+)(a)
12,255,000	1.860	07/02/08	12,255,000
Florida State Board of Education GO VRDN MERLOTs Series 2008 D115 (Wachovia Bank N.A. SPA) (A-1+)(a)
5,215,000	1.860	07/02/08	5,215,000
Florida State Board of Education GO VRDN MERLOTs Series 2008 D193 (Wachovia Bank N.A. SPA) (A-1+)(a)
6,000,000	1.610	07/02/08	6,000,000
Florida State Board of Education GO VRDN Putters Series 2008-2 (Bank of Montreal SPA) (VMIG1) (a)
12,180,000	1.600	07/03/08	12,180,000
Florida State Board of Education GO VRDN Putters Series 2008-2773 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,990,000	1.600	07/03/08	4,990,000
Florida State Board of Education GO VRDN Putters Series 2008-2850 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,420,000	1.600	07/03/08	7,420,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11302 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,310,000	1.550	07/03/08	4,310,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Florida State Board of Education GO VRDN ROCS-RR-II R-11303 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
$5,395,000	1.550%	07/03/08	$5,395,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11389 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
4,570,000	1.560	07/03/08	4,570,000
Florida State Board of Education GO VRDN ROCS-RR-II R-12067 Series 2007 (Citigroup Financial Products SPA) (A-1+/ VMIG1)(a)
6,565,000	1.560	07/03/08	6,565,000
Florida State Board of Education GO VRDN ROCS-RR-II R-12078 Series 2007 (Bayerische Landesbank SPA) (A-1/ VMIG1)(a)
23,050,000	1.550	07/03/08	23,050,000
Florida State Board of Education GO VRDN ROCS-RR-II R-12154 Series 2007(Bayerische Landesbank SPA) (A-1/ VMIG1)(a)
12,105,000	1.580	07/03/08	12,105,000
Florida State Board of Education Lottery RB Series 2008 A (AAA/ A2)
4,870,000	5.000	07/01/09	5,016,372
Florida State Department of Environmental Protection and Preservation VRDN RB MERLOTs Series 2008 D144 (ASSURED GTY) (Wachovia Bank N.A. SPA) (A-1+)(a)
5,500,000	1.610	07/02/08	5,500,000
Florida State DOT GO Bonds Right of Way Series 2003 A (AAA/ Aa1)
5,035,000	5.000	07/01/08	5,035,000
Florida State Financial Department General Services RB for Environmental Protection Preservation 2000-B Series 1998 (AAA/ Aaa)
4,650,000	5.500	07/01/08	4,650,000
Florida State Turnpike Authority VRDN RB Floaters Series 2006-1450 (Morgan Stanley SPA) (VMIG1) (a)
9,580,000	1.550	07/03/08	9,580,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,770,000	1.600	07/03/08	4,770,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,000,000	1.600	07/03/08	3,000,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2996 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,610,000	1.600	07/03/08	4,610,000
Fort Lauderdale Water & Sewer VRDN RB ROCS-RR-II R-11508 (Citibank N.A. SPA) (A-1+)(a)
22,340,000	1.550	07/03/08	22,340,000
Gainesville Florida Utilities System VRDN RB Series 2007 A (State Street Bank & Trust Co. SPA) (A-1+/ VMIG1)
10,000,000	1.530	07/02/08	10,000,000
Jacksonville Capital Project VRDN RB Series 2008 A (Bank of America N.A. LOC) (VMIG1)(b)
30,000,000	1.450	07/01/08	30,000,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank AG SPA) (A-1/ VMIG1)
49,400,000	1.450	07/03/08	49,400,000
Jacksonville Electric Authority VRDN RB for St. Johns River Power Park Systems Putters Series 2008-2935Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,525,000	1.600	07/03/08	7,525,000
Jacksonville Electric Authority VRDN RB Series 2008 3-B-3 (Dexia Credit Local SPA) (VMIG1)
12,800,000	1.540	07/02/08	12,800,000
Jacksonville Electric Authority VRDN RB Series 2008 3D2 (Fortis Bank S.A./ N.V. SPA) (A-1+/ VMIG1)
15,300,000	1.530	07/02/08	15,300,000
Jacksonville Electric Authority VRDN RB Series 2008 Three-B-4 (Dexia Credit Local SPA) (VMIG1)
17,200,000	1.540	07/02/08	17,200,000
Jacksonville Electric Authority VRDN RB Series 2008 Three-D-1 (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
13,200,000	1.530	07/02/08	13,200,000
Jacksonville Electric Authority VRDN RB Subordinated Electric System Series 2001 B (Bank of America N.A. SPA) (A-1/ VMIG1)
11,100,000	1.700	07/01/08	11,100,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Subseries 2008 B-1 (State Street Bank & Trust Co. SPA) (A-1+/ VMIG1)
8,600,000	1.540	07/02/08	8,600,000
Jacksonville Health Facilities Authority Hospital VRDN RB for Baptist Medical Center Project Series 2001 (Wachovia Bank N.A. LOC) (A-1+)
7,105,000	2.100	07/01/08	7,105,000
Jacksonville Health Facilities Authority VRDN RB ROCS-RR-II R-186 for Ascension Health Series 2002 (Citibank N.A. SPA) (VMIG1)(a)(b)
11,800,000	1.550	07/03/08	11,800,000
Jacksonville Transportation VRDN RB Series 2008 B (Dexia Credit Local SPA) (A-1+/ VMIG1)
28,200,000	1.530	07/03/08	28,200,000
Jacksonville Water & Sewer Systems VRDN RB Series 2008 A-2 (Banco Bilboa Vizcaya SPA) (A-1+/ VMIG1)
11,700,000	1.400	07/02/08	11,700,000
Miami-Dade County School District TANS Series 2007 (MIG1)
116,000,000	4.000	10/03/08	116,172,846
Orange County School District TANS Series 2007 (MIG1)
50,000,000	4.000	09/30/08	50,072,172
Orlando & Orange County Expressway Authority VRDN RB Refunding Subseries 2008 B4 (Wachovia Bank N.A. LOC) (A-1+/ VMIG1)
27,000,000	1.520	07/03/08	27,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Orlando Utilities Commission System RB Refunding Series 2004 (AA/ Aa1)
$10,400,000	5.250%	07/01/09	$10,751,404
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 B (SunTrust Bank SPA) (A-1+/ VMIG1)
18,900,000	1.520	07/02/08	18,900,000
Palm Beach County School District CP (Bank of America N.A. LOC) (A-1/ P-1)
14,750,000	1.720	10/09/08	14,750,000
Palm Beach County School District CP Series 2008 (Bank of America N.A. LOC) (A-1/ P-1)
12,800,000	1.550	08/14/08	12,800,000
Sarasota County Utility Systems VRDN RB P-Floats-PT-1559 Series 2002 (ASSURED GTY) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,145,000	1.560	07/03/08	5,145,000
South Broward Hospital District VRDN RB Austin Trust Certificats Series 2008-1122 (Bank of America N.A. SPA) (A-1+)(a)
9,000,000	1.600	07/03/08	9,000,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2007-1025 (Bank of America N.A. SPA) (A-1+)(a)
12,275,000	1.600	07/03/08	12,275,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2008-1117 (Bank of America N.A. SPA) (A-1+)(a)
4,245,000	1.600	07/03/08	4,245,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Floaters Series 2008-2749 (Morgan Stanley SPA) (A-1+)(a)
10,000,000	1.550	07/03/08	10,000,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2007-2318 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
56,995,000	1.600	07/03/08	56,995,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2008-2473 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,125,000	1.600	07/03/08	3,125,000
Sunshine State CP Series 2008 H (JPMorgan Chase & Co. SPA) (A-1/ P-1)
3,500,000	1.600	08/07/08	3,500,000
Tallahassee Construction Utility System VRDN RB Putters Series 2008-2617 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,660,000	1.600	07/03/08	6,660,000
Tallahassee Construction Utility System VRDN RB ROCS-RR-II R-11306 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,795,000	1.550	07/03/08	6,795,000
University of South Florida Financing Corp. VRDN COPS Master Lease Program Series 2005 B-1 (Wachovia Bank N.A. LOC) (A-1+/ VMIG1)
11,500,000	1.500	07/02/08	11,500,000
University of South Florida Financing Corp. VRDN COPS Master Lease Program Series 2005 B-2 (Wachovia Bank N.A. LOC) (A-1+/ VMIG1)
11,500,000	1.500	07/02/08	11,500,000
University of South Florida Financing Corp. VRDN COPS Master Lease Program Series 2007 (Wachovia Bank N.A. LOC) (A-1+/ VMIG1)
33,850,000	1.500	07/02/08	33,850,000

			$1,105,443,771

Georgia—2.9%
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
$2,120,000	2.550%	07/01/08	$2,120,000
Bartow County Development Authority VRDN PCRB Bowen Project Series 1997 1st-RMKT 03/20/08 Series 1997 (A-1/ P-1)
13,300,000	2.500	07/01/08	13,300,000
Burke County Development Authority VRDN PCRB Georgia Power Plant Vogtle Series 1992 (A-1/ VMIG1)
5,000,000	2.500	07/01/08	5,000,000
Burke County Development Authority VRDN PCRB Vogtle Project Series 1995 2nd-RMKT 03/26/08 (A-1/ VMIG1)
2,700,000	2.500	07/01/08	2,700,000
Burke County Development Authority VRDN PCRB Vogtle Project Series 1996 1st-RMKT 03/26/08 (A-1)
17,100,000	1.700	07/01/08	17,100,000
Cobb County Hospital Authority VRDN RB Anticipation Certificates for Wellstar Health Equipment Pool Project Series 2006 (SunTrust Bank LOC) (A-1+/ VMIG1)(a)
4,000,000	1.570	07/03/08	4,000,000
Dekalb County Private Hospital Authority VRDN RB RANS for Childrens Healthcare Series 2008 (Landesbank Hessen-Thueringen SPA) (A-1/ VMIG1)
24,510,000	1.550	07/02/08	24,510,000
Dekalb County VRDN RB Water & Sewer ROCS-RR-II R-567 (Citibank N.A. SPA) (VMIG1)(a)
3,135,000	1.550	07/03/08	3,135,000
Fulton County Development Authority VRDN RB Childrens Healthcare Atlanta Series 2008 (Landesbank Hessen-Thueringen SPA) (A-1/ VMIG1)
14,000,000	1.500	07/02/08	14,000,000
Georgia State GO Bonds Series 1994 D (AAA/ Aaa)
2,785,000	6.700	08/01/08	2,795,975
Georgia State GO Bonds Series 2002 D (AAA/ Aaa)
6,100,000	5.250	08/01/08	6,107,994
Georgia State GO Bonds Series 2007 F (AAA/ Aaa)
3,880,000	4.000	12/01/08	3,893,601
Georgia State GO Bonds Series 2007 G (AAA/ Aaa)
4,680,000	5.000	12/01/08	4,715,492

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia (continued)
Georgia State GO Bonds Unrefunded Balance Series 1994 B (AAA/ Aaa)
$4,900,000	5.250%	03/01/09	$5,011,402
Georgia State GO VRDN ROCS-RR-II R-11491 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
6,700,000	1.550	07/03/08	6,700,000
Georgia State Road & Thruway Authority RB Federal Highway Grant Anticipation Bonds Series 2006 (AA-/ Aa3)
9,500,000	5.000	06/01/09	9,770,695
Georgia State Road Authority CP Series 2007 A (State Street Bank & Trust Co. SPA) (A-1+)
31,000,000	2.100	07/10/08	31,000,000
Gwinnett County School District GO VRDN Floaters Series 2008-2747 (Morgan Stanley SPA) (VMIG1) (a)
5,120,000	1.550	07/03/08	5,120,000
Gwinnett County School District GO VRDN Floaters Series 2008-2792 (Morgan Stanley Municipal Products) (VMIG1)(a)
5,245,000	1.550	07/03/08	5,245,000
Gwinnett County School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
9,995,000	1.600	07/03/08	9,995,000
Gwinnett County School District VRDN MERLOTs Series 2008 D191 (Wachovia Bank N.A. SPA) (A-1+) (a)
5,715,000	1.610	07/02/08	5,715,000
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 A (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
10,690,000	1.550	07/02/08	10,690,000
Heard County Development Authority VRDN PCRB Wansley Series 1997 1st-RMKT 03/05/08 (A-1/ VMIG1)
7,500,000	2.150	07/01/08	7,500,000
Metropolitan Atlanta Rapid Transit Authority CP Series 2004 (Dexia Credit Local SPA) (A-1+/ P-1)
9,400,000	3.050	08/12/08	9,400,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Putters Series 2008-2674 (FSA) (JPMorgan Chase & Co. SPA) (F1+)(a)
13,315,000	1.630	07/03/08	13,315,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG LOC) (A-1+)
28,420,000	1.850	07/01/08	28,420,000
14,500,000	1.700	08/04/08	14,500,000
46,282,000	1.770	09/10/08	46,282,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT 04/11/97 (Landesbank Hessen-Thueringen LOC) (A-1+/ VMIG1)
5,400,000	1.800	07/02/08	5,400,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 C RMKT 04/11/97 (Bayerische Landesbank LOC) (A-1+/ VMIG1)
8,700,000	1.500	07/02/08	8,700,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2008-2989 (JPMorgan Chase & Co.) (VMIG1)(a)
3,995,000	1.600	07/03/08	3,995,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2000 B (A-1+/ VMIG1)
1,000,000	1.600	07/02/08	1,000,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005 B-2 (A-1+/ VMIG1)
3,100,000	1.510	07/03/08	3,100,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005 C-3 RMKT 04/23/08 (VMIG1)
5,400,000	1.510	07/03/08	5,400,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005 C-4 RMKT 04/22/08 (A-1/ VMIG1)
4,400,000	1.510	07/03/08	4,400,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2008-1156 (Bank of America N.A.) (A-1+)(a)
7,500,000	1.600	07/03/08	7,500,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/ VMIG1)
4,085,000	2.550	07/01/08	4,085,000

			$355,622,159

Hawaii—0.2%
Hawaii State GO Bonds Refunding Series 2002 CY (FSA) (Citibank N.A. SPA) (AAA/ Aaa)
$6,000,000	4.000%	02/01/09	$6,044,468
Hawaii State GO VRDN Eagle Series 2008-0002 Class A (Citigroup Financial Products) (A-1+)(a)
4,950,000	1.550	07/03/08	4,950,000
Hawaii State GO VRDN Floaters Series 2008-2726 (Morgan Stanley Municipal Products) (F1+)(a)
5,370,000	1.550	07/03/08	5,370,000
Hawaii State GO VRDN MERLOTs Series 2008 D189 (Wachovia Bank N.A. SPA) (A-1+)(a)
5,000,000	1.710	07/02/08	5,000,000

			$21,364,468

Idaho—0.4%
Idaho Health Facilities Authority VRDN RB for Ascension Health Service Care Series 2008 D (A-1+/ VMIG1)
$6,000,000	1.350%	07/02/08	$6,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Idaho (continued)
Idaho State GO TANS Series 2008 (SP-1+/ MIG1)(b)
$47,500,000	3.000%	06/30/09	$48,095,650

			$54,095,650

Illinois—5.8%
Aurora Illinois GO VRDN Floaters Series 2008-2821 (Morgan Stanley Municipal Products) (A-1)(a)
$10,930,000	1.550%	07/03/08	$10,930,000
Aurora Illinois GO VRDN Foaters Series 2008-2822 (Morgan Stanley Municipal Products) (A-1)(a)
10,925,000	1.550	07/03/08	10,925,000
Champaign County GO VRDN Putters Series 2008-2713 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,265,000	1.630	07/03/08	5,265,000
Chicago Board of Education GO VRDN Floater Certificates Series 2007-1714 (ASSURED GTY) (AAA/AAA) (a)
12,975,000	1.590	07/03/08	12,975,000
Chicago Board of Education GO VRDN Floater Series 2008-2525 (FSA) (Morgan Stanley Municipal Products SPA) (A-1)(a)
3,005,000	1.650	07/03/08	3,005,000
Chicago Board of Education GO VRDN ROCS-RR-II R-10325 Series 2008 (FSA) (Citibank N.A. SPA) (A-1+)(a)
21,000,000	1.600	07/03/08	21,000,000
Chicago GO VRDN Eagle Series 2008-0016 Class A (Citigroup Financial Products) (A-1+/ VMIG1)(a)
5,180,000	1.550	07/03/08	5,180,000
Chicago GO VRDN Floaters Series 2008-2507 (FSA) (Morgan Stanley Municipal Products SPA) (VMIG1) (a)
2,510,000	1.650	07/03/08	2,510,000
Chicago GO VRDN Putters Series 2006-1286 (FSA) (JPMorgan Chase Bank & Co. SPA) (A-1+)(a)
4,330,000	1.630	07/03/08	4,330,000
Chicago GO VRDN ROCS-RR-II R-8099 Series 2008 (Citigroup Financial Products) (A-1+)(a)
5,500,000	1.550	07/03/08	5,500,000
Chicago GO VRDN Spears Series 2005 DB-158 (FSA) (Deutsche Bank AG SPA) (F1+)(a)
4,740,000	1.580	07/03/08	4,740,000
Chicago Metropolitan Water District Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-3964 Series 2007 (Dexia Credit Local SPA) (F1+)(c)
7,075,000	1.900	07/03/08	7,075,000
Chicago Metropolitan Water Reclamation District BB&T Municipal Trust GO VRDN Floater Series 2007 (Branch Banking & Trust N.A. SPA) (VMIG1)(a)
10,000,000	1.550	07/03/08	10,000,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN DCL-052 Series 2008 (Dexia Credit Local SPA) (A-1+/ VMIG1)(a)
7,415,000	1.600	07/03/08	7,415,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN MERLOTs Series 2008 C31 (Bank of New York N.A. SPA) (A-1+)(a)
3,500,000	1.860	07/02/08	3,500,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN MERLOTs Series 2008 D77 (Wachovia Bank N.A. SPA) (A-1+)(a)
2,300,000	1.610	07/02/08	2,300,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN Putters Series 2008-2854 (JPMorgan Chase & Co. SPA) (A-1+)(a)
9,580,000	1.600	07/03/08	9,580,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN ROCS-RR-II R-11283 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
2,000,000	1.550	07/03/08	2,000,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN ROCS-RR-II R-6077 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
5,370,000	1.550	07/03/08	5,370,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN Series 2008-051 (Dexia Credit Local SPA) (VMIG1)(a)
5,385,000	1.600	07/03/09	5,385,000
Chicago Metropolitan Water Reclamation District of Greater Chicago VRDN RB ROCS-RR-II R-11189 Series 2007 (Citigroup Global Markets SPA) (VMIG1)(a)
4,995,000	1.550	07/03/08	4,995,000
Chicago Motor Fuel Tax VRDN RB Floaters Series 2008-2757 (ASSURED GTY) (Morgan Stanley Municipal Products) (A-1)(a)
3,010,000	1.600	07/03/08	3,010,000
Chicago O’Hare International Airport VRDN RB Putters Series 2008-2500 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,010,000	1.630	07/03/08	3,010,000
Chicago O’Hare International Airport VRDN RB Putters Series 2008-2501 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,700,000	1.630	07/03/08	3,700,000
Chicago Puttable Floating Option Tax-Exempt Receipts GO VRDN Rites-PT-4507 Series 2008 (FSA) (Merrill Lynch International) (F1)(a)
5,055,000	1.550	07/03/08	5,055,000
Chicago Water & Sewer VRDN RB Putters Series 2008-2926Z (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,195,000	1.630	07/03/08	5,195,000
City of Chicago Eclipse Funding Trust GO VRDN Solar Eclipse Series 2006-3 (FSA) (U.S. Bank N.A. SPA) (VMIG1)(c)
6,195,000	3.800	07/03/08	6,195,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Cook County Community High School District No. 219 Niles Township GO VRDN MERLOTs Series 2008 D142 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
$4,915,000	1.610%	07/02/08	$4,915,000
Cook County GO VRDN Capital Improvement Series 2004 E (Depfa Bank PLC SPA) (A-1/ VMIG1)
11,100,000	1.570	07/03/08	11,100,000
Cook County Township High School District No. 225 Northfield Township GO VRDN Putters Series 2008-2445 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,695,000	1.600	07/03/08	2,695,000
Illinois Educational Facilities Authority RB University of Chicago Series 2003 A (AA/ Aa1)
3,225,000	5.000	07/01/09	3,325,805
Illinois Educational Facilities Authority VRDN RB for Northwestern University Putters Series 2008-2939 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
13,600,000	1.600	07/03/08	13,600,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 A-1 (A-1+/ VMIG1)
15,555,000	1.900	01/15/09	15,555,000
Illinois Finance Authority VRDN RB Advocate Health Care Subseries 2008 B-3 (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
4,150,000	1.560	07/02/08	4,150,000
Illinois Finance Authority VRDN RB Advocate Health Subseries 2008 B-1 (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
4,450,000	1.560	07/02/08	4,450,000
Illinois Finance Authority VRDN RB Advocate Health Subseries 2008-C2B (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
1,625,000	1.560	07/02/08	1,625,000
Illinois Finance Authority VRDN RB Austin Trust Certificates for Childrens Hospital Series 2008-1098 (ASSURED GTY) (Bank of America N.A. SPA) (A-1+)(a)
7,500,000	1.600	07/03/08	7,500,000
Illinois Finance Authority VRDN RB Chicago Symphony Orchestra Series 2008 (RBS Citizens N.A. SPA) (VMIG1)
7,000,000	1.350	07/03/08	7,000,000
Illinois Finance Authority VRDN RB Floater Series 2005 K19-Reg. D (Lehman Brothers SPA) (VMIG1) (a)
4,750,000	2.000	07/02/08	4,750,000
Illinois Finance Authority VRDN RB for Children’s Hospital Floaters Series 2008-2862 (ASSURED GTY) (Morgan Stanley Municipal Products) (F1+)(a)
8,575,000	1.600	07/03/08	8,575,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2004 B-2 (UBS AG SPA) (A-1+/ VMIG1)
42,300,000	1.850	07/01/08	42,300,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-1 (UBS AG SPA) (A-1+/ VMIG1)
11,000,000	1.600	07/03/08	11,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 B-1 (Bank of Nova Scotia SPA) (A-1+/ VMIG1)
18,300,000	1.850	07/01/08	18,300,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 B-2 (Bank of Nova Scotia SPA) (A-1+/ VMIG1)
15,800,000	1.700	07/01/08	15,800,000
Illinois Finance Authority VRDN RB for Northwestern University Floaters Series 2006-1489 (Morgan Stanley Municipal Products) (F1+)(a)
16,160,000	1.550	07/03/08	16,160,000
Illinois Finance Authority VRDN RB for Northwestern University Floaters Series 2007-2152 (Morgan Stanley Municipal Products SPA) (F1+)(a)
3,038,500	1.550	07/03/08	3,038,500
Illinois Finance Authority VRDN RB for Northwestern University Subseries 2004 A (A-1+/ VMIG1)
1,000,000	1.600	07/02/08	1,000,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/ VMIG1)
4,637,000	1.400	07/03/08	4,637,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C (A-1+/ VMIG1)
3,550,000	1.400	07/03/08	3,550,000
Illinois Finance Authority VRDN RB ROCS RR-II-R 6015 Series 2004 (Citigroup, Inc. SPA) (A-1+) (a)
5,555,000	1.550	07/03/08	5,555,000
Illinois Health Facilities Authority VDRN RB for Northwestern Memorial Hospital Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/ VMIG1)
5,400,000	1.700	07/01/08	5,400,000
Illinois Health System Evanston Hospital CP Series 1987 B (A-1+)
18,000,000	1.500	07/17/08	18,000,000
Illinois Health System Evanston Hospital CP Series 1995 (A-1/ P-1)
4,000,000	1.600	08/07/08	4,000,000
Illinois Health System Sisters Hospital CP Series 2008 A (A-1)
18,200,000	1.750	10/06/08	18,200,000
13,500,000	1.750	10/20/08	13,500,000
13,500,000	1.750	01/12/09	13,500,000
Illinois State GO Bonds Series 2005 (AA/ Aa3)
3,800,000	5.000	04/01/09	3,888,666
Illinois State GO VRDN Floaters Series 2008-2690 (Morgan Stanley Municipal Products) (A-1)(a)
4,590,000	1.550	07/03/08	4,590,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Illinois State GO VRDN Macon Trust Certificates Series 2006 L (Bank of America N.A. SPA) (VMIG1)(a)
$3,500,000	1.600%	07/03/08	$3,500,000
Illinois State GO VRDN MERLOTs Series 2008 D136 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
7,105,000	1.610	07/02/08	7,105,000
Illinois State GO VRDN P-Floats-PT-3523 Series 2006 (Dexia Credit Local SPA) (F1+)(a)
5,975,000	1.560	07/03/08	5,975,000
Illinois State GO VRDN ROCS-RR-II R-11165 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
500,000	1.550	07/03/08	500,000
Illinois State GO VRDN ROCS-RR-II-R-1072 (Citigroup Financial Products) (F1+)(a)
1,695,000	1.550	07/03/08	1,695,000
Illinois State GO VRDN ROCS-RR-II-R-12069 Series 2007 (Citigroup Financial Products SPA) (A-1+/ VMIG1)(a)
4,000,000	1.560	07/03/08	4,000,000
Illinois State GO VRDN Series 2008-058 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
5,770,000	1.600	07/03/08	5,770,000
Illinois State Sales Tax VRDN RB MERLOTs Series 2001 A-102 (Bank of New York N.A. SPA) (A-1+) (a)
20,330,000	1.860	07/02/08	20,330,000
Illinois State Toll Highway Authority Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2008-P21W Reg. D (FSA) (Lehman Liquidity Co. SPA) (VMIG1)(a)
9,000,000	1.770	07/02/08	9,000,000
Illinois State Toll Highway Authority VRDN RB Floaters Series 2008-2595 (FSA) (Morgan Stanley Municipal Products) (A-1)(a)
10,395,000	1.650	07/03/08	10,395,000
Illinois State Toll Highway Authority VRDN RB Senior Priority Series 2007 A-2 Tender 03/20/08 (Dexia Credit Local SPA) (A-1+/ VMIG1)
27,300,000	1.400	07/03/08	27,300,000
Illinois State Toll Highway Authority VRDN RB Senior Priority Tender 03/20/08 Series 2007 A-1 (Dexia Credit Local SPA) (A-1+/ VMIG1)
42,245,000	1.700	07/03/08	42,245,000
Joliet Regional Port District Marine Term VRDN RB for Exxon Mobil Corp. Project Series 1989 (A-1+/ P-1)
5,350,000	2.330	07/01/08	5,350,000
Kane County Community Unified School District No. 304 Geneva GO VRDN Floaters Series 2008-2310 (FSA) (Morgan Stanley Municipal Products SPA) (A-1)(a)
4,955,000	1.650	07/03/08	4,955,000
Lake Cook Kane & McHenry Counties Community Unified School District No. 22 GO VRDN Putters Series 2008-2970 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
10,355,000	1.630	07/03/08	10,355,000
Lake County Forest Preservation District GO VRDN Floaters Series 2008-2667 (Morgan Stanley Municipal Products) (VMIG1)(a)
6,080,000	1.550	07/03/08	6,080,000
Metropolitan Pier & Exposition Authority Dedicated State Tax VRDN RB ROCS-RR-II R-12125 Series 2007 (FSA) (Landesbank Hessen-Thueringen SPA) (A-1/ VMIG1)(a)
19,000,000	1.620	07/03/08	19,000,000
Metropolitan Pier & Exposition Authority Hospitality Facilities VRDN RB P-Floats-PT 3554 Series 2006 (Dexia Credit Local SPA) (F1+)(c)
23,870,000	1.950	07/03/08	23,870,000
Regional Transportation Authority VRDN RB Floaters Series 2008 DCL-020 (FSA) (Dexia Credit Local SPA) (VMIG1)(a)
18,590,000	1.600	07/03/08	18,590,000
University of Illinois Board of Trustees VRDN COPS ROCS-RR-II R-11480 Series 2008 (FSA) (Citibank N.A. SPA) (A-1+)(a)
6,000,000	1.590	07/03/08	6,000,000
University of Illinois Board of Trustees VRDN COPS Series 2008 C (Dexia Credit Local SPA) (A-1+/ VMIG1)
11,340,000	1.450	07/02/08	11,340,000

			$705,159,971

Indiana—2.9%
Ascension Health Facilities Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2007-P123W-Reg. D (Lehman Brothers Holdings, Inc. SPA) (VMIG1)(a)
$4,995,000	2.000%	07/02/08	$4,995,000
Indiana Ascension Health & Educational Facilities Financing Authority VRDN RB Floaters Series 2007-2138 (Morgan Stanley Municipal Products SPA) (F1+)(a)
16,390,000	1.550	07/03/08	16,390,000
Indiana Bond Bank VRDN RB Special Program Gas Revenue Putters Series 2008-2882 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,495,000	1.600	07/03/08	7,495,000
Indiana Health & Educational Facility Financing Authority VRDN RB Ascension Health ROCS RR-II-R-11160 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
9,125,000	1.550	07/03/08	9,125,000
Indiana Health Facilities Financing Authority VRDN RB Ascension Health Series 2003 E-6 (VMIG1)
37,000,000	1.750	04/01/09	37,000,000
Indiana State Finance Authority Health Systems VRDN RB Sisters St. Francis Series 2008 A (JPMorgan Chase & Co. LOC) (VMIG1)
17,000,000	1.400	07/03/08	17,000,000
Indiana State Finance Authority Health Systems VRDN RB Sisters St. Francis Series 2008 B (JPMorgan Chase & Co. LOC) (VMIG1)
10,900,000	1.520	07/03/08	10,900,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Indiana (continued)
Indiana State Finance Authority VRDN RB Ascension Health Credit Series 2008 E-1 (A-1+/ VMIG1)
$10,400,000	1.600%	07/02/08	$10,400,000
Indiana State Finance Authority VRDN RB Ascension Health Credit Series 2008 E-2 (A-1+/ VMIG1)
9,000,000	1.490	07/02/08	9,000,000
Indiana State Finance Authority VRDN RB Ascension Health Credit Series 2008 E-3 (A-1+/ VMIG1)
10,000,000	1.490	07/02/08	10,000,000
Indiana State Finance Authority VRDN RB Floater Series 2008-2539 (Morgan Stanley Municipal Products SPA) (A-1)(a)
5,680,000	1.550	07/03/08	5,680,000
Indiana State Finance Authority VRDN RB Floaters Series 2007-1885 (Wells Fargo Bank N.A. SPA) (A-1+)(a)
12,860,000	1.540	07/03/08	12,860,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2007 A-1 RMKT 04/01/08 (Bank of New York, Dexia Credit Local, JPMorgan Chase & Co. and RBS Citizens SPA) (A-1+)
42,000,000	1.600	07/02/08	42,000,000
Indiana State Finance Authority VRDN RB Putters Series 2006-1642 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,180,000	1.600	07/03/08	1,180,000
Indiana Transportation Finance Authority Highway VRDN RB ROCS-RR-II-R-10083 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
17,195,000	1.550	07/03/08	17,195,000
Indiana Transportation Finance Authority Highway VRDN RB ROCS-RR-II-R-10098 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
11,615,000	1.550	07/03/08	11,615,000
Indiana University VRDN RB MERLOTs Series 2008 D64 (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,910,000	1.710	07/02/08	4,910,000
Indianapolis Local Public Improvement Bond Bank Limited Recourse Notes Series 2007 F (SP-1+)
5,800,000	4.000	01/12/09	5,825,411
Indianapolis Local Public Improvement Bond Bank Revenue Notes Series 2008 A-1 (FSA) (SP-1+)
4,400,000	2.250	10/01/08	4,404,716
Indianapolis Local Public Improvement Bond Bank Revenue Notes Series 2008 B-1 (FSA) (SP-1+)
9,050,000	2.250	10/01/08	9,059,699
Indianapolis Local Public Improvement Bond Bank VRDN RB Floater Series 2006-3390 (Dexia Credit Local SPA) (A-1+)(c)
5,130,000	1.900	07/03/08	5,130,000
Indianapolis Local Public Improvement Bond Bank VRDN RB Floaters Series 2008-2722 (Morgan Stanley Municipal Products) (A-1+)(a)
3,845,000	1.550	07/03/08	3,845,000
Purdue University Various Trust Certificates VRDN RB Series 2008 DCL-060 (Dexia Credit Local SPA) (A-1+/ VMIG1)(a)
6,430,000	1.600	07/03/08	6,430,000
Purdue University VRDN RB Student Facilities System Series 2004 A (A-1+/ VMIG1)
4,375,000	1.600	07/02/08	4,375,000
Purdue University VRDN RB Student Facilities System Series 2005 A (A-1+/ VMIG1)
8,900,000	1.550	07/02/08	8,900,000
Purdue University VRDN RB Student Fee Series 2005 V (A-1+/ VMIG1)
5,800,000	1.600	07/02/08	5,800,000
Reid Hospital & Health Care Services, Inc. Richmond Hospital Authority VRDN RB for Reid Hospital Project Series 2005 B (FSA) (A-1+)
38,750,000	1.520	07/02/08	38,750,000
Reid Hospital & Health Care Services Inc. Richmond Hospital Authority VRDN RB for Reid Hospital Project Series 2005 C (FSA) (A-1+)
28,750,000	1.520	07/02/08	28,750,000

			$349,014,826

Iowa—0.3%
Chillicothe VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/ VMIG1)
$6,400,000	1.750%	07/02/08	$6,400,000
Iowa Financing Authority Health Facilities VRDN RB Iowa Health Series 2005 A1 RMKT 05/20/08 (ASSURED GTY) (U.S. Bank N.A. SPA) (VMIG1)
7,100,000	1.500	07/02/08	7,100,000
Iowa Financing Authority Health Facilities VRDN RB Iowa Health Series 2005 A3 RMKT 05/20/08 (ASSURED GTY) (Wells Fargo Bank N.A. SPA) (VMIG1)
10,000,000	1.600	07/02/08	10,000,000
Salix City VRDN PCRB Refunding for Midwest Power Systems, Inc. Project Series 1993 (A-1/ VMIG1)
12,400,000	1.750	07/02/08	12,400,000

			$35,900,000

Kansas—1.5%
Kansas City GO VRDN Floaters Series 2008-2640 (Morgan Stanley Municipal Products SPA) (F1+)(a)
$34,545,000	1.550%	07/03/08	$34,545,000
Kansas Development Finance Authority VRDN RB ROCS-RR-II R-6518 Series 2005 (Citigroup, Inc. SPA) (VMIG1)(a)
5,620,000	1.550	07/03/08	5,620,000
Kansas State DOT Highway VRDN RB Putters Series 2008-2969 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,840,000	1.600	07/03/08	3,840,000
Kansas State DOT Highway VRDN RB Refunding Series 2002 B-3 (Dexia Credit Local SPA and Westdeutsche Landesbank AG SPA) (A-1+/ VMIG1)
47,205,000	1.400	07/03/08	47,205,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Kansas (continued)
Kansas State DOT Highway VRDN RB Refunding Series 2002 C-1 (Dexia Credit Local SPA and Westdeutsche Landesbank AG SPA) (A-1+/ VMIG1)
$1,000,000	1.300%	07/03/08	$1,000,000
Kansas State DOT Highway VRDN RB Refunding Series 2002 C-2 ( Dexia Credit Local SPA and Westdeusche Landesbank AG SPA) (A-1+/ VMIG1)
1,000,000	1.300	07/03/08	1,000,000
Kansas State DOT Highway VRDN RB Series 2000 C-1 (Kansas State LOC) (A-1+/ VMIG1)
1,750,000	1.200	07/02/08	1,750,000
Kansas State DOT Highway VRDN RB Series 2002 B-1 (Dexia Credit Local and Westdeutsche Landesbank AG) (A-1+/ VMIG1)
43,600,000	1.400	07/03/08	43,600,000
Kansas State DOT Highway VRDN RB Series 2004 C-4 (DePfa Bank PLC SPA) (A-1/ VMIG1)(a)
900,000	1.300	07/03/08	900,000
Kansas State DOT Highway VRDN RB Series 2008 A-2 (Wachovia Bank N.A. SPA) (VMIG1)
19,500,000	1.370	07/03/08	19,500,000
Wyandotte County Unified Government of Kansas ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (Bank of America N.A. SPA) (F1+)(a)
20,235,000	1.600	07/03/08	20,235,000

			$179,195,000

Kentucky—0.6%
Kentucky Asset/ Liability Community General Fund TRANS Series 2008 A (SP-1+/ MIG1)(b)
$16,400,000	3.000%	06/25/09	$16,593,356
Kentucky Asset/ Liability CP Series 2008 A (Dexia Credit Local SPA) (A-1+)
36,000,000	1.700	10/06/08	36,000,000
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Series 2004 C (A-1+/ VMIG1)
2,000,000	1.450	07/02/08	2,000,000
Kentucky Public Energy Authority VRDN RB Gas Supply Series 2006 A (BP Corporation LOC) (A-1+/ VMIG1)
17,800,000	2.510	07/01/08	17,800,000
Louisville & Jefferson County Sewer District Sewer & Drain VRDN RB Series 2003 A (FSA) (Bank One N.A. SPA) (A-1+/ VMIG1)
7,590,000	1.520	07/02/08	7,590,000

			$79,983,356

Louisiana—0.2%
Louisiana State GO VRDN P-Floats-MT-190 Series 2005 (FSA) (Landesbank Hessen-Thueringen SPA) (VMIG1)(a)
$6,275,000	1.530%	07/03/08	$6,275,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
5,585,000	1.900	07/02/08	5,585,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Series 1996 (Bank of New York LOC) (P-1)
17,220,000	1.800	07/02/08	17,220,000

			$29,080,000

Maryland—1.4%
Johns Hopkins University Health System CP Hospital Series 2008 E (A-1+/P1)
$21,500,000	1.500%	07/09/08	$21,500,000
Johns Hopkins University Health System CP Series 2008 F (A-1+/P1)
17,000,000	1.500	07/08/08	17,000,000
Johns Hopkins University Health System CP Series B (A-1+/P1)
5,000,000	1.450	08/07/08	5,000,000
Johns Hopkins University Health System CP Series B (Wachovia Bank SPA) (A-1+)
3,290,000	1.700	07/01/08	3,290,000
7,560,000	1.700	08/04/08	7,560,000
Maryland Health & Higher Education for John Hopkins University CP Series 2008 B (Wachovia Bank SPA) (A-1+)
38,000,000	1.350	07/09/08	38,000,000
20,000,000	1.700	07/15/08	20,000,000
Maryland State DOT VRDN RB Floaters Series 2008-2459 (Morgan Stanley Municipal Products SPA) (A-1)(a)
3,960,000	1.550	07/03/08	3,960,000
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Center Series 2008 B (A-1+/ VMIG1)
12,000,000	1.300	07/02/08	12,000,000
Maryland State GO Bonds Capital Improvement Series 2005 A (AAA/ Aaa)
2,000,000	5.250	02/15/09	2,043,013
Maryland State GO VRDN Putters Series 2007-1790 B (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,435,000	1.600	07/03/08	3,435,000
Maryland State Transportation Authority VRDN RB ROCS-RR-II R-11437 Series 2008 (FSA) (Citibank N.A. SPA) (A-1+)(a)
4,700,000	1.580	07/03/08	4,700,000
Montgomery County CP Series 2002 (Fortis Bank SPA) (A-1+/ P-1)
19,000,000	1.700	07/08/08	19,000,000
6,500,000	1.650	08/05/08	6,500,000
Prince Georges County GO VRDN Putters Series 2008-2573 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,000,000	1.600	07/03/08	3,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Maryland (continued)
Washington Suburban Sanitation District GO VRDN Bond Anticipation Notes Series 2008 A-7 (Landesbank Hessen-Thueringen SPA) (VMIG1)
$5,000,000	1.500%	07/02/08	$5,000,000

			$171,988,013

Massachusetts—5.9%
Massachusetts Bay Transportation Authority CP Series 2008 B (Fortis Bank SPA) (A-1+)
$28,800,000	1.750%	12/04/08	$28,800,000
Massachusetts Bay Transportation Authority Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2008 K20W Reg. D (Lehman Liquidity Co. SPA) (A-1)(a)
2,200,000	1.870	07/03/08	2,200,000
Massachusetts Bay Transportation Authority Munitops Certificates Trust VRDN RB Non-AMT Certificates Series 2007-57 (Bank of America N.A. SPA) (VMIG1)(a)
8,675,000	1.570	07/03/08	8,675,000
Massachusetts Bay Transportation Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4368 Series 2007 (Wells Fargo Bank SPA) (A-1+)(a)
5,060,000	1.560	07/03/08	5,060,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Floater Series 2008 DCL-044 (Dexia Credit Local SPA) (A-1+)(c)
27,705,000	1.950	07/01/08	27,705,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB P-Floats-PT-3684 Series 2006 (Dexia Credit Local SPA) (A-1+)(c)
5,505,000	1.900	07/03/08	5,505,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,720,000	1.580	07/03/08	6,720,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB ROCS-RR-II R-11492 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
2,600,000	1.550	07/03/08	2,600,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB ROCS-RR-II R-9218 Series 2008 (Citigroup Financial Products) (A-1+)(a)
22,235,000	1.550	07/03/08	22,235,000
Massachusetts Bay Transportation Authority Special Assessment VRDN ROCS RR-II-R 507 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
5,000,000	1.540	07/03/08	5,000,000
Massachusetts Bay Transportation Authority VRDN RB Floaters Series 2008 DC-8025 (Dexia Credit Local SPA) (VMIG1)(a)
11,805,000	1.540	07/03/08	11,805,000
Massachusetts Bay Transportation Authority VRDN RB Floaters Series 2008 DC-8026 (Dexia Credit Local SPA) (VMIG1)(a)
8,290,000	1.540	07/03/08	8,290,000
Massachusetts Bay Transportation Authority VRDN RB Floaters Series 2008 DC-8027 (Dexia Credit Local SPA) (VMIG1)(a)
21,200,000	1.540	07/03/08	21,200,000
Massachusetts Bay Transportation Authority VRDN RB Floaters Series 2008 DC-8028 (Dexia Credit Local SPA) (VMIG1)(c)
12,960,000	1.950	07/01/08	12,960,000
Massachusetts Bay Transportation Authority VRDN RB Floaters Series 2008 DC-8029 (Dexia Credit Local SPA) (VMIG1)(c)
11,020,000	1.950	07/01/08	11,020,000
Massachusetts Bay Transportation Authority VRDN RB Floaters Series 2008 DC-8031 (Dexia Credit Local SPA) (VMIG1)(c)
8,940,000	1.950	07/04/08	8,940,000
Massachusetts Bay Transportation Authority VRDN RB Floaters Series 2008 DCL-018 (Dexia Credit Local SPA) (A-1+)(a)
6,925,000	1.550	07/03/08	6,925,000
Massachusetts Bay Transportation Authority VRDN RB MERLOTs Series 2008 C40 (Wachovia Bank N.A. SPA) (A-1+)(a)
5,370,000	1.610	07/02/08	5,370,000
Massachusetts Bay Transportation Sales Tax Austin Trust Certificates VRDN RB Series 2008-1111 (Bank of America N.A. SPA) (A-1+)(a)
6,000,000	1.570	07/03/08	6,000,000
Massachusetts School Building Authority CP Series 2008 A (Bank of Nova Scotia SPA) (A-1/ P-1)
8,000,000	1.350	07/07/08	8,000,000
Massachusetts State Austin Trust Certificates VRDN RB for Partners Healthcare Series 2008-1056 (Bank of America N.A. SPA) (A-1+)(a)
5,180,000	1.570	07/03/08	5,180,000
Massachusetts State Development Finance Agency Boston College VRDN RB Floaters Series 2008-2739 (Morgan Stanley Municipal Products) (A-1+)(a)
5,625,000	1.530	07/03/08	5,625,000
Massachusetts State Development Finance Agency Boston College VRDN RB ROCS RR-II-R-11286 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,000,000	1.550	07/03/08	4,000,000
Massachusetts State Development Finance Agency VRDN RB Clark University Series 2008 (T.D. BankNorth N.A. LOC) (A-1+/ VMIG1)
6,650,000	1.650	07/02/08	6,650,000
Massachusetts State Development Finance Agency VRDN RB Smith College Series 2007 (Morgan Stanley SPA) (A-1/ VMIG1)
43,435,000	1.340	07/03/08	43,435,000
Massachusetts State GO VRDN Floaters Series 2006-1496 (FSA) (F1+)(a)
5,700,000	1.590	07/03/08	5,700,000
Massachusetts State GO VRDN Floaters Series 2008 DC-8022 (FSA) (Dexia Credit Local SPA) (A-1+) (a)
6,690,000	1.590	07/03/08	6,690,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)
Massachusetts State GO VRDN Floaters Series 2008 DC-8023 (FSA) (Dexia Credit Local SPA) (A-1+) (a)
$11,155,000	1.590%	07/03/08	$11,155,000
Massachusetts State GO VRDN Floaters Series 2008 DC-8024 (FSA) (Dexia Credit Local SPA) (A-1+) (a)
12,925,000	1.590	07/03/08	12,925,000
Massachusetts State GO VRDN Floaters Series 2008 DCL-042 (FSA) (Dexia Credit Local SPA) (A-1+) (a)
5,000,000	1.590	07/03/08	5,000,000
Massachusetts State GO VRDN Floaters Series 2008-2544 (FSA) (Morgan Stanley Municipal Products) (A-1)(a)
4,105,000	1.640	07/03/08	4,105,000
Massachusetts State GO VRDN P-Floats-PA 800 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(a)
9,995,000	1.550	07/03/08	9,995,000
Massachusetts State GO VRDN Putters Series 2008-2648 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1) (a)
2,050,000	1.610	07/03/08	2,050,000
Massachusetts State GO VRDN Refunding Series 2005 A (Citibank N.A. SPA) (A-1+/ VMIG1)
2,375,000	1.530	07/02/08	2,375,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP 2008 H-1 (A-1+)
17,500,000	1.570	03/02/09	17,500,000
5,000,000	1.570	03/03/09	5,000,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP 2008 H-2 (A-1+)
9,580,000	1.550	10/07/08	9,580,000
9,000,000	1.550	11/04/08	9,000,000
12,000,000	1.700	02/02/09	12,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Boston College ROCS-RR-II R-11320 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
6,500,000	1.550	07/03/08	6,500,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Capital Asset Program Series 1985 E (Bank of America N.A. LOC) (VMIG1)
5,200,000	2.050	07/01/08	5,200,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Floaters Series 2008-2824 (Morgan Stanley Municipal Products) (A-1)(a)
5,800,000	1.540	07/03/08	5,800,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS RR-II-R-12071 Series 2007 (Citigroup Financial Products SPA) (A-1+/ VMIG1)(a)
17,090,000	1.550	07/03/08	17,090,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Series 2004 GG-1 (A-1+/ VMIG1)
14,140,000	1.180	07/03/08	14,140,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Massachusetts Institute of Technology Series 2001 J-2 (A-1+/ VMIG1)
1,550,000	1.200	07/03/08	1,550,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A1-RMKT 04/03/08 (Bank of America N.A. SPA) (A-1+/ VMIG1)
5,100,000	2.450	07/01/08	5,100,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-1 RMKT 03/12/2008 (A-1+/ VMIG1)
6,200,000	1.600	07/01/08	6,200,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-2 (A-1+/ VMIG1)
8,000,000	1.430	07/03/08	8,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-3 (JPMorgan Chase Bank SPA) (A-1+/ VMIG1)
7,400,000	1.460	07/03/08	7,400,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 F3 (Citibank N.A. SPA) (A-1+/ VMIG1)
19,455,000	1.470	07/03/08	19,455,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 F4 (Bank of America N.A. SPA) (A-1+/ VMIG1)
26,700,000	1.460	07/03/08	26,700,000
Massachusetts State Health & Educational Facilities Authority VRDN RB ROCS-RR-II R-11514 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
5,390,000	1.550	07/03/08	5,390,000
Massachusetts State Health & Educational Facilities Authority VRDN RB ROCS-RR-II R-9225 Series 2008 (Citigroup Financial Products) (A-1+)(a)
12,000,000	1.550	07/03/08	12,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB ROCS-RR-II R-9226 Series 2008 (Citigroup Financial) (A-1+)(a)
12,000,000	1.550	07/03/08	12,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Tufts University Series 2008 N-2 (Bank of America N.A. SPA) (A-1+/ VMIG1)
30,200,000	1.280	07/02/08	30,200,000
Massachusetts State School Building Authority VRDN RB Eclipse Funding Trust Solar Eclipse Series 2005-0003 (FSA) (U.S. Bank N.A. SPA) (A-1+)(a)
6,370,000	3.800	07/03/08	6,370,000
Massachusetts State School Building Authority VRDN RB ROCS-RR-II R-10321 Sales Tax Series 2008 (FSA) (Citigroup Financial Products) (A-1+)(a)
3,995,000	1.590	07/03/08	3,995,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)
Massachusetts State Water Pollution Abatement Trust RB Series 2007-13 (AAA/ Aaa)
$7,245,000	4.000%	08/01/08	$7,256,871
Massachusetts State Water Pollution Abatement Trust VRDN RB Floaters Series 2008-2840 (Morgan Stanley Municipal Products) (A-1)(a)
5,675,000	1.540	07/03/08	5,675,000
Massachusetts State Water Pollution Abatement Trust VRDN RB MERLOTs Series 2007-D77 (Wachovia Bank N.A. SPA) (A-1+)(a)
12,940,000	1.860	07/02/08	12,940,000
Massachusetts State Water Pollution Abatement Trust VRDN RB Putters Series 2008-2591 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,105,000	1.580	07/03/08	4,105,000
Massachusetts State Water Pollution Abatement VRDN RB Floaters Series 2008-2569 (Morgan Stanley Municipal Products) (F1+)(a)
3,970,000	1.540	07/03/08	3,970,000
Massachusetts State Water Pollution Abatement VRDN RB Floaters Series 2008-2823 (Morgan Stanley Municipal Products) (A-1)(a)
4,300,000	1.540	07/03/08	4,300,000
Massachusetts State Water Resources Authority VRDN RB Floaters Series 2008 DCL-004 (FSA) (Dexia Credit Local SPA) (A-1+/ VMIG1)(a)
6,350,000	1.550	07/03/08	6,350,000
Massachusetts State Water Resources Authority VRDN RB Floaters Series 2008 DCL-005 (FSA) (Dexia Credit Local SPA) (A-1+/ VMIG1)(a)
15,975,000	1.550	07/03/08	15,975,000
Massachusetts State Water Resources Authority VRDN RB Floaters Series 2008 DCL-006 (FSA) (Dexia Credit Local SPA) (A-1+/ VMIG1)(a)
7,020,000	1.550	07/03/08	7,020,000
Massachusetts State Water Resources Authority VRDN RB Floaters Series 2008 DCL-014 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
12,410,000	1.550	07/03/08	12,410,000
Massachusetts State Water Resources Authority VRDN RB Floaters Series 2008 DCL-015 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
13,100,000	1.550	07/03/08	13,100,000
Massachusetts State Water Resources Authority VRDN RB Floaters Series 2008-2499 (FSA) (Morgan Stanley Municipal Products) (A-1)(a)
3,170,000	1.640	07/03/08	3,170,000
Massachusetts State Water Resources Authority VRDN RB P-Floats-PA-1420 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,000,000	1.560	07/03/08	5,000,000
Massachusetts State Water Resources Authority VRDN RB Putters Series 2008-2660 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,745,000	1.580	07/03/08	3,745,000
Massachusetts State Water Resources Authority VRDN RB ROCS-RR-II R-11319 Series 2008 (FSA) (Citibank N.A. SPA) (A-1+)(a)
3,000,000	1.590	07/03/08	3,000,000
Massachusetts State Water Resources Authority VRDN RB ROCS-RR-II R-11504 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
4,710,000	1.550	07/03/08	4,710,000
Massachusetts Water Resources Authority CP Series 2008-S94 (Bayerische Landesbank LOC) (A-1+/ P-1)
17,000,000	1.350	07/07/08	17,000,000
7,000,000	1.700	08/08/08	7,000,000

			$722,791,871

Michigan—3.4%
Lanse Creuse Michigan Public Schools GO VRDN School Building Site Series 2008 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)
$70,130,000	1.530%	07/03/08	$70,130,000
Lenawee County Hospital Finance Authority VRDN RB Refunding & Improvement Promedica Healthcare Series 2008 C (UBS AG LOC) (A-1+/ VMIG1)
7,000,000	1.600	07/02/08	7,000,000
Michigan Municipal Bond Authority VRDN RB Floaters Series 2002-718 (Morgan Stanley SPA) (A-1) (a)
3,500,000	1.550	07/03/08	3,500,000
Michigan Municipal Bond Authority VRDN RB Floaters Series 2008-2567 (Morgan Stanley Municipal Products) (A-1)(a)
5,090,000	1.550	07/03/08	5,090,000
Michigan Municipal Bond Authority VRDN RB Putters Series 2002-286 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,100,000	1.600	07/03/08	4,100,000
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II R-10170 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
14,920,000	1.550	07/03/08	14,920,000
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II R-8510 Series 2007 (Citigroup Financial Products SPA) (A-1+)(a)
4,490,000	1.550	07/03/08	4,490,000
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II-R-11254 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,800,000	1.560	07/03/08	3,800,000
Michigan State Building Authority VRDN RB Multi-Modal Facilities Program Series 2005-IIA (DePfa Bank PLC LOC) (A-1/ VMIG1)
1,100,000	1.520	07/03/08	1,100,000
Michigan State GO Notes 2007 A (DePfa Bank PLC LOC) (SP-1+/ MIG1)
187,900,000	4.000	09/30/08	188,387,769

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Michigan (continued)
Michigan State Hospital Finance Authority VRDB RB Floaters Series 2006-1308 (Morgan Stanley SPA) (VMIG1)(a)
$4,980,000	1.550%	07/03/08	$4,980,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 1999 B (A-1+)
400,000	1.490	07/02/08	400,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 SR B-3 (A-1+/ VMIG1)
13,400,000	1.350	07/02/08	13,400,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 SR B-4 (A-1+/ VMIG1)
6,000,000	1.490	07/02/08	6,000,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,185,000	1.600	07/03/08	6,185,000
Michigan State Hospital Finance Authority VRDN RB Refunding for Hospital Henry Ford Health Series 2006 B (Landesbank Hessen-Thueringen LOC) (A-1+/ VMIG1)
5,930,000	1.540	07/02/08	5,930,000
Michigan State University VRDN RB General Series 2000 A (DePfa Bank PLC SPA) (A-1/ VMIG1)
7,000,000	1.600	07/02/08	7,000,000
Michigan State University VRDN RB General Series 2001-2000 A (DePfa Bank PLC SPA) (A-1/ VMIG1)
2,000,000	1.600	07/02/08	2,000,000
Michigan State University VRDN RB General Series 2002 A (DePfa Bank PLC SPA) (A-1/ VMIG1)
10,985,000	1.850	07/01/08	10,985,000
University of Michigan VRDN RB General Series 2002 (A-1+/ VMIG1)
3,840,000	1.400	07/03/08	3,840,000
University of Michigan VRDN RB General Series 2005 B (A-1+/ VMIG1)
3,810,000	1.450	07/03/08	3,810,000
University of Michigan VRDN RB Hospital Series 2007 B (A-1+/ VMIG1)
6,150,000	1.450	07/03/08	6,150,000
University of Michigan VRDN RB Medical Services Plan Series 2006 A (A-1+/ VMIG1)(b)
3,800,000	1.400	07/02/08	3,800,000
University of Michigan VRDN RB Refunding for Hospital Series 1992 A (A-1+/ VMIG1)
14,200,000	2.050	07/01/08	14,200,000
University of Michigan VRDN RB Series 2008 B (A-1+/ VMIG1)
26,400,000	1.500	07/03/08	26,400,000

			$417,597,769

Minnesota—1.4%
Hennepin County Sales Tax VRDN RB MERLOTs Series 2008 D128 (Wachovia Bank N.A. SPA) (A-1+)(a)
$5,245,000	1.610%	07/02/08	$5,245,000
Minnesota Public Facilities Authority Water PCRB Series 2005 C (AAA/ Aaa)
5,000,000	5.000	03/01/09	5,098,063
Minnesota State GO Bonds Series 2002 (AAA/ Aa1)
4,000,000	5.250	11/01/08	4,046,258
Minnesota State GO Bonds Series 2005 (AAA/ Aa1)
6,000,000	5.000	10/01/08	6,026,500
Minnesota State GO VRDN Eagle Tax-Exempt Trust Series 2001-2301 Class A (Citibank N.A. SPA) (A-1+)(a)
3,300,000	1.560	07/03/08	3,300,000
Minnesota State GO VRDN MERLOTs Series 2008 C22 (Bank of New York SPA) (A-1+)(a)
8,000,000	1.860	07/02/08	8,000,000
Minnesota State GO VRDN P-Floats-PT-3557 Series 2006 (Merrill Lynch Capital Services SPA) (F1+) (a)
21,215,000	1.550	07/03/08	21,215,000
Minnesota State Refunding GO Bonds Series 2003 (AAA/ Aa1)
5,900,000	5.000	08/01/08	5,906,514
Rochester County Mayo Clinic CP Series 2000 B (U.S. Bank N.A. SPA) (A-1+)
9,000,000	1.700	07/10/08	9,000,000
Rochester County Mayo Clinic CP Series 2008-01C (U.S. Bank N.A. SPA) (A-1+)
15,000,000	1.650	09/08/08	15,000,000
19,500,000	1.750	09/10/08	19,500,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 D (A-1+)
10,000,000	1.680	03/30/09	10,000,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 E (A-1+)
6,500,000	1.680	05/07/09	6,500,000
St. Cloud Health Care VRDN RB Centracare Health System Project Series 2008 C (ASSURED GTY) (Royal Bank of Nova Scotia SPA) (VMIG1)
5,000,000	1.550	07/03/08	5,000,000
St. Cloud Health Care VRDN RB Centracare Health System Series 2008 A (ASSURED GTY) (JPMorgan Chase & Co. SPA) (VMIG1)
6,000,000	1.500	07/03/08	6,000,000
St. Cloud Health Care VRDN RB Centracare Health System Series 2008 B (ASSURED GTY) (Bank of Nova Scotia SPA) (VMIG1)
5,305,000	1.450	07/03/08	5,305,000
University of Minnesota CP Series 2008 (A-1+)
7,800,000	1.350	07/08/08	7,800,000
7,330,000	1.730	08/05/08	7,330,000
University of Minnesota VRDN RB ROCS-II-R 29 Series 2000 (Citigroup Global Markets SPA) (A-1+) (a)
7,165,000	1.550	07/03/08	7,165,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Minnesota (continued)
University of Minnesota VRDN RB Weekly Series 1999 A (Landesbank Hessen-Thueringen SPA) (A-1/ VMIG1)
$10,000,000	1.600%	07/02/08	$10,000,000

			$167,437,335

Mississippi—0.8%
Jackson County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (VMIG1)
$6,125,000	3.000%	07/01/08	$6,125,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 E (A-1+/ VMIG1)
39,600,000	2.400	07/01/08	39,600,000
Mississippi Business Finance Corp. VRDN PCRB Refunding for Gulf Power Series 2003 RMKT 04/08/08 (A-1)
10,000,000	1.700	07/01/08	10,000,000
Mississippi Development Bank Special Obligation VRDN RB P-Floats-PT-2403 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,955,000	1.560	07/03/08	4,955,000
Mississippi State GO Bonds Capital Improvement Series 2007 B (AA/Aa3)
8,900,000	4.000	12/01/08	8,940,018
Mississippi State GO VRDN ROCS-RR-II R-10182 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
9,000,000	1.550	07/03/08	9,000,000
Mississippi State GO VRDN ROCS-RR-II R-12158 Series 2007 (Bayerische Landesbank SPA) (A-1/ VMIG1)(a)
14,280,000	1.580	07/03/08	14,280,000

			$92,900,018

Missouri—1.6%
Missouri Development Finance Board Cultural Facilities VRDN RB for Kauffman Center Performing Arts Series 2007 A (Bank of America N.A. SPA) (A-1+)
$14,100,000	2.500%	07/01/08	$14,100,000
Missouri Development Finance Board Cultural Facilities VRDN RB Putters Series 2008-2736 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,925,000	1.600	07/03/08	6,925,000
Missouri Highway Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-499 Series 2007 (Landesbank Hessen-Thueringen SPA) (F1+)(a)
5,000,000	1.540	07/03/08	5,000,000
Missouri State Health & Education Facilities Authority VRDN RB for Sisters Mercy Health Series 2008 A (Bank of America N.A. SPA) (A-1+/ VMIG1)
12,250,000	1.700	07/01/08	12,250,000
Missouri State Health & Education Facilities Authority VRDN RB for Sisters Mercy Health Series 2008 B (Bank of America N.A SPA) (A-1+/ VMIG1)
10,800,000	1.700	07/01/08	10,800,000
Missouri State Health & Educational Facilities Authority ABN AMRO Munitops Certificate Trust VRDN RB Non-AMT Series 2006-90 (Bank of America N.A. SPA) (VMIG1)(a)
19,050,000	1.590	07/03/08	19,050,000
Missouri State Health & Educational Facilities Authority VRDN RB Floaters Series 2005-1049 (Morgan Stanley SPA) (VMIG1)(a)
20,975,000	1.550	07/03/08	20,975,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2005 B (Bank of Nova Scotia and JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
7,610,000	1.700	07/01/08	7,610,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 A (U.S. Bank N.A. SPA) (A-1+/ VMIG1)
5,000,000	1.400	07/03/08	5,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care Series 2005 A-2 (FSA) (Dexia Credit Local SPA) (A-1+)
5,000,000	1.520	07/02/08	5,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care Series 2005 C-5 RMKT 05/15/08 (U.S. Bank N.A. SPA) (A-1+)
8,500,000	1.530	07/02/08	8,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Series 2005 A1 RMKT 05/15/08 (Bank of America N.A. LOC) (A-1+)
15,500,000	1.650	07/02/08	15,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Series 2005 C-3 RMKT 05/15/08 (UBS AG SPA) (A-1+)
14,000,000	1.600	07/02/08	14,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Series 2005 D1 RMKT 05/14/08 (FSA) (Dexia Credit Local SPA) (A-1+)
6,500,000	1.700	07/02/08	6,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2008-2657 (JPMorgan Chase Co. SPA) (VMIG1)(a)
2,300,000	1.600	07/03/08	2,300,000
Missouri State Health & Educational Facilities Authority VRDN RB Putters Series 2008-2587 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,885,000	1.600	07/03/08	8,885,000
Missouri State Highways and Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4015 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
9,125,000	1.560	07/03/08	9,125,000
Missouri State Highways and Transportation Commission VRDN RB Floaters Series 2008-2596 (Morgan Stanley Municipal Products) (A-1)(a)
17,782,500	1.550	07/03/08	17,782,500

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Missouri (continued)
Missouri State Highways and Transportation Commission VRDN RB Multi-Model Third Lien Series 2005 B-2 (State Street Bank & Trust Co. LOC) (A-1+/ VMIG1)
$2,000,000	1.200%	07/02/08	$2,000,000
Missouri State Highways and Transportation Commission VRDN RB Putters Series 2008-2623 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,345,000	1.600	07/03/08	5,345,000
University of Missouri VRDN RB for Systems Facilities Series 2000 B (A-1+/ VMIG1)
2,900,000	1.700	07/01/08	2,900,000

			$199,547,500

Nebraska—0.3%
American Public Energy Agency Nebraska Gas Supply VRDN RB National Public Gas Agency Project Series 2003 B (Societe General SPA) (A-1+/ VMIG1)
$3,199,000	1.400%	07/03/08	$3,199,000
Douglas County School District No. 001 GO VRDN P-Floats-PT-2060 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,100,000	1.550	07/03/08	5,100,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
5,995,000	1.550	07/03/08	5,995,000
Omaha GO VRDN ROCS-RR-II R-9210 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
5,405,000	1.550	07/03/08	5,405,000
Omaha Public Power District Electric VRDN RB Floaters Series 2008-2795 (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
9,045,000	1.540	07/03/08	9,045,000
Omaha Public Power District Electric VRDN RB ROCS-RR-II-R-11291 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
8,580,000	1.550	07/03/08	8,580,000

			$37,324,000

Nevada—2.2%
Clark County Airport VRDN RB Subordinated Lien Series 2008-D-3 (Bayerische Landesbank LOC) (A-1/ VMIG1)
$12,000,000	1.540%	07/02/08	$12,000,000
Clark County Airport VRDN RB System Subordinated Lien Series 2008 D-1 (Landesbank Hessen-Thueringen LOC) (A-1/ VMIG1)
6,500,000	1.540	07/02/08	6,500,000
Clark County Airport VRDN RB System Subordinated Lien Series 2008 D-2 (Landesbank Hessen-Thueringen LOC) (A-1/ VMIG1)
30,700,000	1.540	07/02/08	30,700,000
Clark County Bond Bank CP Series 2008 B (Bank of America N.A. LOC) (A-1+)
8,900,000	1.350	07/07/08	8,900,000
Clark County CP Series 2008 (BNP Paribas LOC) (A-1+/ P-1)
7,500,000	2.150	08/06/08	7,500,000
Clark County School District GO Bonds Tax Building Series 2008 A (AA/ Aa2)
68,000,000	5.000	06/15/09	70,032,643
Clark County School District GO VRDN MERLOTs Series 2008 D212 (Wachovia Bank N.A. SPA) (A-1+) (a)
5,600,000	1.860	07/02/08	5,600,000
Clark County School District GO VRDN Putters Series 2006-1429 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,575,000	1.630	07/03/08	7,575,000
Clark County School District GO VRDN ROCS-RR-II R-11297 (Citibank N.A. SPA) (A-1+)(a)
3,775,000	1.550	07/03/08	3,775,000
Clark County School District GO VRDN ROCS-RR-II R-8090 Series 2008 (Citigroup Financial Products, Inc.) (A-1+)(a)
4,995,000	1.550	07/03/08	4,995,000
Clark County School District Puttable Floating Option Tax Exempt Receipts GO VRDN P-Floats-PA-1531 Series 2008 (Merrill Lynch Capital Services SPA) (A-1)(a)
12,000,000	1.570	07/03/08	12,000,000
Las Vegas Convention Center CP Series 2007 (Bank of Nova Scotia, Fortis Bank and State Street Bank & Trust Co. LOC) (A-1+/ P-1)
4,000,000	1.700	07/07/08	4,000,000
Las Vegas Valley Water CP Series 2007 (BNP Paribas and Lloyds TSB Bank SPA) (A-1+/ P-1)
15,000,000	1.350	07/08/08	15,000,000
6,875,000	1.300	07/09/08	6,875,000
3,000,000	1.700	09/04/08	3,000,000
4,000,000	1.700	12/04/08	4,000,000
Las Vegas Valley Water District CP Series 2008 (BNP Paribas and Lloyds TSB Bank SPA) (A-1+/ P-1)
20,000,000	1.750	08/05/08	20,000,000
Las Vegas Valley Water District GO Bonds Refunding & Improvement Series 2008 A (AA+/ Aa1)
5,400,000	5.000	02/01/09	5,494,147
Las Vegas Valley Water District GO VRDN for Water Improvement Series 2006 C (Dexia Credit Local SPA) (VMIG1)
13,110,000	1.850	07/01/08	13,110,000
Nevada State GO VRDN MERLOTs Series 2008 D81 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
2,495,000	1.610	07/02/08	2,495,000
Nevada State Highway Improvement VRDN RB MERLOTs Series 2008 D129 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
6,830,000	1.610	07/02/08	6,830,000
Truckee Meadows Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4444 Series 2007 (FSA) (Merrill Lynch International SPA) (F1+)(a)
9,470,000	1.560	07/03/08	9,470,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada (continued)
Truckee Meadows Water Authority CP Series 2008 (Lloyds TSB Bank PLC LOC) (A-1+/ P-1)
$11,000,000	1.250%	10/07/08	$11,000,000

			$270,851,790

New Jersey—1.0%
Garden State Preservation Trust Open Space & Farmland VRDN RB Floaters Series 2007-DCL 006 (FSA) (Dexia Credit Local SPA) (VMIG1)(a)
$6,120,000	1.590%	07/03/08	$6,120,000
New Jersey Building Authority VRDN RB Subseries 2003 A-1 RMKT 05/14/08 (Bank of New York LOC) (A-1+/ VMIG1)
4,905,000	1.380	07/02/08	4,905,000
New Jersey Economic Development Authority VRDN RB Floaters Series 2008-2750 (FSA) (Morgan Stanley Municipal Products) (A-1+)(a)
25,015,000	1.650	07/03/08	25,015,000
New Jersey Economic Development Authority VRDN RB Floaters Series 2008-2788 (FSA) (Morgan Stanley Municipal Products) (A-1)(a)
3,670,000	1.650	07/03/08	3,670,000
New Jersey Economic Development Authority VRDN RB School Facilities Construction Series 2008 X (Bank of America N.A. LOC) (VMIG1)
8,000,000	1.000	07/01/08	8,000,000
New Jersey Educational Facilities Authority VRDN RB Floaters Series 2008-2688 (FSA) (Morgan Stanley Municipal Products) (A-1)(a)
12,000,000	1.650	07/03/08	12,000,000
New Jersey Educational Facilities Authority VRDN RB Floaters Series 2008-2689 (Morgan Stanley Municipal Products) (A-1)(a)
25,080,000	1.650	07/03/08	25,080,000
New Jersey State Transportation Trust Fund Authority VRDN RB Floater Series 2008-2540 (FSA) (Mogan Stanley Municipal Products) (A-1)(a)
4,365,000	1.650	07/03/08	4,365,000
New Jersey State Transportation Trust Fund Authority VRDN RB Floaters Series 2008 DC8033 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
8,450,000	1.600	07/03/08	8,450,000
New Jersey State Transportation Trust Fund Authority VRDN RB Floaters Series 2008 DCL-040 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
19,680,000	1.600	07/03/08	19,680,000

			$117,285,000

New Mexico—0.9%
Bernalillo County TRANS Series 2007 (Westdeutsche Landesbank AG SPA) (MIG1)
$23,275,000	4.000%	12/12/08	$23,376,232
Farmington VRDN PCRB Refunding for Arizona Public Service Co. and Four Corners Project Series 1994 A (Barclays Bank PLC LOC) (A-1+/ VMIG1)
23,950,000	2.600	07/01/08	23,950,000
Farmington VRDN PCRB Refunding for Arizona Public Service Co. and Four Corners Project Series 1994 B (Barclays Bank PLC LOC) (A-1+/ P-1)
24,100,000	1.850	07/01/08	24,100,000
New Mexico Finance Authority VRDN RB Floaters Series 2008-2638 (Morgan Stanley Municipal Products) (A-1+)(a)
19,940,000	1.550	07/03/08	19,940,000
New Mexico Finance Authority VRDN RB MERLOTs Series 2008 BR12 (Wachovia Bank N.A. SPA) (A-1+) (a)
8,170,000	1.610	07/02/08	8,170,000
University of New Mexico VRDN RB Putters Series 2008-2498 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,990,000	1.630	07/03/08	3,990,000
University of New Mexico VRDN RB Refunding for Sub Lien Systems Series 2003 B (Westdeutsche Landesbank AG SPA) (A-1+/ VMIG1)
4,960,000	1.600	07/02/08	4,960,000

			$108,486,232

New York—7.0%
Metropolitan Transportation Authority VRDN RB P-Floats-PA-1077 Series 2002 (FSA) (Bank of New York SPA) (A-1+)(a)
$15,245,000	1.540%	07/03/08	$15,245,000
Metropolitan Transportation Authority VRDN RB Putters Series 2008-2911Z (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,340,000	1.610	07/03/08	4,340,000
Metropolitan Transportation Authority VRDN RB Putters Series 2008-3005 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,495,000	1.610	07/03/08	3,495,000
Metropolitan Transportation Authority VRDN RB ROCS-RR-II R-8088 Series 2008 (FSA) (Citigroup Financial Products) (A-1+)(a)
5,155,000	1.590	07/03/08	5,155,000
New York City GO VRDN Fiscal 2008 Subseries J-7 (Landesbank Hessen-Thueringen LOC) (A-1/ VMIG1)
14,400,000	1.400	07/03/08	14,400,000
New York City GO VRDN Floater Series 2007-2256 (Morgan Stanley Municipal Products SPA) (A-1+) (a)
4,300,000	1.530	07/03/08	4,300,000
New York City GO VRDN Floater Series 2007-2260 (Morgan Stanley Municipal Products SPA) (A-1+) (a)
22,800,000	1.530	07/03/08	22,800,000
New York City GO VRDN Floaters Series 2008-2828 (Morgan Stanley Municipal Products) (A-1)(a)
8,455,000	1.530	07/03/08	8,455,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City GO VRDN MERLOTs Series 2008 C24 (FSA) (Bank of New York SPA) (A-1+)(a)
$5,000,000	1.760%	07/02/08	$5,000,000
New York City GO VRDN MERLOTs Series 2008 D-87 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,000,000	1.610	07/02/08	4,000,000
New York City GO VRDN Putters Series 2008-2467 (PNC Bank N.A. SPA) (A-1+)(a)
2,600,000	1.580	07/03/08	2,600,000
New York City GO VRDN Putters Series 2008-2831 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,000,000	1.580	07/03/08	5,000,000
New York City GO VRDN Putters Series 2008-2951 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,990,000	1.580	07/03/08	4,990,000
New York City GO VRDN Putters Series 2008-3006 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,495,000	1.580	07/03/08	7,495,000
New York City GO VRDN ROCS-RR-II R-11299 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,395,000	1.540	07/03/08	4,395,000
New York City GO VRDN ROCS-RR-II R-11464 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
5,145,000	1.550	07/03/08	5,145,000
New York City GO VRDN ROCS-RR-II R-11501 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
5,125,000	1.540	07/03/08	5,125,000
New York City GO VRDN ROCS-RR-II R-11515 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
5,940,000	1.550	07/03/08	5,940,000
New York City GO VRDN Series 1993 Subseries E-3 (JPMorgan Chase & Co. LOC) (A-1+/ VMIG1)
16,300,000	1.700	07/01/08	16,300,000
New York City GO VRDN Series 1994 Subseries B-9 RMKT 05/03/99 (JPMorgan Chase & Co. LOC) (A-1+/ VMIG1)
10,500,000	1.430	07/02/08	10,500,000
New York City GO VRDN Subseries 1996 J-3 RMKT 05/03/99 (JPMorgan Chase & Co. LOC) (A-1+/ VMIG1)
15,300,000	1.430	07/02/08	15,300,000
New York City GO VRDN Subseries 2002 C-2 (Bayerische Landesbank LOC) (A-1+/ VMIG1)
10,575,000	1.430	07/02/08	10,575,000
New York City GO VRDN Subseries 2003 A-5 (HSBC Bank USA LOC) (A-1+/ VMIG1)
7,200,000	1.450	07/02/08	7,200,000
New York City Municipal Finance Authority Water & Sewer Lehman Municipal Trust Receipts VRDN RB Floaters Trust Series 2006-945U Reg. D (Lehman Brothers Holdings, Inc. SPA) (A-1/ VMIG1)(a)
7,470,000	1.650	07/02/08	7,470,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB Floaters Series 2006-1470 (Morgan Stanley Municipal Products) (F1+)(a)
5,500,000	1.530	07/03/08	5,500,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-10301 Series 2007 (Citigroup Financial Products SPA) (A-1+/ VMIG1)(a)
11,000,000	1.540	07/03/08	11,000,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB Second Generation Fiscal 2008 Series 2007 BB-4 (Fortis Bank SPA) (A-1+/ VMIG1)
8,200,000	1.450	07/03/08	8,200,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA) (A-1+)(a)
20,187,000	1.570	07/03/08	20,187,000
New York City Municipal Water Finance Authority Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2008 K30W Reg. D (Lehman Liquidity Co. SPA) (VMIG1)(a)
6,915,000	1.850	07/02/08	6,915,000
New York City Municipal Water Finance Authority VRDN RB Austin Trust Certificats Series 2008-3306 (Bank of America N.A. SPA) (A-1+)(a)
7,500,000	1.570	07/03/08	7,500,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Float-PA Series 2002-1022 (Bank of New York SPA) (A-1)(a)
17,525,000	1.540	07/03/08	17,525,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Floaters Series 2006-1249 (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
5,625,000	1.530	07/03/08	5,625,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-2743 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,000,000	1.580	07/03/08	3,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank SPA) (A-1+/ VMIG1)
41,630,000	2.400	07/01/08	41,630,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Floaters Series 2008-2553 (FSA) (Morgan Stanley Municipal Products) (A-1)(a)
3,000,000	1.630	07/03/08	3,000,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Floaters Series 2008-2466 (Morgan Stanley Municipal Products) (A-1+)(a)
15,000,000	1.530	07/03/08	15,000,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Floaters Series 2008-2679 (Morgan Stanley Municipal Products) (A-1+)(a)
4,963,500	1.530	07/03/08	4,963,500

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Floaters Series 2008-2835 (Morgan Stanley Municipal Products) (A-1)(a)
$6,870,000	1.530%	07/03/08	$6,870,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Floaters Series 2008-2836 (Morgan Stanley Municipal Products) (A-1)(a)
7,500,000	1.530	07/03/08	7,500,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB P-Floats-PT-3401 Series 2006 (Merrill Lynch International SPA) (F1+)(a)
10,280,000	1.540	07/03/08	10,280,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Putters Series 2008-2464 (PNC Bank N.A. SPA) (A-1+)(a)
7,185,000	1.580	07/03/08	7,185,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Putters Series 2008-2540 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,940,000	1.580	07/03/08	1,940,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Putters Series 2008-3000 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,120,000	1.580	07/03/08	6,120,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Series 2008 Subseries B-4 (BNP Paribas SPA) (A-1+/ VMIG1)
7,000,000	1.400	07/03/08	7,000,000
New York City Putters Series 2008-2948 (JPMorgan Chase & Co. SPA) (A-1+)(a)
12,565,000	1.580	07/03/08	12,565,000
New York City Putters Series 2008-2950 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,745,000	1.580	07/03/08	6,745,000
New York City Transitional Finance Authority VRDN RB Floater Series 2008-2509 (Morgan Stanley Municipal Products SPA) (A-1)(a)
3,488,500	1.530	07/03/08	3,488,500
New York City Transitional Finance Authority VRDN RB Floaters Series 2006-1401 (Morgan Stanley Municipal Products SPA) (A-1)(a)
4,738,500	1.530	07/03/08	4,738,500
New York City Transitional Finance Authority VRDN RB Floaters Series 2007-2062 (Morgan Stanley Municipal Products SPA) (A-1)(a)
6,348,000	1.530	07/03/08	6,348,000
New York City Transitional Finance Authority VRDN RB Floaters Series 2007-2072 (Morgan Stanley Municipal Products SPA) (A-1)(a)
9,500,000	1.530	07/03/08	9,500,000
New York City Transitional Finance Authority VRDN RB Floaters Series 2008-2830 (Morgan Stanley Municipal Products SPA) (A-1)
7,600,000	1.530	07/03/08	7,600,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/ VMIG1)
3,245,000	1.400	07/02/08	3,245,000
New York City Transitional Finance Authority VRDN RB MERLOTs Series 2008 D213 (Wachovia Bank N.A. SPA) (A-1+)(a)
2,000,000	1.610	07/02/08	2,000,000
New York City Transitional Finance Authority VRDN RB MERLOTs Series 2008 D73 (Wachovia Bank N.A. SPA) (A-1+)(a)
4,095,000	1.610	07/02/08	4,095,000
New York City Transitional Finance Authority VRDN RB Puttable Floating Option Tax-Exempt Receipts P-Floats-PT-4418 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
1,640,000	1.540	07/03/08	1,640,000
New York City Transitional Finance Authority VRDN RB Putters Series 2005-791 (JPMorgan Chase & Co. SPA) (A-1+)(a)
14,385,000	1.580	07/03/08	14,385,000
New York City Transitional Finance Authority VRDN RB Putters Series 2007-1908 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
9,980,000	1.580	07/03/08	9,980,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
6,400,000	1.450	07/02/08	6,400,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3C (Dexia Credit Local SPA) (A-1+/ VMIG1)
17,310,000	1.150	07/02/08	17,310,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3H (Royal Bank of Canada SPA) (A-1+/ VMIG1)
9,265,000	2.000	07/01/08	9,265,000
New York City Transitional Finance Authority VRDN RB Subseries 2002 2F (Bayerische Landesbank SPA) (A-1+/ VMIG1)
5,510,000	1.650	07/01/08	5,510,000
New York State Dormitory Authority for Cornell University CP Series 2008 (A-1+)
47,925,000	1.700	08/13/08	47,925,000
New York State Dormitory Authority Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2007-M2 Reg. D (Lehman Brothers Holdings, Inc. SPA) (A-1)(a)
5,000,000	2.030	07/02/08	5,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2006-0138 (Citibank N.A. SPA) (A-1+)(a)
$10,000,000	1.550%	07/03/08	$10,000,000
New York State Dormitory Authority Secondary Issues VRDN RB Floaters Series 2006-1424 (Morgan Stanley Municipal Products) (A-1+)(a)
10,000,000	1.530	07/03/08	10,000,000
New York State Dormitory Authority Secondary Issues VRDN RB Floaters Series 2008-2245 (Morgan Stanley Municipal Products) (A-1)(a)
15,810,000	1.530	07/03/08	15,810,000
New York State Dormitory Authority Secondary Issues VRDN RB Floaters Series 2008-2247 (Morgan Stanley Municipal Products) (A-1)(a)
10,090,000	1.530	07/03/08	10,090,000
New York State Dormitory Authority Secondary Issues VRDN RB Floaters Series 2008-2537 (Morgan Stanley Municipal Products) (A-1)(a)
2,990,000	1.530	07/03/08	2,990,000
New York State Dormitory Authority Secondary Issues VRDN RB Floaters Series 2008-2541 (Morgan Stanley Municipal Products) (A-1)(a)
6,690,000	1.530	07/03/08	6,690,000
New York State Dormitory Authority Secondary Issues VRDN RB Floaters Series 2008-2568 (Morgan Stanley Municipal Products) (A-1)(a)
3,000,000	1.530	07/03/08	3,000,000
New York State Dormitory Authority Secondary Issues VRDN RB MERLOTs Series 2008 D201 (Wachovia Bank N.A. SPA) (A-1+)(a)
5,250,000	1.610	07/02/08	5,250,000
New York State Dormitory Authority Secondary Issues VRDN RB Putters Series 2007-2381 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,345,000	1.580	07/03/08	4,345,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS RR-II-R-12121 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,000,000	1.540	07/03/08	4,000,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11186 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,200,000	1.540	07/03/08	3,200,000
New York State Dormitory Authority Secondary Issues VRDN RB Floaters Series 2006-1525 (Morgan Stanley Municipal Products SPA) (A-1)(a)
5,089,500	1.530	07/03/08	5,089,500
New York State Dormitory Authority VRDN RB Mental Health Services Facilities Series 2004 F-2C (FSA) (Dexia Credit Local SPA) (A-1+)
1,820,000	1.420	07/03/08	1,820,000
New York State Dormitory Authority VRDN RB Sloan Kettering Secondary Issues Floaters Series 2008-2831 (Morgan Stanley Municipal Products SPA) (A-1)(a)
6,285,000	1.530	07/01/35	6,285,000
New York State Environmental Facilities Corp. Clean Water & Drinking VRDN RB Floaters Series 2008-2508 (Morgan Stanley Municipal Products) (VMIG1)(a)
2,785,000	1.530	07/03/08	2,785,000
New York State Environmental Facilities Corp. Clean Water & Drinking VRDN RB MERLOTs Series 2008 D198 (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,000,000	1.860	07/02/08	4,000,000
New York State Environmental Facilities Corp. Personal Income Tax Revenue Floater Series 2008 DCL-043 (Dexia Credit Local) (A-1+)(c)
7,205,000	1.950	10/02/08	7,205,000
New York State Environmental Facilities Corp. Street Cleaning Water & Drinking VRDN RB MERLOTs Series 2008 D82 (Wachovia Bank N.A. SPA) (VMIG1)(a)
3,595,000	1.610	07/02/08	3,595,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 B (BNP Paribas LOC) (A-1+)
1,300,000	1.450	07/02/08	1,300,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 G (Westdeutsche Landesbank AG LOC) (A-1+)
9,000,000	1.500	07/02/08	9,000,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC) (A-1+)
20,000,000	1.500	07/02/08	20,000,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT 08/02/07 (FNMA) (VMIG1)
35,400,000	1.500	07/02/08	35,400,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT 11/09/06 (FNMA) (VMIG1)
31,800,000	1.450	07/02/08	31,800,000
New York State Local Government Assistance Corp. RB Refunding Senior Lien Series 2008 A (AAA/ Aa3)
25,000,000	5.000	04/01/09	25,512,801
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+/ VMIG1)
4,805,000	1.400	07/02/08	4,805,000
New York State Thruway Authority Highway and Bridge Trust Fund VRDN RB Floaters Series 2008-2527 (Morgan Stanley Municipal Products) (A-1+)(a)
1,399,000	1.530	07/03/08	1,399,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Thruway Authority Income Tax VRDN RB ROCS-RR-II R-8083 Series 2008 (Citigroup Financial Products) (A-1+)(a)
$4,265,000	1.540%	07/03/08	$4,265,000
New York State Urban Development Corp. VRDN RB Floater Series 2008-2349 (Morgan Stanley Municipal Products) (A-1)(a)
3,935,000	1.530	07/03/08	3,935,000
New York State Urban Development Corp. VRDN RB MERLOTs Series 2008 D101 (Wachovia Bank N.A. SPA) (A-1+)(a)
5,000,000	1.610	07/02/08	5,000,000
New York State Urban Development Corp. VRDN RB Putters Series 2007-2329 (JPMorgan Chase & Co. SPA) (A-1+)(a)
8,390,000	1.580	07/03/08	8,390,000
New York State Urban Development Corp. VRDN RB Putters Series 2008-2980 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
9,195,000	1.610	07/03/08	9,195,000
New York State Urban Development Corp. VRDN RB ROCS-RR-II R-1094 Series 2008 (Citigroup Financial Products) (A-1+)(a)
2,990,000	1.540	07/03/08	2,990,000
Triborough Bridge & Tunnel Authority VRDN RB Floater Series 2002-PA956 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,000,000	1.540	07/03/08	5,000,000
Triborough Bridge & Tunnel Authority VRDN RB Floaters Series 2006-1449 (Morgan Stanley Municipal Products SPA) (F1+)(a)
3,900,000	1.530	07/03/08	3,900,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2005 Subseries B-2 (Dexia Credit Local SPA) (A-1+/ VMIG1)
9,945,000	1.410	07/03/08	9,945,000

			$857,896,801

North Carolina—4.5%
Brunswick County Entreprise System VRDN RB Floaters Series 2008-2361 (FSA) (Morgan Stanley Municipal Products SPA) (A-1)(a)
$6,230,000	1.650%	07/03/08	$6,230,000
Charlotte Douglas International Airport VRDN RB Series 2007 B (Bank of America N.A. LOC) (A-1+/ VMIG1)
8,785,000	1.750	07/02/08	8,785,000
Charlotte VRDN COPS Transit Projects Series 2004 B (Bank of America N.A. SPA) (A-1+/ VMIG1)
10,690,000	1.600	07/02/08	10,690,000
Charlotte Water & Sewer System VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA) (A-1+/ VMIG1)
7,135,000	1.450	07/03/08	7,135,000
Charlotte Water & Sewer System VRDN RB Series 2006 B (Depfa Bank PLC SPA) (A-1/ VMIG1)
6,000,000	1.450	07/03/08	6,000,000
Charlotte-Mecklenburg Hospital Authority Health Care System VRDN RB Floaters Series 2006-1272 (Morgan Stanley Municipal Products) (A-1+)(a)
5,070,000	1.600	07/03/08	5,070,000
Charlotte-Mecklenburg Hospital Authority Health Care System VRDN RB Refunding for Carolinas Healthcare Series 2005 B (Bank of America N.A. SPA) (A-1+/ VMIG1)
9,970,000	2.100	07/01/08	9,970,000
Eastern Carolina University VRDN RB Series 2004 (Wachovia Bank N.A. SPA) (VMIG1)
2,270,000	1.500	07/03/08	2,270,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1+/ VMIG1)
6,940,000	1.550	07/03/08	6,940,000
Greensboro GO VRDN Public Improvement Series 2008 B (Bank of America N.A. SPA) (A-1+/ VMIG1)
7,450,000	1.520	07/03/08	7,450,000
Mecklenburg County GO Bonds Refunding Series 2004 C (AAA/ Aaa)
2,700,000	5.000	03/01/09	2,756,036
Mecklenburg County GO VRDN Floaters Series 2008-2460 (Morgan Stanley Municipal Products) (A-1) (a)
5,195,000	1.550	07/03/08	5,195,000
Mecklenburg County GO VRDN Public Improvement Series 2000 C (Bank of America N.A. SPA) (A-1+/ VMIG1)
1,700,000	1.570	07/02/08	1,700,000
Mecklenburg County GO VRDN Series 1996 C (Bank of America N.A. SPA) (A-1+/ VMIG1)
2,500,000	1.520	07/03/08	2,500,000
Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
5,385,000	1.550	07/02/08	5,385,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
2,465,000	1.450	07/03/08	2,465,000
Mecklenburg County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
9,600,000	1.450	07/03/08	9,600,000
Mecklenburg County GO VRDN Series 2006 A (DePfa Bank PLC SPA) (A-1/ VMIG1)
1,245,000	1.450	07/03/08	1,245,000
Mecklenburg County VRDN COPS Series 2001 (Bank of America N.A. SPA) (A-1+/ VMIG1)
8,800,000	1.560	07/03/08	8,800,000
Mecklenburg County VRDN COPS Series 2005 (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
29,625,000	1.450	07/03/08	29,625,000
Mecklenburg County VRDN COPS Series 2006 (DePfa Bank PLC SPA) (A-1/ VMIG1)(a)
14,440,000	1.450	07/03/08	14,440,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
Mecklenburg County VRDN COPS Series 2007 A (Landesbank Hessen-Thueringen SPA) (A-1/ VMIG1)
$3,000,000	2.100%	07/01/08	$3,000,000
Mecklenburg County VRDN COPS Series 2008 A (Suntrust Bank SPA) (A-1+/ VMIG1)
13,000,000	1.500	07/03/08	13,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities VRDN RB for Wake Forest University Series 2004 B (A-1+/ VMIG1)
8,355,000	1.450	07/03/08	8,355,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2006-0012 A (Citibank N.A SPA) (A-1)(a)
14,365,000	1.560	07/03/08	14,365,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0015 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
10,890,000	1.540	07/03/08	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
13,110,000	1.540	07/03/08	13,110,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University ROCS-RR-II R-12072 Series 2007 (Citigroup Financial Products SPA) (A-1+/ VMIG1)(a)
8,600,000	1.540	07/03/08	8,600,000
North Carolina Capital Facilities Financing Agency VRDN RB for Duke University Eagle Series 2005-0060 Class A (Citibank N.A. SPA) (A-1+)(a)
15,600,000	1.560	07/03/08	15,600,000
North Carolina Capital Facilities Financing Agency VRDN RB for Duke University Floaters Series 2008-2728 (Morgan Stanley Municipal Products) (VMIG1)(a)
4,200,000	1.550	07/03/08	4,200,000
North Carolina Infrastructure Finance Corp. VRDN COPS MERLOTs Series 2008 D80 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
3,000,000	1.610	07/02/08	3,000,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
5,500,000	1.540	07/02/08	5,500,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 B (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
3,285,000	8.000	07/02/08	3,285,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 A (Bank of America N.A. SPA) (A-1+/ VMIG1)
1,100,000	1.540	07/02/08	1,100,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 C (Suntrust Bank SPA) (A-1+/ VMIG1)
4,090,000	1.540	07/02/08	4,090,000
North Carolina Medical Care Commission Hospital GO VRDN for Duke University Hospital Project Series 1993 A (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
3,500,000	1.480	07/03/08	3,500,000
North Carolina Medical Care Commission Hospital VRDN RB for Baptist Hospital Project Series 2000 (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
11,010,000	1.450	07/02/08	11,010,000
North Carolina Medical Care Commission Hospital VRDN RB for Duke University Hospital Series 1985 B (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
10,800,000	1.480	07/03/08	10,800,000
North Carolina State GO Bonds Highway Series 2004 (AAA/ Aaa)
8,000,000	5.000	05/01/09	8,212,745
North Carolina State GO VRDN for Public Improvement Series 2002 D (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
1,525,000	1.500	07/02/08	1,525,000
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
30,375,000	1.300	07/02/08	30,375,000
North Carolina State GO VRDN for Public Improvement Series 2002 G (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
4,050,000	1.400	07/02/08	4,050,000
North Carolina State GO VRDN Putters Series 2008-2768 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,055,000	1.600	07/03/08	7,055,000
North Carolina State GO VRDN Refunding Series 2002 B (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
7,600,000	1.400	07/02/08	7,600,000
North Carolina State GO VRDN Refunding Series 2002 C (Bayerische Landesbank SPA) (A-1+/ VMIG1)
5,730,000	1.540	07/02/08	5,730,000
North Carolina State GO VRDN Refunding Series 2002 E (Bayerische Landesbank SPA) (A-1+/ VMIG1)
10,490,000	1.500	07/02/08	10,490,000
North Carolina State GO VRDN Refunding Series 2002 F (Landesbank Baden-Wurttemberg SPA) (A-1+/ VMIG1)
24,765,000	1.550	07/02/08	24,765,000
Raleigh Comb Enterprise System VRDN RB Eagle Series 2007-0010 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
4,950,000	1.540	07/03/08	4,950,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (DePfa Bank PLC SPA) (A-1/ VMIG1)
$4,630,000	1.540%	07/02/08	$4,630,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B (DePfa Bank PLC SPA) (A-1/ VMIG1)
38,925,000	1.540	07/02/08	38,925,000
Raleigh VRDN RB ROCS RR-II-R 645 Series 2006 (Citibank N.A. SPA) (F1+)(a)
6,525,000	1.550	07/03/08	6,525,000
Union County GO VRDN Series 2004 A (DePfa Bank PLC SPA) (A-1/ VMIG1)
5,245,000	1.4400	7/03/08	5,245,000
Union County GO VRDN Series 2005 A (DePfa Bank PLC SPA) (A-1/ VMIG1)
715,000	1.440	07/03/08	715,000
Union County GO VRDN Series 2005 B (DePfa Bank PLC SPA) (A-1/ VMIG1)
4,025,000	1.500	07/03/08	4,025,000
Union County GO VRDN Series 2005 C (DePfa Bank PLC SPA) (A-1/ VMIG1)
925,000	1.530	07/03/08	925,000
University of North Carolina CP Series 2008 A (A-1+/ P-1)
7,500,000	2.200	08/06/08	7,500,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/ VMIG1)
4,450,000	1.550	07/03/08	4,450,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 B (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
8,665,000	1.450	07/03/08	8,665,000
University of North Carolina VRDN RB Eagle Series 2006-0024 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
19,800,000	1.550	07/03/08	19,800,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
10,345,000	1.560	07/03/08	10,345,000
University of North Carolina VRDN RB Floaters Series 2006-1287 (Morgan Stanley SPA) (A-1+)(a)
2,995,000	1.550	07/03/08	2,995,000
University of North Carolina VRDN RB ROCS-RR-II-11292 for Chapel Hill Hospital Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,085,000	1.550	07/03/08	3,085,000
University of North Carolina VRDN RB Series 2001 B (A-1+/ VMIG1)
1,765,000	1.600	07/02/08	1,765,000
Wake County GO VRDN for Public Improvement Series 2003 C (Lloyds TSB Bank PLC SPA) (A-1+/ VMIG1)
6,000,000	1.440	07/03/08	6,000,000
Wake County GO VRDN School Series 2007 B (Bank of America N.A. SPA) (A-1+/ VMIG1)
10,700,000	1.440	07/03/08	10,700,000
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
1,700,000	1.440	07/03/08	1,700,000
Winston Salem VRDN COPS Series 2004 (Dexia Credit Local SPA) (A-1+/ VMIG1)
5,325,000	1.440	07/03/08	5,325,000
Winston Salem VRDN COPS Series 2008 C (Dexia Credit Local SPA) (A-1+/ VMIG1)
9,000,000	1.440	07/03/08	9,000,000
Winston Salem Water & Sewer System VRDN RB Refunding Series 2002 C (Dexia Credit Local SPA) (A-1+/ VMIG1)
790,000	1.550	07/02/08	790,000
Winston Salem Water & Sewer System VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/ VMIG1)
1,100,000	1.540	07/02/08	1,100,000

			$546,618,781

Ohio—2.1%
Cincinnati Water System VRDN RB MERLOTs Series 2008 D78 (Wachovia Bank N.A. SPA) (A-1+)(a)
$2,495,000	1.610%	07/02/08	$2,495,000
Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,360,000	1.600	07/03/08	4,360,000
Columbus GO VRDN ROCS-RR-II-R-11293 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,000,000	1.550	07/03/08	6,000,000
Columbus GO VRDN Sanitation Sewer Series 2006-1 (A-1+/ VMIG1)
19,275,000	1.360	07/03/08	19,275,000
Columbus Sewer Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2008 K32W Reg. D (Lehman Liquidity Co. SPA) (VMIG1)(a)
9,225,000	2.000	07/02/08	9,225,000
Columbus Sewer VRDN RB Putters Series 2008-2456 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,005,000	1.600	07/03/08	3,005,000
Franklin County Hospital VRDN RB for Nationwide Children’s Hospital Project Series 2008 E (JPMorgan Chase & Co. SPA) (VMIG1)
16,760,000	1.500	07/03/08	16,760,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B (VMIG1)
18,600,000	1.500	07/03/08	18,600,000
Lucas County Hospital VRDN RB for Promedica Healthcare Series 2008 B (UBS AG LOC) (A-1+/ VMIG1)
4,000,000	1.600	07/02/08	4,000,000
Montgomery County VRDN RB for Catholic Health Series 2006 B-1 (A-1+/ VMIG1)
15,325,000	1.600	07/02/08	15,325,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Ohio (continued)
Montgomery County VRDN RB for Catholic Health Series 2006 B-2 (A-1+/ VMIG1)
$28,925,000	1.500%	07/02/08	$28,925,000
Ohio State BB&T Municipal Trust GO VRDN Floaters Series 2008-3 (Branch Banking & Trust SPA) (VMIG1)(a)
5,750,000	1.550	07/03/08	5,750,000
Ohio State Building Authority VRDN RB MERLOTs Series 2008 D85 (Wachovia Bank N.A. SPA) (A-1+)(a)
5,930,000	1.610	07/02/08	5,930,000
Ohio State GO VRDN Common Schools Series 2005 A (A-1+/ VMIG1)
3,350,000	1.450	07/02/08	3,350,000
Ohio State GO VRDN Common Schools Series 2005 B (A-1+/ VMIG1)
1,500,000	1.300	07/02/08	1,500,000
Ohio State GO VRDN Common Schools Series 2006 C (A-1+/ VMIG1)
6,115,000	1.500	07/02/08	6,115,000
Ohio State GO VRDN for Infrastructure Improvement Series 2001 B (A-1+/ VMIG1)
1,100,000	1.450	07/02/08	1,100,000
Ohio State GO VRDN P-Floats-PT-2137 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,500,000	1.550	07/03/08	5,500,000
Ohio State GO VRDN Putters Series 2006-1295 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,450,000	1.600	07/03/08	2,450,000
Ohio State GO VRDN Refunding & Improvement Infrastructure Series 2003 D (A-1+/ VMIG1)
1,500,000	1.450	07/02/08	1,500,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B (A-1+/ VMIG1)
25,000,000	1.450	07/02/08	25,000,000
Ohio State Higher Educational Facility Commission VRDN RB for University Hospital Health System Series 2008 B (RBS Citizens NA LOC) (A-1+/ VMIG1)
7,600,000	1.500	07/02/08	7,600,000
Ohio State Higher Educational Facility VRDN RB Case Western Reserve University Series 2008 A (Allied Irish Bank PLC LOC) (A-1/ VMIG1)
4,000,000	1.500	07/02/08	4,000,000
Ohio State University General Receipts RB Series 2005 A (AA/ Aa2)
5,420,000	5.000	06/01/09	5,575,589
Ohio State University General Receipts VRDN RB Putters Series 2008-2548 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,300,000	1.600	07/03/08	1,300,000
Ohio State University General Receipts VRDN RB Series 2001 (A-1+/ VMIG1)
27,300,000	1.150	07/04/08	27,300,000
Ohio State University General Receipts VRDN RB Series 2005 B (A-1+/ VMIG1)
3,500,000	1.370	07/02/08	3,500,000
Ohio State Water Development Authority VRDN RB Floater Series 2008 DCL-046 (Dexia Credit Local SPA) (VMIG1)(c)
17,500,000	1.950	12/11/08	17,500,000

			$252,940,589

Oklahoma—0.2%
Oklahoma Turnpike Authority VRDN RB Refunding for Second Series 2006 E-Convertible 03/27/2008 (Fortis Bank, Lloyds TSB Bank and BBVA Capital SPA) (VMIG1)
$28,115,000	1.460%	07/03/08	$28,115,000

Oregon—1.1%
Oregon State DOT Highway User Tax VRDN RB Sub Lien Series 2006 B-1 (Dexia Credit Local SPA) (A-1+/ VMIG1)
$6,985,000	1.430%	07/07/08	$6,985,000
Oregon State GO VRDN Series 1985 73-F (Bayerische Landesbank SPA) (VMIG1)
16,885,000	1.450	07/02/08	16,885,000
Oregon State GO VRDN Series 1985 73-G (JPMorgan Chase & Co. SPA) (VMIG1)
5,400,000	1.400	07/02/08	5,400,000
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/ VMIG1)
63,900,000	1.400	07/02/08	63,900,000
Oregon State GO VRDN Veterans Welfare Series 2005-84 (Dexia Credit Local SPA) (A-1+/ VMIG1)
2,700,000	1.430	07/02/08	2,700,000
Portland Sewer System VRDN RB ROCS-RR-II R-11398 Series 2008 (FSA) (Citibank N.A. SPA) (A-1+) (a)
30,390,000	1.600	07/03/08	30,390,000
Umatilla County Hospital Facility Authority VRDN RB Catholic Health Series 1997 B (Bayerische Landesbank N.A. SPA) (A-1+/ VMIG1)
7,300,000	1.600	07/02/08	7,300,000

			$133,560,000

Pennsylvania—1.2%
Delaware Valley Regional Finance Authority Local Government VRDN RB Putters Series 2008-3011 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$8,645,000	1.580%	07/03/08	$8,645,000
Delaware Valley Regional Finance Authority Local Government VRDN RB ROCS-RR-II R-627 Series 2006 (Citigroup Financial Products) (A-1+/ VMIG1)(a)
12,920,000	1.550	07/03/08	12,920,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 B (Bayerische Landesbank LOC) (A-1/ VMIG1)
600,000	1.480	07/02/08	600,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Pennsylvania (continued)
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 C (Bayerische Landesbank LOC) (A-1/ VMIG1)
$5,200,000	1.480%	07/02/08	$5,200,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1986 Mode 1 (Bayerische Landesbank LOC) (A-1/ VMIG1)
6,850,000	1.480	07/02/08	6,850,000
Lehigh County General Purpose Authority VRDN RB for Muhlenberg College Series 2008 (Bank of America N.A. LOC) (A-1+/ VMIG1)
5,405,000	1.700	07/03/08	5,405,000
Pennsylvania Higher Educational Facilities Authority VRDN RB for Thomas Jefferson University Series 2008 B (JP Morgan Chase & Co. LOC) (VMIG1)
26,935,000	1.470	07/03/08	26,935,000
Pennsylvania State GO Bonds First Series 2008 (AA/ Aa2)
9,665,000	5.000	05/15/09	9,935,715
Pennsylvania State GO Bonds Refunding & Projects First Series 2004 (AA/ Aa2)
6,000,000	5.250	02/01/09	6,107,360
Pennsylvania State GO Bonds Refunding Series 2002 (AA/ Aa2)
2,000,000	5.000	02/01/09	2,037,464
Pennsylvania State GO VRDN Floater Series 2007-2223 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
5,380,000	1.550	07/03/08	5,380,000
Pennsylvania State GO VRDN Floaters Series 2008-2573 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
3,093,500	1.550	07/03/08	3,093,500
Pennsylvania State GO VRDN Floaters Series 2008-2720 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
3,485,000	1.550	07/03/08	3,485,000
Pennsylvania State GO VRDN Floaters Series 2008-2796 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
4,190,000	1.550	07/03/08	4,190,000
Pennsylvania State GO VRDN ROCS-RR-II-R-11056 (Citibank N.A. SPA) (A-1+)(a)
3,700,000	1.550	07/03/08	3,700,000
Pennsylvania State Higher Educational Facilities Authority VRDN RB for Thomas Jefferson University Series 2008 A (JPMorgan Chase & Co. LOC) (VMIG1)
17,900,000	1.470	07/03/08	17,900,000
Pennsylvania State University VRDN RB Series 2002 A (Westdeutsche Landesbank AG SPA) (A-1+/ VMIG1)(b)
5,330,000	1.510	07/03/08	5,330,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 C (A-1+/ VMIG1)
3,950,000	1.600	07/02/08	3,950,000
University of Pittsburgh of the Commonwealth System of Higher Education VRDN RB Refunding University Capital Project Series 2007 A (Fortis Bank and Banco Bilbao SPA) (A-1+/ VMIG1)(a)
10,900,000	1.600	07/03/08	10,900,000
University of Pittsburgh of the Commonwealth System of Higher Education VRDN RB University Capital Project Series 2005 A (DePfa Bank PLC SPA) (A-1+/ VMIG1)
2,200,000	1.600	07/02/08	2,200,000

			$144,764,039

Rhode Island—0.3%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for Higher Education Facilities Rhode Island School of Design Series 2008 A (Bank of America N.A. LOC) (VMIG1)
$14,100,000	1.400%	07/02/08	$14,100,000
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for Rhode Island School of Design Series 2008 B (Bank of America N.A. LOC) (VMIG1)
14,850,000	1.550	07/02/08	14,850,000
Rhode Island State Health & Educational Building Corp. VRDN RB for Higher Education Facility Brown University Series 2003 B (A-1+/ VMIG1)
2,950,000	1.450	07/03/08	2,950,000

			$31,900,000

South Carolina—1.2%
Charleston Waterworks & Sewer VRDN RB for Capital Improvements Series 2006 B (Wachovia Bank N.A. SPA) (A-1+)
$1,000,000	1.550%	07/03/08	$1,000,000
Charleston Waterworks & Sewer VRDN RB Refunding System Series 2007 (Bank of America N.A. SPA) (A-1+)
6,000,000	1.550	07/03/08	6,000,000
Darlington County School District GO VRDN Putters Series 2008-2698 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,230,000	1.630	07/03/08	5,230,000
Richland County School District ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Single Series 2003-29 (FSA) (Bank of America N.A. SPA) (VMIG1)(a)
37,515,000	1.600	07/03/08	37,515,000
South Carolina State GO VRDN ROCS-RR-II R-692WF Series 2006 (Wells Fargo Bank SPA) (VMIG1)(a)
4,090,000	2.420	07/24/08	4,090,000
South Carolina State Public Service Authority VRDN RB Eagle Series 2007-0099 A (FSA) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
10,890,000	1.590	07/03/08	10,890,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

South Carolina (continued)
South Carolina State Public Service Authority VRDN RB ROCS-RR-II-R-12034 Series 2007 (FSA) (Citigroup Financial Products SPA) (A-1+/ VMIG1)(a)
$10,000,000	1.620%	07/03/08	$10,000,000
South Carolina State Public Services Revenue for Santee Cooper CP Series 2007 (BNP Paribas and Dexia Credit Local LOC) (A-1+/ P-1)
14,000,000	1.700	10/07/08	14,000,000
13,000,000	1.750	10/07/08	13,000,000
South Carolina Transportation Infrastructure Bank VRDN RB Refunding Series 2003 B1 RMKT 06/18/08 (Bank of America N.A. LOC) (VMIG1)
6,000,000	1.550	07/02/08	6,000,000
South Carolina Transportation Infrastructure Bank VRDN RB Refunding Series 2003 B3 RMKT 06/18/08 (Wachovia Bank N.A. LOC) (VMIG1)(b)
20,000,000	1.450	07/02/08	20,000,000
Spartanburg County Regional Health Services District VRDN RB Refunding Series 2008 B (Bank of America N.A. SPA) (A-1+/ VMIG1)
14,125,000	1.550	07/02/08	14,125,000

			$141,850,000

Tennessee—2.4%
Chattanooga Health Educational & Housing Facilities Board VRDN RB Catholic Health Series 2004 C (A-1+/ VMIG1)
$8,100,000	1.600%	07/02/08	$8,100,000
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A-1+)
34,800,000	1.780	11/06/08	34,800,000
25,000,000	1.800	11/06/08	25,000,000
Metropolitan Government Nashville & Davidson County GO VRDN Series 2006 A (DePfa Bank PLC SPA) (A-1/ VMIG1)
1,595,000	1.500	07/03/08	1,595,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/ VMIG1)
29,005,000	1.500	07/03/08	29,005,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (A-1+/ VMIG1)
30,525,000	1.500	07/03/08	30,525,000
Metropolitan Government Nashville & Davidson County Water & Sewer VRDN RB ROCS-RR-II R-11318 Series 2008 (FSA) (Citibank N.A. SPA) (A-1+)(a)
6,245,000	1.600	07/03/08	6,245,000
Metropolitan Government of Nashville & Davidson County GO Bonds Series 2005 A (AA/ Aa2)
4,000,000	5.000	01/01/09	4,038,788
Sevier County Public Building Authority VRDN RB for Local Government Public Improvements Series 2007 VI-K-1 (DePfa Bank PLC SPA) (VMIG1)
23,000,000	3.000	07/01/08	23,000,000
Shelby County GO VRDN Refunding Series 2008 A (Dexia Credit Local SPA) (A-1+/ VMIG1)
15,355,000	1.500	07/03/08	15,355,000
Shelby County GO VRDN ROCS-RR-II R-10172 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
15,000,000	1.550	07/03/08	15,000,000
Shelby County Health Educational & Housing Facilities Board VRDN RB for St. Jude Children’s Hospital Putters Series 2008-2915Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,505,000	1.600	07/03/08	6,505,000
Shelby County Health Educational & Housing Facilities Board VRDN RB Methodist Le Bonheur Healthcare Series 2008 A (ASSURED GTY) ( U.S. Bank N.A. SPA) (A-1+/ VMIG1)
5,000,000	1.500	07/03/08	5,000,000
Tennessee State GO Bonds Series 2007 A (AA+/ Aa1)
4,000,000	5.000	10/01/08	4,015,675
Tennessee State GO CP Series 2008 A (Tennessee Consolidated Retirement System) (A-1)
49,000,000	1.700	07/10/08	49,000,000
27,000,000	1.400	08/08/08	27,000,000
Vanderbilt University CP Series 2005 B-1 (MBIA) (F-1+/A-1+)
9,000,000	1.800	07/07/08	9,000,000

			$293,184,463

Texas—18.2%
Aldine ISD GO VRDN ROCS-RR-II-R 912 Series 2007 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
$4,545,000	1.550%	07/03/08	$4,545,000
Alvarado, TX Munitops II Trust Certificates GO VRDN Series 2007-24 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
15,446,000	1.590	07/03/08	15,446,000
Alvin ISD Munitops II Trust GO VRDN Certificate Series 2007-27 (PSF-GTD) (Bank of America N.V. SPA) (F1+)(a)
22,670,000	1.590	07/03/08	22,670,000
Austin Electric Utility System VRDN RB P-Floats-PT-3911 Series 2007 (ASSURED GTY) (Merrill Lynch Capital Services SPA) (F1)(a)
4,995,000	1.560	07/03/08	4,995,000
Austin ISD CP Series 2008 A (Bank of America N.A. LOC) (A-1+)
25,000,000	1.700	07/23/08	25,000,000
Bastrop ISD Eclipse Funding Trust GO VRDN Series 2007-0087 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
10,990,000	1.640	07/03/08	10,990,000
Bastrop ISD GO VRDN MERLOTs Series 2008-D74 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(a)
9,385,000	1.610	07/02/08	9,385,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Brownsville ISD GO VRDN MERLOTs Series 2007-D79 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(a)
$3,810,000	1.610%	07/02/08	$3,810,000
Bryan ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-16 (PSF-GTD) (Bank of America N.V. SPA) (F1+)(a)
14,065,000	1.590	07/03/08	14,065,000
Cedar Hill ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Single Series 2005-19 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
15,835,000	1.590	07/03/08	15,835,000
Clear Creek ISD GO VRDN Floaters Series 2008-2832 (Morgan Stanley Municipal Products) (A-1)(a)
3,520,000	1.650	07/03/08	3,520,000
Conroe ISD GO VRDN MERLOTs Series 2008 D165 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(a)
5,495,000	1.610	07/02/08	5,495,000
Cypress-Fairbanks ISD GO VRDN MERLOTs Series 2008 D108 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+) (a)
7,705,000	1.610	07/02/08	7,705,000
Cypress-Fairbanks ISD GO VRDN MERLOTs Series 2008 D155 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+) (a)
5,800,000	1.610	07/02/08	5,800,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,660,000	1.630	07/03/08	8,660,000
Dallas Area Rapid Transit CP Series 2007 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank & Trust Co., and Westdeutsche Landesbank AG SPA) (A-1+/ P-1)
28,000,000	2.300	07/23/08	28,000,000
18,500,000	3.450	07/23/08	18,500,000
Dallas Area Rapid Transit Sales Tax VRDN RB Eagle Series 2008-0017 A (Citigroup Financial Products) (A-1+/ VMIG1)(a)
7,300,000	1.550	07/03/08	7,300,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-9230 Series 2008 (Citigroup Financial Products) (A-1+)(a)
10,525,000	1.550	07/03/08	10,525,000
Dallas County Community College CP Series 2008 A (Dexia Credit Local SPA) (A-1+)
19,500,000	1.750	08/05/08	19,500,000
Dallas County Community College District GO TANS Series 2004 (AAA/Aaa)
3,355,000	5.000	02/15/09	3,415,917
Dallas ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2004-6 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
16,685,000	1.590	07/03/08	16,685,000
Dallas ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-1 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
25,000,000	1.590	07/03/08	25,000,000
Dallas Waterworks & Sewer System VRDN RB Floaters Series 2008-2855 (Morgan Stanley Municipal Products) (A-1)(a)
6,850,000	1.550	07/03/08	6,850,000
Denton County ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2004-21 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
12,935,000	1.590	07/03/08	12,935,000
Denton ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2003-30 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
5,000,000	1.590	07/03/08	5,000,000
Denton ISD GO VRDN for School Building Series 2006 B (PSF-GTD) (Bank of America N.A. SPA) (A-1+)
4,200,000	1.550	07/03/08	4,200,000
Denton ISD GO VRDN Putters Series 2008-2603 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,700,000	1.630	07/03/08	3,700,000
Denton ISD GO VRDN Putters Series 2008-2765 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,000,000	1.630	07/03/08	7,000,000
Duncanville ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-22 (PSF-GTD) (Bank of America N.V. SPA) (F1+)(a)
18,120,000	1.590	07/03/08	18,120,000
Eagle, TX ISD Munitops II Trust Certificates GO VRDN Series 2007-66 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
20,000,000	1.600	07/03/08	20,000,000
El Paso County Hospital District GO VRDN Putters Series 2008-2747 (ASSURED GTY) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,745,000	1.630	07/03/08	3,745,000
El Paso County Hospital District GO VRDN Putters Series 2008-2998 (ASSURED GTY) (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,000,000	1.630	07/03/08	5,000,000
Elgin ISD GO VRDN ROCS-RR-II R-3060 Series 2007 (PSF-GTD) (Citigroup Financial Products SPA) (A-1+)(a)
5,340,000	1.550	07/03/08	5,340,000
Fort Worth ISD GO VRDN Floaters Series 2008-2521 (PSF-GTD) (Morgan Stanley Municipal Products) (A-1)(a)
4,980,000	1.650	07/03/08	4,980,000
Frenship ISD Eclipse Funding Trust GO VRDN Series 2007-0083 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
22,830,000	1.550	07/02/08	22,830,000
Frisco GO VRDN Floaters Series 2008-2558 (Morgan Stanley Municipal Products) (A-1)(a)
10,415,000	1.650	07/03/08	10,415,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Frisco ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2003-31 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
$18,530,000	1.590%	07/03/08	$18,530,000
Frisco ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-56 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
4,000,000	1.590	07/03/08	4,000,000
Frisco ISD GO VRDN Putters Series 2007-2291 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,765,000	1.630	07/03/08	3,765,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
10,230,000	1.580	07/03/08	10,230,000
Grand Prairie ISD GO VRDN ROCS-RR-II R-6096 Series 2007 (PSF-GTD) (Citigroup, Inc. SPA) (A-1+) (a)
5,270,000	1.550	07/03/08	5,270,000
Gulf Coast Waste Disposal Authority VRDN PCRB for Exxon Mobil Corp. Project Series 1995 (A-1+/ VMIG1)
13,600,000	2.330	07/01/08	13,600,000
Harris County Flood Control District GO VRDN Refunding Contract Series 2008 B (Dexia Credit Local SPA) (A-1+/ VMIG1)
13,950,000	1.500	07/03/08	13,950,000
Harris County Flood Control District GO VRDN ROCS-RR-II R-11313 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
6,800,000	1.550	07/03/08	6,800,000
Harris County GO VRDN MERLOTs Series 2008 D122 (Wachovia Bank N.A. SPA) (A-1+)(a)
5,000,000	1.860	07/02/08	5,000,000
Harris County GO VRDN Putters Series 2008-2808 (JPMorgan Chase & Co.) (VMIG1)(a)
7,500,000	1.600	07/03/08	7,500,000
Harris County GO VRDN ROC-RR-II R-11314 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
2,300,000	1.550	07/03/08	2,300,000
Harris County GO VRDN ROCS-RR-II-R-12191 Series 2007 (Bank of New York SPA) (A-1+/ VMIG1)(a)
13,255,000	1.580	07/03/08	13,255,000
Harris County Health Facilities Development Corp. VRDN RB Baylor College of Medicine Series 2007 B (JPMorgan Chase & Co. LOC) (A-1+/ VMIG1)
5,000,000	1.540	07/02/08	5,000,000
Harris County Health Facilities Development Corp. VRDN RB for Texas Childrens Hospital Series 2008-2 (Bank of America and JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
16,900,000	1.700	07/01/08	16,900,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for ARS Methodist Hospital Series 2008 Subseries A-1 (FSA) (A-1+)
33,750,000	1.700	07/01/08	33,750,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Hermann Healthcare System Series 2008 A (FSA) (Dexia Credit Local SPA) (A-1+/ VMIG1)
18,000,000	1.550	07/02/08	18,000,000
Harris County Toll CP Series 2008 S-E01 (Dexia Credit Local SPA) (A-1+/ P-1)
2,320,000	1.700	07/10/08	2,320,000
2,240,000	1.750	07/10/08	2,240,000
24,505,000	1.800	07/10/08	24,505,000
3,000,000	2.000	07/10/08	3,000,000
Hidalgo County Drain District GO VRDN MERLOTs Series 2008 D140 (ASSURED GTY) (Wachovia Bank N.A. SPA) (A-1+)(a)
5,000,000	1.610	07/02/08	5,000,000
Houston Airport CP Series 2008 (Dexia Credit Local LOC) (A-1+/ P-1)
3,000,000	1.650	09/05/08	3,000,000
Houston Airport System VRDN RB ROCS-RR-II R-12046 Series 2007 (FSA) (Citibank N.A. SPA) (A-1+/ VMIG1)(a)
13,200,000	1.610	07/03/08	13,200,000
Houston Community College System VRDN RB Putters Series 2008-2890 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,855,000	1.630	07/03/08	7,855,000
Houston CP Series D (DePfa Bank PLC SPA) (A-1+/ P-1)
4,600,000	1.450	07/16/08	4,600,000
7,500,000	2.050	07/17/08	7,500,000
6,750,000	1.650	08/06/08	6,750,000
Houston CP Series E (Bank of America N.A. SPA) (A-1+/ P-1)
18,000,000	1.800	07/01/08	18,000,000
31,750,000	1.450	07/03/08	31,750,000
7,700,000	1.700	09/05/08	7,700,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
15,560,000	1.550	07/03/08	15,560,000
Houston Higher Education Finance Corp. VRDN RB for Rice University ROCS-RR-II R-11066 (Citibank N.A. SPA) (A-1+)(a)
4,590,000	1.550	07/03/08	4,590,000
Houston Higher Education Finance Corp. VRDN RB Refunding for Rice University Project Series 2006 B (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
7,400,000	1.400	07/02/08	7,400,000
Houston ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-35 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
9,995,000	1.590	07/03/08	9,995,000
Houston ISD GO VRDN Eagle Series 2008-0018 Class A (A-1+/ VMIG1)(a)
4,950,000	1.550	07/03/08	4,950,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Houston ISD GO VRDN Floater-Series 2005-1231 (PSF-GTD) (Morgan Stanley SPA) (VMIG1)(a)
$5,040,000	1.650%	07/03/08	$5,040,000
Houston ISD GO VRDN MERLOTs Series 2008 C29 (PSF-GTD) (Bank of New York SPA) (VMIG1)(a)
1,715,000	1.610	07/02/08	1,715,000
Houston ISD GO VRDN ROCS RR-II-R-408 Series 2005 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
7,805,000	1.550	07/03/08	7,805,000
Houston Texas GO VRDN ROCS-RR-II R-8093 Series 2008 (FSA) (Citibank N.A. SPA) (A-1+)(a)
3,200,000	1.600	07/03/08	3,200,000
Houston ISD GO VRDN ROCS-RR-II R-11394 Series 2008 (PSF-GTD) (Citibank N.A. SPA) (A-1+)(a)
4,000,000	1.530	07/03/08	4,000,000
Houston Utilities System Eclipse Funding Trust VRDN RB Series 2006-0070 (FSA) (U.S. Bank N.A. SPA) (A-1+)(a)
26,450,000	1.560	07/03/08	26,450,000
Houston Utilities System Eclipse Funding Trust VRDN RB Solar Eclipse Series 2007-0099 (FSA) (U.S. Bank N.A. SPA) (A-1+)(a)
5,160,000	1.600	07/03/08	5,160,000
Houston Utilities System VRDN RB Floaters Series 2008-2781 (FSA) (Morgan Stanley Municipal Products) (A-1)(a)
7,130,000	1.650	07/03/08	7,130,000
Houston Utilities System VRDN RB Putters Series 2007-2274 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
10,305,000	1.630	07/03/08	10,305,000
Houston Utilities System VRDN RB Putters Series 2008-2493 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,650,000	1.630	07/03/08	1,650,000
Houston Utilities System VRDN RB Putters Series 2008-2502 (FSA) (PNC Bank N.A. SPA) (A-1+)(a)
2,300,000	1.630	07/03/08	2,300,000
Houston Utilities System VRDN RB Refunding 1st Lien Series 2004 B2 RMKT 04/10/08 (Bank of America N.A., Bank of New York, Dexia Credit Local and State Street Bank & Trust Co. SPA) (VMIG1)
30,500,000	1.700	07/03/08	30,500,000
Houston Utilities System VRDN RB ROCS-RR-II R-10282 Series 2007 (FSA) (Citigroup Financial Products SPA) (A-1+/ VMIG1)(a)
4,950,000	1.600	07/03/08	4,950,000
Houston Utilities System VRDN RB ROCS-RR-II R-11411 Series 2008 (FSA) (Citibank N.A. SPA) (A-1+) (a)
8,000,000	1.580	07/03/08	8,000,000
Houston Utilities System VRDN RB Series 2008 A-2 (Bank of America N.A. LOC) (A-1+/ VMIG1)
6,200,000	1.550	07/03/08	6,200,000
Houston Utility Systems VRDN RB Refunding 1st Lien Series 2004 B3 RMKT 04/11/08 (Bank of America N.A., Bank of New York, Dexia Credit Local and State Street Bank & Trust Co. SPA) (VMIG1)
20,300,000	1.700	07/03/08	20,300,000
Houston Water & Sewer CP Series 2008 A (Bayerische Landesbank, Dexia Credit Local, Landesbank Badden-Wurttemburg and Westdeutsche Landesbank AG SPA) (A-1/ P-1)
8,000,000	1.700	08/14/08	8,000,000
Houston Water & Sewer System RB Refunding Junior Lien Series 1998 B (FSA) (AAA/ Aaa)
5,000,000	5.500	12/01/08	5,071,064
Humble ISD GO VRDN Putters Series 2007-2349 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,195,000	1.630	07/03/08	3,195,000
Irving ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-8 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
29,115,000	1.590	07/03/08	29,115,000
Irving ISD GO VRDN MERLOTs Series 2008 D205 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(a)
5,415,000	1.610	07/02/08	5,415,000
Irving ISD Puttable Floating Options Tax-Exempts Receipts GO VRDN P-Floats-PT-3954 Series 2007 (PSF-GTD) (Wells Fargo Bank SPA) (F1+)(a)
8,900,000	1.550	07/03/08	8,900,000
Jusdon ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2003-36 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
17,915,000	1.590	07/03/08	17,915,000
Jusdon ISD GO VRDN Floaters Series 2007-1859 (PSF-GTD) (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
3,950,000	1.650	07/03/08	3,950,000
Katy ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-62 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
5,000,000	1.590	07/03/08	5,000,000
Katy ISD GO VRDN MERLOTs Series 2008 D220 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(a)
2,000,000	1.610	07/02/08	2,000,000
Katy ISD GO VRDN ROCS-RR-II R-910 Series 2007 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
3,125,000	1.550	07/03/08	3,125,000
Keller ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-23 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
22,445,000	1.590	07/03/08	22,445,000
Keller ISD GO VRDN Putters Series 2008-2616 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,560,000	1.630	07/03/08	3,560,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
La Vernia ISD Eclipse Funding Trust GO VRDN Series 2007-0081 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
$10,020,000	1.640%	07/03/08	$10,020,000
Lamar Consolidated ISD GO VRDN ROCS-RR-II R-10276 Series 2007 (Citigroup Financial Products SPA) (A-1+/ VMIG1)(a)
5,120,000	1.550	07/03/08	5,120,000
Leander ISD GO VRDN Eagle Series 2008-0001 Q (PSF-GTD) (Citibank N.A. SPA) (A-1+)(a)
4,000,000	1.530	07/03/08	4,000,000
Leander ISD GO VRDN Floaters Series 2008-2724 (PSF-GTD) (Morgan Stanley Municipal Products) (A-1+)(a)
3,205,000	1.650	07/03/08	3,205,000
Lewisville ISD GO VRDN P-Float PT-2091 Series 2004 (PSD-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
3,900,000	1.550	07/03/08	3,900,000
Lower Colorado River Authority VRDN RB Float-PT 2004 Series 2003 (ASSURED GTY) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,285,000	1.560	07/03/08	5,285,000
Lubbock Health Facilities Development Corp. VRDN RB Refunding for St. Joseph Health Systems Series 2008 A (A-1+/ VMIG1)
260,000	1.400	07/03/08	260,000
Manor Texas ISD Eclipse Funding Trust GO VRDN Series 2007-0088 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
10,205,000	1.550	07/03/08	10,205,000
Mansfield ISD GO VRDN MERLOTs Series 2004-B11 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(a)
14,555,000	1.610	07/02/08	14,555,000
McAllen ISD Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PA-1532 Series 2008 (PSF-GTD) (Merrill Lynch Capital Services) (A-1)(a)
13,000,000	1.570	07/03/08	13,000,000
McLennan County Junior College GO VRDN Putters Series 2008-2988 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,060,000	1.630	07/03/08	6,060,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
4,195,000	1.550	07/03/08	4,195,000
North East ISD GO VRDN Eagle Series 2007-0123 A (PSF-GTD) (Banco Bilbao Vizcaya Argentaria SPA) (A-1+)(a)
8,935,000	1.540	07/03/08	8,935,000
North East ISD GO VRDN Floater Dexia Series 2008-002 (PSF-GTD) (Dexia Credit Local SPA) (A-1+/ VMIG1)(a)
5,745,000	1.600	07/03/08	5,745,000
North East ISD GO VRDN MERLOTs Series 2007-C-26 (PSF-GTD) (Bank of New York SPA) (A-1+)(a)
5,400,000	1.610	07/02/08	5,400,000
North East ISD GO VRDN Putters Series 2008-2818 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1) (a)
6,840,000	1.630	07/03/08	6,840,000
Northside ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-23 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
5,000,000	1.590	07/03/08	5,000,000
Northside ISD GO VRDN Floater Series 2005-1099 (PSF-GTD) (Morgan Stanley SPA) (F1+)(a)
4,017,500	1.650	07/03/08	4,017,500
Pasadena ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-57 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
10,690,000	1.590	07/03/08	10,690,000
Pearland ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-01 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
7,300,000	1.590	07/03/08	7,300,000
Pecos-Barstow Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4310 Series 2007 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,835,000	1.550	07/03/08	4,835,000
Pflugerville ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-17 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
9,460,000	1.590	07/03/08	9,460,000
Pflugerville ISD GO VRDN Floaters Series 2005-1058 (PSF-GTD) (Morgan Stanley SPA) (VMIG1)(a)
7,840,500	1.650	07/03/08	7,840,500
Pflugerville ISD GO VRDN MERLOTs Series 2008 D222 (PSF-GTD) (A-1+)(a)
5,960,000	1.610	07/02/08	5,960,000
Plano ISD GO VRDN Floats-PT-2428 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,345,000	1.550	07/03/08	5,345,000
Red River Education Finance VRDN RB Christian University Project Series 2000 (VMIG1)
5,400,000	1.600	07/02/08	5,400,000
Red River Education Finance VRDN RB for Higher Education Christian University Series 2006 (VMIG1)
9,300,000	1.500	07/02/08	9,300,000
Rice University Munitops Certificates Trust VRDN RB Non-AMT Single 144A Series 2007-53 (Bank of America N.A. SPA) (VMIG1)(a)
8,000,000	1.600	07/03/08	8,000,000
Round Rock ISD GO VRDN Floaters Series 2008-2520 (Morgan Stanley Municipal Products) (A-1+)(a)
4,740,000	1.550	07/03/08	4,740,000
Round Rock ISD GO VRDN MERLOTs Series 2008 D84 (Wachovia Bank N.A. SPA) (A-1+)(a)
5,000,000	1.610	07/02/08	5,000,000
San Antonio Electric & Gas Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-MT-452 (KBC Bank N.A. SPA) (F1+)(a)
6,800,000	1.540	07/03/08	6,800,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
San Antonio Electric & Gas Systems RB Series 2006 A (AA/ Aa1)
$4,000,000	5.000%	02/01/09	$4,073,770
San Antonio Electric & Gas Systems VRDN RB Floater Trust Series 2006 K15 Reg. D (Lehman Brothers SPA) (A-1/VMIG1)(a)
4,000,000	1.770	07/02/08	4,000,000
San Antonio Electric & Gas Systems VRDN RB Floaters Series 2008-2450 (Morgan Stanley Municipal Products) (A-1+)(a)
2,675,000	1.550	07/03/08	2,675,000
San Antonio Electric & Gas Systems VRDN RB MERLOTs Series 2008 D167 (Wachovia Bank N.A. SPA) (VMIG1)(a)
2,500,000	1.710	07/02/08	2,500,000
San Antonio Electric & Gas Systems VRDN RB MERLOTs Series 2008-D178 (Wachovia Bank N.A. SPA) (VMIG1)(a)
3,000,000	1.710	07/02/08	3,000,000
San Antonio Electric & Gas Systems VRDN RB P-Floats-PT 1498 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
7,390,000	1.560	07/03/08	7,390,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2503 (PNC Bank N.A. SPA) (VMIG1) (a)
3,700,000	1.600	07/03/08	3,700,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
9,245,000	1.600	07/03/08	9,245,000
San Antonio Electric & Gas Systems VRDN RB ROCS-RR-II R-11277 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
5,120,000	1.550	07/03/08	5,120,000
San Antonio Electric & Gas Systems VRDN RB ROCS-RR-II R-9227 Series 2008 (Citigroup Financial Products) (A-1+)(a)
16,980,000	1.550	07/03/08	16,980,000
San Antonio Electric & Gas Systems VRDN RB Systems Junior Lien Series 2003 (Bank of America N.A. SPA) (A-1+/ VMIG1)
26,450,000	1.600	07/02/08	26,450,000
San Antonio GO VRDN MERLOTs Series 2007-D-71 (Wachovia Bank N.A. SPA) (A-1+)(a)
2,155,000	1.860	07/02/08	2,155,000
San Antonio GO VRDN P-Floats-PT-2695 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
10,935,000	1.550	07/03/08	10,935,000
San Antonio Water Revenue CP Series 2008 (Bank of America N.A. SPA) (A-1+/P1)
14,000,000	1.700	07/01/08	14,000,000
San Antonio Water System VRDN MERLOTs Series 2000 VV (Wachovia Bank N.A. SPA) (VMIG1)(a)
17,420,000	1.610	07/02/08	17,420,000
Sharyland ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-54 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
9,940,000	1.590	07/03/08	9,940,000
Socorro ISD Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4506 Series 2008 (Merrill Lynch International SPA) (F1)(a)
4,000,000	1.550	07/03/08	4,000,000
South San Antonio ISD Eclipse Funding Trust GO VRDN Series 2007-0082 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
21,070,000	1.550	07/03/08	21,070,000
Spring Branch ISD GO VRDN ROCS-RR-II R-9211 Series 2008 (PSF-GTD) (Citigroup Financial Products SPA) (A-1+)(a)
20,000,000	1.550	07/03/08	20,000,000
Tarrant County Cultural Educational Facilities Finance Corp. VRDN RB Refunding for Scott and White Memorial Hospital Series 2008 A (Bank of America N.A. LOC) (A-1+/ VMIG1)(b)
23,500,000	1.520	07/03/08	23,500,000
Texas A&M University VRDN RB MERLOTs Series 2008 D148 (Wachovia Bank N.A. SPA) (A-1+)(a)
8,815,000	1.610	07/02/08	8,815,000
Texas A&M University VRDN RB Putters Series 2005-945 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,365,000	1.600	07/03/08	5,365,000
Texas City ISD GO VRDN Floaters Series 2008-2535 (PSF-GTD) (Morgan Stanley Municipal Products) (A-1)(a)
2,435,000	1.650	07/03/08	2,435,000
Texas DOT CP Series 2008 A (Bank of America N.A. and State Street Bank & Trust LOC) (A-1+/P1)
18,000,000	1.650	08/14/08	18,000,000
Texas Municipal Power CP Series 2005 (Bayerische Landesbank LOC) (A-1+/P1)
14,050,000	1.780	07/07/08	14,050,000
7,000,000	1.370	07/09/08	7,000,000
17,105,000	1.700	07/09/08	17,105,000
Texas State GO Bonds Public Finance Authority Series 2007 (AA/ Aa1)
5,275,000	4.000	10/01/08	5,286,097
Texas State GO TRANS Series 2007 (SP-1+/ MIG1)
83,385,000	4.500	08/28/08	83,499,261
Texas State GO VRDN Eagle Series 2006-0126 (Citibank N.A. SPA) (A-1+)(a)
10,000,000	1.560	07/03/08	10,000,000
Texas State GO VRDN Eagle Series 2007-0082 A (Bayerische Landesbank SPA) (A-1)(a)
5,000,000	1.540	07/03/08	5,000,000
Texas State GO VRDN Eagle Series 2007-0139 A (Citibank N.A. SPA) (A-1+)(a)
8,685,000	1.550	07/03/08	8,685,000
Texas State GO VRDN Floater Series 2007-1871 (Morgan Stanley SPA) (F1+)(a)
9,450,000	1.550	07/03/08	9,450,000
Texas State GO VRDN Floaters Series 2007-1903 (Depfa Bank PLC SPA) (F1+)(a)
10,125,000	1.550	07/03/08	10,125,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Texas State GO VRDN Floaters Series 2007-2043 (Wells Fargo Bank SPA) (F1+)(a)
$7,270,000	1.550%	07/03/08	$7,270,000
Texas State GO VRDN Floaters Series 2007-2204 (Morgan Stanley Municipal Products SPA) (VMIG1) (a)
1,738,000	1.550	07/03/08	1,738,000
Texas State GO VRDN Floaters Series 2008-2723 (Morgan Stanley Municipal Products SPA) (F1+)(a)
10,405,000	1.550	07/03/08	10,405,000
Texas State GO VRDN for Mobility Fund Series 2005 B (DePfa Bank PLC SPA) (A-1/ VMIG1)
2,000,000	1.700	07/02/08	2,000,000
Texas State GO VRDN Macon Certificates Trust Series 2005-I (Bank of America N.A. SPA) (A-1+) (a)
9,390,000	1.600	07/03/08	9,390,000
Texas State GO VRDN MERLOTs Series 2008 D187 (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,350,000	1.710	07/02/08	4,350,000
Texas State GO VRDN MERLOTs Series 2008 D71 (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,995,000	1.610	07/02/08	4,995,000
Texas State GO VRDN P-Floats-PT-3483 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(a)
2,215,000	1.550	07/03/08	2,215,000
Texas State GO VRDN Putters Series 2006-1645 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,610,000	1.600	07/03/08	2,610,000
Texas State GO VRDN Putters Series 2008-2481 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,495,000	1.600	07/03/08	2,495,000
Texas State GO VRDN Putters Series 2008-2486 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,400,000	1.600	07/03/08	5,400,000
Texas State GO VRDN Putters Series 2008-2490 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,565,000	1.600	07/03/08	5,565,000
Texas State GO VRDN Putters Series 2008-2491 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,115,000	1.600	07/03/08	3,115,000
Texas State GO VRDN Putters Series 2008-2568 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,315,000	1.600	07/03/08	8,315,000
Texas State GO VRDN Putters Series 2008-2615 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
11,200,000	1.600	07/03/08	11,200,000
Texas State GO VRDN Putters Series 2008-2618 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,400,000	1.600	07/03/08	5,400,000
Texas State GO VRDN Putters Series 2008-2816 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,625,000	1.600	07/03/08	8,625,000
Texas State GO VRDN Putters Series 2008-2822 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,430,000	1.600	07/03/08	7,430,000
Texas State GO VRDN ROCS-RR-II R-378 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
9,890,000	1.550	07/03/08	9,890,000
Texas State GO VRDN ROCS-RR-II-R-11184 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,215,000	1.550	07/03/08	6,215,000
Texas State Public Finance Authority CP Series 2002 (A-1+/ P-1)
20,000,000	1.820	07/01/08	20,000,000
13,900,000	1.430	08/07/08	13,900,000
14,000,000	1.700	10/07/08	14,000,000
11,000,000	1.700	12/02/08	11,000,000
7,400,000	1.900	02/05/09	7,400,000
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1+)(a)
27,500,000	1.590	07/03/08	27,500,000
Texas State Transportation Commission RB First Tier Series 2006 A (AAA/ Aa1)
8,000,000	5.000	04/01/09	8,195,859
Texas State Transportation Commission VRDN RB Floaters Series 2007-2033 (Morgan Stanley Municipal Products SPA) (A-1)(a)
16,169,500	1.550	07/03/08	16,169,500
Texas State Transportation Commission VRDN RB Floaters Series 2008-2295 (Morgan Stanley Municipal Products SPA) (A-1)(a)
3,565,000	1.550	07/03/08	3,565,000
Texas State Transportation Commission VRDN RB Floaters Series 2008-2709 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
2,085,000	1.550	07/03/08	2,085,000
Texas State Transportation Commission VRDN RB P-Floats-PT-3761 Series 2006 (Merrill Lynch Capital Services SPA) (A-1)(a)
6,865,000	1.560	07/03/08	6,865,000
Texas State Transportation Commission VRDN RB Putters Series 2006-1613 (JPMorgan Chase & Co. SPA) (A-1+)(a)
9,495,000	1.600	07/03/08	9,495,000
Texas State Transportation Commission VRDN RB Putters Series 2007-2214 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,495,000	1.600	07/03/08	7,495,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,000,000	1.600	07/03/08	4,000,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase & Co. SPA) (A-1+)(a)
14,395,000	1.600	07/03/08	14,395,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Texas State Transportation Commission VRDN RB ROCS RR-II-R-12011 Series 2007 (Citigroup Financial Products SPA) (A-1+/ VMIG1)(a)
$6,100,000	1.550%	07/03/08	$6,100,000
Texas State Transportation Commission VRDN RB ROCS-RR-II R-11273 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
12,000,000	1.550	07/03/08	12,000,000
Texas State University Systems Financing VRDN RB P-Floats-PT-3476 Series 2006 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,450,000	1.560	07/03/08	4,450,000
Texas Technical University CP Series 2008 A (A-1+/P1)
9,000,000	2.100	08/06/08	9,000,000
Texas Technical University CP Series 2008 A-1 (A-1+/P1)
10,900,000	1.650	09/04/08	10,900,000
Texas Transportation Commission BB&T Municipal Securities Trust Certificates VRDN RB Floaters Series 2007-2058 (Branch Banking & Trust SPA) (VMIG1)(a)
14,475,000	1.550	07/03/08	14,475,000
Texas Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4241 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
13,800,000	1.550	07/03/08	13,800,000
Texas Water Development Board VRDN RB Floaters Series 2008-2300 (Morgan Stanley Municipal Products SPA) (A-1)(a)
2,000,000	1.550	07/03/08	2,000,000
Texas Water Development Board VRDN RB Floaters Series 2008-2301 (Morgan Stanley Municipal Products SPA) (AAA/A1+)(a)
2,645,000	1.550	07/03/08	2,645,000
Texas Water Development Board VRDN RB P-Floats-PT-2187 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
14,605,000	1.560	07/03/08	14,605,000
University of Texas CP Series 2007 (A-1/ P-1)
8,900,000	1.650	11/06/08	8,900,000
University of Texas CP Series 2008 (A-1/ P-1)
21,500,000	1.650	11/04/08	21,500,000
University of Texas Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2008-K1W Reg. D (Lehman Liquidity Co. SPA) (VMIG1)(a)
16,980,000	1.650	07/02/08	16,980,000
University of Texas Permanent University Fund RB Series 1997 (AAA/ Aaa)
6,000,000	5.250	07/01/09	6,000,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,995,000	1.550	07/03/08	3,995,000
University of Texas VRDN RB Financing System Series 2008 B (A-1+/ VMIG1)
8,720,000	1.300	07/03/08	8,720,000
2,525,000	1.450	07/03/08	2,525,000
4,600,000	1.450 (b)	07/03/08	4,600,000
University of Texas VRDN RB Floater Series 2003 PA-1194 (Merrill Lynch Capital Services SPA) (A-1)(a)
7,000,000	1.560	07/03/08	7,000,000
University of Texas VRDN RB MERLOTs Series 2008 D83 (Wachovia Bank N.A. SPA) (A-1+)(a)
3,800,000	1.610	07/02/08	3,800,000
University of Texas VRDN RB Putters Series 2008-2775 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,105,000	1.600	07/03/08	5,105,000
Waco Texas Educational Finance Corp. VRDN RB for Baylor University ROCS-RR-II R-9209 Series 2008 (Citigroup Financial Products) (A-1+)(a)
12,270,000	1.550	07/03/08	12,270,000
Waco Texas Educational Finance Corp. VRDN RB for Baylor University Series 2008 B (JPMorgan Chase & Co. SPA) (A-1+)
70,550,000	1.600	07/02/08	70,550,000
West Side Calhoun County Development VRDN RB for Sohio Chemical Co. Project Series 1985 (A-1+)
11,900,000	1.700	07/01/08	11,900,000

			$2,215,013,468

Utah—2.1%
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 A (A-1+)
$11,600,000	1.450%	07/03/08	$11,600,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B (A-1+)
3,700,000	1.450	07/03/08	3,700,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2005 A (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
9,970,000	1.700	07/01/08	9,970,000
Riverton Hospital Revenue VRDN RB Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1) (a)
49,500,000	1.600	07/03/08	49,500,000
Salt Lake City Sales Tax VRDN RB Refunding Series 2004 (State Street Bank & Trust Co. SPA) (VMIG1)
5,140,000	1.600	07/02/08	5,140,000
Salt Lake County GO Bonds Series 2007 (AAA/ Aaa)
4,725,000	4.000	06/15/09	4,820,781
Salt Lake County Sales Tax VRDN RB Floats PT-2901 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
2,640,000	1.560	07/03/08	2,640,000
Salt Lake County Sales Tax VRDN RB P-Floats-PT-2902 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
7,880,000	1.560	07/03/08	7,880,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Utah (continued)
University of Utah VRDN RB Auxiliary & Campus Facilities Series 1997 A (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
$1,000,000	1.600%	07/02/08	$1,000,000
Utah County Hospital VRDN RB for IHC Health Services Inc. Series 2002 B (Westdeutsche Landesbank AG SPA) (A-1+/ VMIG1)
14,500,000	1.600	07/03/08	14,500,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/ VMIG1)
19,700,000	1.500	07/03/08	19,700,000
Utah Transit Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PA-1528 Series 2008 (Merrill Lynch Capital Services SPA) (A-1)(a)
7,000,000	1.570	07/03/08	7,000,000
Utah Transit Authority Sales Tax VRDN RB Floaters Series 2008 DCL-021 (FSA) (Dexia Credit Local SPA) (VMIG1)(a)
7,015,000	1.600	07/03/08	7,015,000
Utah Transit Authority Sales Tax VRDN RB Floaters Series 2008-2598 (Morgan Stanley Municipal Products SPA) (A-1)(a)
4,420,000	1.550	07/03/08	4,420,000
Utah Transit Authority Sales Tax VRDN RB Floaters Series 2008-2599 (FSA) (Morgan Stanley Municipal SPA) (A-1)(a)
16,165,000	1.550	07/03/08	16,165,000
Utah Transit Authority Sales Tax VRDN RB Floaters Series 2008-2637 (FSA) (Morgan Stanley Municipal Products SPA) (A-1)(a)
28,540,000	1.650	07/03/08	28,540,000
Utah Transit Authority Sales Tax VRDN RB MERLOTs Series 2008 D104 (Wachovia Bank N.A. SPA) (A-1+)(a)
8,665,000	1.860	07/02/08	8,665,000
Utah Transit Authority Sales Tax VRDN RB ROCS-RR-II R-11427 Series 2008 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
10,690,000	1.580	07/03/08	10,690,000
Utah Transit Authority Sales Tax VRDN RB Sales Tax MERLOTs Series 2006 B 29 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
29,155,000	1.760	07/02/08	29,155,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000 B (Westdeutsche Landesbank AG SPA) (A-1+/ VMIG1)
16,300,000	1.700	07/01/08	16,300,000

			$258,400,781

Vermont—0.2%
Vermont Educational & Health Buildings Financing Agency VRDN RB Norwich University Project Series 2008 (RBS Citizens Bank LOC) (VMIG1)
$11,000,000	1.450%	07/02/08	$11,000,000
Vermont Education & Health Buildings Middlebury College Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2008 K31W Reg. D (Lehman Brothers Holdings, Inc. SPA) (A-1)(a)
11,250,000	1.800	07/02/08	11,250,000

			$22,250,000

Virginia—2.3%
Arlington County Public Improvement GO Bonds Series 2007 (AAA/ Aaa)
$2,000,000	5.000%	03/15/09	$2,045,145
Charlottesville IDA Educational Facilities VRDN RB University of Virginia Foundation Projects Series 2006 B (Wachovia Bank N.A. LOC) (VMIG1)(a)
6,500,000	1.480	07/03/08	6,500,000
Chesterfield County GO VRDN ROCS-RR-II R-11399 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
7,080,000	1.550	07/03/08	7,080,000
Fairfax County Economic Development Authority Lease VRDN RB ROCS-RR-II R-11502 (Citibank N.A. SPA) (A-1+)(a)
3,770,000	1.560	07/03/08	3,770,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2005 A-1 (Landesbank Baden-Wurttemberg SPA) (A-1/ VMIG1)
6,640,000	1.540	07/02/08	6,640,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2005 A-2 (A-1/ VMIG1)
1,060,000	1.540	07/02/08	1,060,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2005 C-1 (A-1/ VMIG1)(b)
15,885,000	1.540	07/02/08	15,885,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2008 C-2 (A-1+/ VMIG1)
45,000,000	1.600	04/20/09	45,000,000
Fairfax County IDA VRDN RB for Inova Health System Series 2008 C-1 (A-1+/ VMIG1)
10,000,000	1.600	04/20/09	10,000,000
Hampton Roads Sanitation District Wastewater VRDN RB Putters Series 2008-2673 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,000,000	1.600	07/03/08	5,000,000
Montgomery County IDA VRDN RB for Virginia Technical Foundation Series 2005 (Bank of America N.A. LOC) (VMIG1)
6,960,000	2.750	07/01/08	6,960,000
Norfolk Economic Development Authority Hospital Facilities VRDN RB Sentara Healthcare Series 2004 B (FSA) (A-1+/ VMIG1)
50,000,000	1.500	07/02/08	50,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Virginia (continued)
Norfolk Economic Development Authority Hospital Facilities VRDN RB Sentara Healthcare Series 2004 C (FSA) (A-1+/ VMIG1)
$33,600,000	1.520%	07/02/08	$33,600,000
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA) (A-1+)(a)
12,200,000	1.560	07/03/08	12,200,000
University of Virginia VRDN RB Floaters Series 2008-2745 (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
7,280,000	1.550	07/03/08	7,280,000
University of Virginia VRDN RB Floaters Series 2008-2746 (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
5,280,000	1.550	07/03/08	5,280,000
University of Virginia VRDN RB Floaters Series 2008-2748 (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
5,140,000	1.550	07/03/08	5,140,000
University of Virginia VRDN RB Floaters Series 2008-2753 (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
7,580,000	1.550	07/03/08	7,580,000
University of Virginia VRDN RB Floaters Series 2008-2761X (Morgan Stanley Municipal Products SPA) (A-1+)(a)
9,000,000	1.550	07/03/08	9,000,000
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College & Equipment Series 2004 A (AA+/ Aa1)
4,500,000	5.000	02/01/09	4,575,071
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College Series 2006 C (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
1,800,000	2.100	07/01/08	1,800,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (SunTrust Bank SPA) (VMIG1)
2,200,000	1.530	07/02/08	2,200,000
Virginia State Public Building Authority Public Facilities RB Refunding Series 2005 B (AA+/ Aa1)
4,415,000	5.000	08/01/08	4,420,642
Virginia State Public Building Authority Public Facilities RB Series 2007 A (AA+/ Aa1)
6,100,000	5.000	08/01/08	6,107,794
Virginia State Public School Authority RB Refunding School Financing 1997 Series 2003 D (AA+/ Aa1)
2,000,000	5.000	02/01/09	2,026,100
Virginia State Public School Authority VRDN RB P-Floats-PT Series 2005-3269 (Danske Bank AG SPA) (A-1)(a)
22,275,000	1.560	07/03/08	22,275,000
Virginia State Resources Authority VRDN RB Clean Water ROCS-RR-II-R-11010 (Citibank N.A. SPA) (VMIG1)(a)
2,760,000	1.550	07/03/08	2,760,000

			$286,184,752

Washington—4.6%
Central Puget Sound Regional Transportation Authority Sales & Use Tax VRDN RB MERLOTs Series 2007-D76 (Wachovia Bank N.A. SPA) (A-1+)(a)
$4,895,000	1.760%	07/02/08	$4,895,000
Central Puget Sound Regional Transportation Authority Sales & Use Tax VRDN RB Putters Series 2008-2482 (FSA) (PNC Bank N.A. SPA) (A-1+)(a)
3,295,000	1.630	07/03/08	3,295,000
Central Puget Sound Regional Transportation Authority Sales & Use Tax VRDN RB Putters Series 2008-2625Z (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,705,000	1.630	07/03/08	6,705,000
Energy Northwest Electric VRDN RB Floaters Series 2008-2589 (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
5,585,000	1.550	07/03/08	5,585,000
Energy Northwest Electric VRDN RB Floaters Series 2008-2612 (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
10,215,000	1.550	07/03/08	10,215,000
Energy Northwest Electric VRDN RB Putters Series 2007-2301 (JPMorgan Chase & Co. SPA) (VMIG1) (a)
7,995,000	1.600	07/03/08	7,995,000
Energy Northwest Electric VRDN RB Putters Series 2008-2965 (JPMorgan Chase & Co. SPA) (VMIG1) (a)
4,800,000	1.600	07/03/08	4,800,000
Energy Northwest Washington Electric Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4158 Series 2007 (Dexia Credit Local SPA) (F1+)(c)
14,965,000	1.900	07/03/08	14,965,000
Energy Northwest Washington Electric RB Unrefunded Columbia Series 2004 A (AA-/ Aaa)
9,455,000	5.250	07/01/08	9,455,000
Energy Northwest Washington Electric VRDN RB MERLOTs Series 2008-D200 (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,670,000	1.710	07/02/08	4,670,000
Energy Northwest Washington Electric VRDN RB Refunding Project No. 3 Series 2003 E (JPMorgan Chase & Co. LOC) (A-1+/ VMIG1)
55,600,000	1.520	07/02/08	55,600,000
Grant County Public Utility District No. 2 Electric VRDN RB ROCS-RR-II R-12160 Series 2007 (FSA) (Landesbank Hessen-Thueringen SPA) (A-1/ VMIG1)(a)
8,225,000	1.610	07/03/08	8,225,000
King County CP Series 2008 A (Bayerische Landesbank SPA) (A-1/ P-1)
17,000,000	1.400	07/07/08	17,000,000
King County Eclipse Funding Trust VRDN RB Series 2006-0077 (FSA) (U.S. Bank N.A. SPA) (A-1+) (a)
15,295,000	1.560	07/03/08	15,295,000
King County GO VRDN Putters Series 2008-2541 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,800,000	1.600	07/03/08	3,800,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
King County Public Hospital District No. 001 GO VRDN Floaters Series 2008-2776 (ASSURED GTY) (Morgan Stanley Municipal Products SPA) (A-1)(a)
$10,000,000	1.600%	07/03/08	$10,000,000
King County School District No. 401 Highline GO VRDN Putters Series 2007-2356 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
9,090,000	1.630	07/03/08	9,090,000
King County School District No. 405 Bellevue GO Bonds Series 2005 (AA+/ Aa1)
4,000,000	5.000	12/01/08	4,049,439
King County School District No. 412 Shoreline GO VRDN Floaters Series 2008-2440 (FSA) (Morgan Stanley Municipal Products SPA) (A-1)(a)
2,700,000	1.650	07/03/08	2,700,000
King County Sewer System VRDN RB Putters Series 2008-2924Z (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
10,515,000	1.630	07/03/08	10,515,000
King County Sewer System VRDN RB ROCS-RR-II R-10279 Series 2007 (FSA) (Citigroup Financial Products SPA) (A-1+/ VMIG1)(a)
12,580,000	1.600	07/03/08	12,580,000
King County Water & Sewer System VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/ VMIG1)
6,615,000	1.570	07/02/08	6,615,000
Port Tacoma GO VRDN Floaters Series 2008-2322 (FSA) (Morgan Stanley Municipal Products SPA) (A-1)(a)
6,992,500	1.650	07/03/08	6,992,500
Seattle Drain & Wastewater VRDN RB ROCS-RR-II R-11425 Series 2008 (FSA) (Citibank N.A. SPA) (A-1+)(a)
9,000,000	1.580	07/03/08	9,000,000
Seattle GO VRDN Floater Certificates Series 2000-348 (Morgan Stanley SPA) (VMIG1)(a)
2,700,000	1.600	07/03/08	2,700,000
Seattle Municipal Light & Power VRDN RB Refunding ROC-II-R-47 Series 2001 (FSA) (Citibank N.A. SPA) (VMIG1)(a)
10,000,000	1.600	07/03/08	10,000,000
Seattle Municipal Light & Power VRDN RB Refunding ROC-II-R-48 Series 2001 (FSA) (Citibank N.A. SPA) (VMIG1)(a)
5,995,000	1.600	07/03/08	5,995,000
Seattle Municipal Light & Power VRDN RB ROCS-RR-II R-8085 Series 2008 (FSA) (Citigroup Financial Products) (A-1+)(a)
14,900,000	1.600	07/03/08	14,900,000
Seattle Water System VRDN RB Series 2002 A (Bayerische Landesbank LOC) (A-1+/ VMIG1)
1,300,000	1.530	07/02/08	1,300,000
Washington State GO VRDN Floaters Series 2008-2751 (Morgan Stanley Municipal Products) (A-1)(a)
10,050,000	1.550	07/03/08	10,050,000
Washington State BB&T Municipal Trust GO VRDN Floaters Series 2008-4 (Branch Banking & Trust SPA) (VMIG1)(a)
3,855,000	1.550	07/03/08	3,855,000
Washington State GO Bonds Motor Vehicle Fuel Series 2004 B (AA+/ Aa1)
2,000,000	5.000	07/01/08	2,000,000
Washington State GO Bonds Series 1999-2000 A (AA+/ Aa1)
3,000,000	5.625	07/01/09	3,113,206
Washington State GO VRDN Floaters Series 2008-2538 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
7,845,000	1.550	07/03/08	7,845,000
Washington State GO VRDN Floaters Series 2008-2571 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
3,430,000	1.550	07/03/08	3,430,000
Washington State GO VRDN Floaters Series 2008-2602 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
6,000,000	1.550	07/03/08	6,000,000
Washington State GO VRDN Floaters Series 2008-2779 (FSA) (Morgan Stanley Munipal Products SPA) (A-1)(a)
2,680,000	1.650	07/03/08	2,680,000
Washington State GO VRDN MERLOTs Series 2004 B-22 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
8,700,000	1.760	07/02/08	8,700,000
Washington State GO VRDN MERLOTs Series 2008 C30 (Bank of New York SPA) (A-1+)(a)
3,000,000	1.860	07/02/08	3,000,000
Washington State GO VRDN P-Floats-PT-3863 Series 2007 (ASSURED GTY) (Merrill Lynch Capital Services SPA) (F1)(a)
7,590,000	1.550	07/03/08	7,590,000
Washington State GO VRDN Putters Series 2008-2465 (PNC Bank N.A. SPA) (A-1+)(a)
11,675,000	1.600	07/03/08	11,675,000
Washington State GO VRDN Putters Series 2008-2480 (PNC Bank N.A. SPA) (VMIG1)(a)
3,830,000	1.600	07/03/08	3,830,000
Washington State GO VRDN Putters Series 2008-2537 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,470,000	1.600	07/03/08	1,470,000
Washington State GO VRDN Putters Series 2008-2599 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,500,000	1.600	07/03/08	4,500,000
Washington State GO VRDN ROCS-RR-II R-11298 Series 2007 (Citibank Global Markets SPA) (A-1+)(a)
3,400,000	1.600	07/03/08	3,400,000
Washington State GO VRDN ROCS-RR-II R-11308 Series 2008 (Citibank N.A. SPA) (A-1)(a)
2,900,000	1.570	07/03/08	2,900,000
Washington State GO VRDN ROCS-RR-II R-11497 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
5,000,000	1.550	07/03/08	5,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Washington State GO VRDN ROCS-RR-II R-12002 Series 2007 (Citigroup, Inc. SPA) (A-1+/ VMIG1)(a)
$9,500,000	1.550%	07/03/08	$9,500,000
Washington State GO VRDN ROCS-RR-II R-12023 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
15,600,000	1.560	07/03/08	15,600,000
Washington State GO VRDN ROCS-RR-II R-12164 Series 2007 (FSA) (Bank of New York SPA) (A-1+/ VMIG1)(a)
9,450,000	1.610	07/03/08	9,450,000
Washington State GO VRDN ROCS-RR-II R-12215 Series 2007 (Bayerische Landesbank SPA) (A-1)(a)
17,025,000	1.580	07/03/08	17,025,000
Washington State GO VRDN ROCS-RR-II R-12220 Series 2007 (Bayerische Landesbank SPA) (A-1/ VMIG1) (a)
4,800,000	1.540	07/03/08	4,800,000
Washington State GO VRDN ROCS-RR-II R-12221 Series 2007 (Bayerische Landesbank SPA) (A-1/ VMIG1) (a)
6,075,000	1.540	07/03/08	6,075,000
Washington State GO VRDN ROCS-RR-II R-6097 Series 2008 (Citigroup Financial Products SPA) (A-1+) (a)
4,500,000	1.550	07/03/08	4,500,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2002 B (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
985,000	1.550	07/02/08	985,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2007 A-2 RMKT 05/14/08 (FSA) (VMIG1)
17,000,000	1.550	07/02/08	17,000,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2007 A1 RMKT 05/14/08 (FSA) (A-1+/ VMIG1)
17,900,000	1.550	07/02/08	17,900,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2008 A-4 (A-1+/ VMIG1)
15,235,000	1.550	07/02/08	15,235,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2008 A-5 (A-1+/ VMIG1)
35,735,000	1.700	07/02/08	35,735,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2008 A-6 (A-1+/ VMIG1)
14,790,000	1.550	07/02/08	14,790,000
Washington State Health Care Facilities Authority VRDN RB Multicare Health System Series 2008 A (ASSURED GTY) (Wells Fargo & Co. SPA) (A-1+/ VMIG1)
10,000,000	1.400	07/02/08	10,000,000
Washington State Health Care Facilities Authority VRDN RB Multicare Health Systems Series 2008 B (ASSURED GTY) (Wells Fargo Bank N.A. SPA) (A-1+/ VMIG1)
12,000,000	1.400	07/02/08	12,000,000

			$560,570,145

Wisconsin—0.9%
Milwaukee Metropolitan Sewage District GO VRDN P-Floats-PT 2678 Series 2005 (Dexia Credit Local SPA) (F1+)(c)
$16,440,000	1.900%	07/03/08	$16,440,000
State of Wisconsin CP Series 2006 A (California State Teachers Retirement SPA and State Street Bank & Trust Co.) (A-1+/ P1)
15,000,000	1.350	07/08/08	15,000,000
11,000,000	1.700	07/15/08	11,000,000
4,000,000	1.700	09/10/08	4,000,000
Wisconsin State Clean Water VRDN RB Floaters Series 2008-2444 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
3,867,500	1.550	07/03/08	3,867,500
Wisconsin State Clean Water VRDN RB Putters Series 2008-2531 (JPMorgan Chase & Co. SPA) (VMIG1) (a)
3,790,000	1.600	07/03/08	3,790,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Luther Hospital Series 2008 (Mayo Clinic) (A-1+)
13,800,000	1.680	04/15/09	13,800,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Gundersen Lutheran Series 2008 A (Wells Fargo Bank N.A. LOC) (A-1+/ VMIG1)
5,000,000	1.530	07/03/08	5,000,000
Wisconsin State Health Educational Facilities Sisters Hospital CP Series 2003 B (FSA) (A-1+/P1)
11,000,000	1.750	08/04/08	11,000,000
Wisconsin State Transportation Board VRDN RB Floater Series 2007-1864 (FSA) (Rabobank Nederland SPA) (F1+)(a)
7,563,500	1.590	07/03/08	7,563,500
Wisconsin State Transportation VRDN RB ROCS-RR-II-R-10095 Series 2007 (Citibank N.A. SPA) (A-1+) (a)
13,735,000	1.550	07/03/08	13,735,000

			$105,196,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Wyoming—0.2%
Lincoln County VRDN PCRB Exxon Project Series 1985 (A-1+/ P-1)
$20,500,000	2.220%	07/01/08	$20,500,000

Other Territories(a)—0.3%
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-002 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)
$550,000	1.650%	07/03/08	$550,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-003 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)
34,625,000	1.650	07/03/08	34,625,000

			$35,175,000

Total Investments—101.3%			$12,349,081,713

Liabilities in Excess of Other Assets—(1.3)%			(158,691,225)

Net Assets—100.0%			$12,190,390,488

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At June 30, 2008, these securities amounted to $5,218,434,500 or approximately 42.8% of net assets.
(b)	All or a portion represents a forward commitment.
(c)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At June 30, 2008, these securities amounted to $164,510,000 or approximately 1.3% of net assets.
Interest rates represent either the stated coupon rate, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.
Security Ratings are obtained from Standard & Poor’s/ Moody’s Investor Service/ Fitch. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:

AMT	—	Alternative Minimum Tax
ASSURE GTY	D	— Insured by Assured Guaranty Corp.
BB&T	—	Branch Banking & Trust
COPS	—	Certificates of Participation
CP	—	Commercial Paper
DOT	—	Department of Transportation
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
ISD	—	Independent School District
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MERLOTs	—	Municipal Exempt Receipts Liquidity Optional Tenders
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Treasury Instruments Fund
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—103.0%
United States Treasury Bills
$100,000,000	0.400%	07/03/08	$99,997,778
40,200,000	0.550	07/03/08	40,198,772
87,100,000	0.600	07/03/08	87,097,097
232,600,000	1.750	07/03/08	232,577,386
1,020,300,000	1.870	07/03/08	1,020,194,002
590,000,000	1.880	07/03/08	589,938,378
100,000,000	0.500	07/10/08	99,987,500
42,000,000	1.100	07/10/08	41,988,450
196,000,000	1.140	07/10/08	195,944,140
96,000,000	1.150	07/10/08	95,972,400
269,000,000	1.155	07/10/08	268,922,326
17,000,000	1.160	07/10/08	16,995,070
47,000,000	1.185	07/10/08	46,986,076
25,000,000	1.240	07/10/08	24,992,250
97,000,000	1.260	07/10/08	96,969,445
29,000,000	1.265	07/10/08	28,990,829
242,000,000	1.290	07/10/08	241,921,955
54,000,000	1.325	07/10/08	53,982,112
6,100,000	1.330	07/10/08	6,097,972
129,500,000	1.500	07/10/08	129,451,437
243,500,000	1.610	07/10/08	243,401,991
113,000,000	1.630	07/10/08	112,953,952
12,000,000	1.815	07/10/08	11,994,555
475,000,000	1.860	07/10/08	474,779,125
190,000,000	1.880	07/10/08	189,910,700
475,000,000	1.970	07/10/08	474,766,062
220,000,000	1.985	07/10/08	219,890,825
95,000,000	0.950	07/17/08	94,959,889
103,000,000	1.420	07/24/08	102,906,556
475,000,000	1.450	07/24/08	474,559,965
100,000,000	1.550	07/24/08	99,900,972
1,519,000,000	1.590	07/24/08	1,517,456,949
305,000,000	1.430	07/31/08	304,636,542
116,000,000	1.445	07/31/08	115,860,317
291,000,000	1.600	08/07/08	290,521,467
85,000,000	1.610	08/07/08	84,859,349
62,000,000	1.615	08/07/08	61,897,089
82,000,000	1.790	08/14/08	81,820,602
476,000,000	1.795	08/14/08	474,955,709
412,000,000	1.800	08/14/08	411,093,600
476,000,000	1.810	08/14/08	474,946,982
476,000,000	1.845	08/21/08	474,755,855
2,000,000	1.850	08/21/08	1,994,758
500,000,000	1.855	08/21/08	498,686,042
513,000,000	1.865	09/04/08	511,272,544
193,000,000	1.875	09/04/08	192,346,615
496,000,000	1.850	09/18/08	493,986,378
959,000,000	1.865	09/18/08	955,075,159
270,000,000	1.885	09/18/08	268,883,137
88,000,000	1.890	09/18/08	87,635,020
300,000,000	1.900	09/18/08	298,749,167
235,000,000	1.930	09/18/08	234,004,710
235,000,000	1.940	09/18/08	233,999,553
94,000,000	1.955	09/18/08	93,596,727
94,000,000	1.960	09/18/08	93,595,695
47,000,000	1.970	09/18/08	46,796,816
257,000,000	1.985	09/18/08	255,880,515
754,000,000	1.990	09/18/08	750,707,324
24,000,000	2.025	09/18/08	23,893,350
467,000,000	2.035	09/18/08	464,914,521
89,000,000	1.805	09/25/08	88,616,237
41,000,000	1.750	10/02/08	40,814,646
480,000,000	1.909 (a)	10/02/08	477,694,667
250,000,000	2.340	12/18/08	247,237,500

Total Investments—103.0%			$16,572,415,509

Liabilities in Excess of Other Assets—(3.0)%			(490,381,611)

Net Assets—100.0%			$16,082,033,898

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
Interest rates represent the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Treasury Obligations Fund
June 30, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Treasury Obligations—6.3%
United States Treasury Bills
$229,000,000	1.865	%(a)	09/18/08	$228,062,786
145,000,000	2.050		12/11/08	143,654,118
130,000,000	2.340		12/18/08	128,563,500
145,500,000	2.355		12/18/08	143,881,919
140,000,000	2.530		06/04/09	136,674,455
United States Treasury Note
95,000,000	5.000		07/31/08	95,041,409

Total U.S. Treasury Obligations				$875,878,187

Total Investments Before Repurchase Agreements				$875,878,187

Repurchase Agreements(b)—88.2%
Deutsche Bank Securities, Inc.
$930,000,000	2.020%		07/01/08	$930,000,000
Maturity Value: $931,304,583
Settlement Date: 06/06/08
Collateralized by U.S. Treasury Bill, 0.000%, due 09/25/08, U.S. Treasury Bonds, 9.250% to 12.500%, due 08/15/14 to 02/15/16 and U.S. Treasury Notes, 3.250% to 4.750%, due 08/15/08 to 01/31/12. The aggregate market value of the collateral, including accrued interest, was $948,600,001.
Joint Repurchase Agreement Account I
10,971,000,000	1.626		07/01/08	10,971,000,000
Maturity Value: $10,971,495,524
Lehman Brothers Holdings, Inc.
75,000,000	1.500		07/01/08	75,000,000
Maturity Value: $75,003,125
Collateralized by U.S. Treasury Bill, 0.000%, due 12/26/08. The market value of the collateral, including accrued interest, was $76,502,268.
UBS Securities LLC
142,200,000	1.750		07/01/08	142,200,000
Maturity Value: $142,206,913
Collateralized by U.S. Treasury STRIPS, 0.000% to 11.750%, due 11/15/08 to 05/15/14. The aggregate market value of the collateral, including accrued interest, was $145,044,109.

Total Repurchase Agreements				$12,118,200,000

Total Investments—94.5%				$12,994,078,187

Other Assets in Excess of Liabilities—5.5%				751,157,631

Net Assets—100.0%				$13,745,235,818

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
(b)	Unless noted, all repurchase agreements were entered into on June 30, 2008. Additional information on Joint Repurchase Agreement Account I appears on page 58.
Interest rates represent the annualized yield on date of purchase for discounted securities.

Investment Abbreviation:

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Funds
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
Joint Repurchase Agreement Account I— At June 30, 2008, the Treasury Obligations Fund had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $10,971,000,000 in principal amount.

Repurchase Agreements	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$1,500,000,000	1.65%	07/01/08	$1,500,068,750

Banc of America Securities LLC	1,518,700,000	1.65	07/01/08	1,518,769,607

Barclays Capital, Inc.	75,000,000	1.80	07/01/08	75,003,750

Deutsche Bank Securities, Inc.	1,225,000,000	1.75	07/01/08	1,225,059,549

Deutsche Bank Securities, Inc.	200,000,000	1.74	07/01/08	200,009,667

Greenwich Capital Markets	500,000,000	1.85	07/01/08	500,025,694

JPMorgan Securities	2,500,000,000	1.75	07/01/08	2,500,121,528

Merrill Lynch & Co., Inc.	4,000,000,000	1.45	07/01/08	4,000,161,111

Morgan Stanley & Co.	250,000,000	1.70	07/01/08	250,011,805

TOTAL				$11,769,231,461

At June 30, 2008, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Inflation Protected Securities, 0.875% to 3.875%, due 01/15/09 to 01/15/18, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/09 to 02/15/38, U.S. Treasury Notes, 2.000% to 11.750%, due 08/15/08 to 05/15/18 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 07/31/08 to 05/15/30. The aggregate market value of the collateral, including accrued interest, was $12,004,082,686.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION (continued)
Joint Repurchase Agreement Account II— At June 30, 2008, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Government	$5,500,000,000

Money Market	4,100,000,000

Prime Obligations	13,370,000,000

Repurchase Agreements	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$2,000,000,000	2.75%	07/01/08	$2,000,152,778

Banc of America Securities LLC	3,945,000,000	2.65	07/01/08	3,945,290,396

Banc of America Securities LLC	500,000,000	2.25	07/01/08	500,031,250

Barclays Capital, Inc.	2,100,000,000	2.70	07/01/08	2,100,157,500

Credit Suisse Securities (USA) LLC	180,000,000	2.55	07/01/08	180,012,750

Deutsche Bank Securities, Inc.	3,500,000,000	2.70	07/01/08	3,500,262,500

Greenwich Capital Markets	375,000,000	2.75	07/01/08	375,028,646

JPMorgan Securities	2,500,000,000	2.70	07/01/08	2,500,187,500

Lehman Brothers Holdings, Inc.	4,423,900,000	2.65	07/01/08	4,424,225,648

Merrill Lynch & Co., Inc.	1,000,000,000	2.50	07/01/08	1,000,069,444

Morgan Stanley & Co.	500,000,000	2.50	07/01/08	500,034,722

UBS Securities LLC	4,000,000,000	2.70	07/01/08	4,000,300,000

TOTAL				$25,025,753,134

At June 30, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.270% to 3.500%, due 04/14/09 to 02/05/10; Federal Home Loan Mortgage Corp., 4.000% to 16.250%, due 11/01/08 to 04/01/38; Federal National Mortgage Association, 3.150% to 16.000%, due 07/01/08 to 07/01/48 and Government National Mortgage Association, 6.000%, due 01/15/38. The aggregate market value of the collateral, including accrued interest, was $25,578,123,127.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Statements of Assets and Liabilities
June 30, 2008 (Unaudited)

	Federal	Government
	Fund	Fund

Assets:
Investments in securities, at value based on amortized cost— unaffiliated issuers	$18,642,380,919	$16,959,193,221
Repurchase agreements, at value based on amortized cost— unaffiliated issuers	—	6,100,000,000
Repurchase agreements, at value based on amortized cost— affiliated issuers	—	19,500,000
Cash	28,360	71,816
Receivables:
Interest	49,915,316	71,812,056
Investment securities sold	—	—
Fund shares sold	—	—
Other assets	101,667	96,747

Total assets	18,692,426,262	23,150,673,840

Liabilities:
Due to Custodian	—	—
Payables:
Investment securities purchased	132,000,000	—
Fund shares redeemed	10,003,032	37,907,056
Dividend distribution	5,819,256	19,805,416
Amounts owed to affiliates	3,082,270	3,249,154
Accrued expenses and other liabilities	1,013,131	1,212,320

Total liabilities	151,917,689	62,173,946

Net Assets:
Paid-in capital	18,538,563,373	23,088,532,516
Undistributed (distributions in excess of) net investment income	(1,108,216)	839,380
Accumulated net realized gain (loss) from investment transactions	3,053,416	(872,002)

Net assets	$18,540,508,573	$23,088,499,894

Net asset value, offering and redemption price per share	$1.00	$1.00

Net Assets:
FST Shares	$16,158,551,573	$17,375,480,572
FST Select Shares	46,454,436	1,819,382,917
FST Preferred Shares	353,186,357	758,976,441
FST Capital Shares	12,686,761	487,062,932
FST Administration Shares	989,666,845	2,159,365,648
FST Service Shares	979,962,601	488,231,384

Total Net Assets	$18,540,508,573	$23,088,499,894

Shares outstanding, $0.001 par value (unlimited number of shares authorized):
FST Shares	16,156,856,303	17,375,500,976
FST Select Shares	46,449,558	1,819,385,052
FST Preferred Shares	353,149,317	758,977,332
FST Capital Shares	12,685,431	487,063,549
FST Administration Shares	989,562,993	2,159,368,185
FST Service Shares	979,859,771	488,231,958

The accompanying notes are an integral part of these financial statements.

Money	Prime	Tax-Free	Treasury	Treasury
Market	Obligations	Money Market	Instruments	Obligations
Fund	Fund	Fund	Fund	Fund

$20,483,485,550	$42,047,776,665	$12,349,081,713	$16,572,415,509	$875,878,187
4,377,900,000	13,673,800,000	—	—	12,118,200,000
275,000,000	430,500,000	—	—	—
—	—	57,570,939	138,401	12,856

45,818,935	71,604,401	55,379,057	—	3,795,469
—	—	119,520	—	759,437,995
13,597,635	8,651,643	1,807,402	2,098	—
154,136	343,394	59,553	109,615	63,391

25,195,956,256	56,232,676,103	12,464,018,184	16,572,665,623	13,757,387,898

1,672,097	2,209,879	260,000	—	—

—	—	266,411,224	477,694,667	—
5,893,866	2,231,964	531,843	3,728,231	—
21,979,774	73,168,295	4,593,902	5,482,731	8,647,198
3,637,216	8,286,817	1,736,030	2,551,077	2,092,365
1,088,323	2,706,467	94,697	1,175,019	1,412,517

34,271,276	88,603,422	273,627,696	490,631,725	12,152,080

25,161,636,264	56,143,210,674	12,188,175,835	16,083,677,333	13,747,292,748
156,349	892,279	—	1,097,704	640,227
(107,633)	(30,272)	2,214,653	(2,741,139)	(2,697,157)

$25,161,684,980	$56,144,072,681	$12,190,390,488	$16,082,033,898	$13,745,235,818

$1.00	$1.00	$1.00	$1.00	$1.00

$23,331,706,323	$46,803,279,048	$10,511,499,062	$11,989,419,422	$9,297,986,122
94,518,844	359,545,187	50,681,597	21,432,116	5,001,512
135,406,716	1,439,133,141	232,962,094	452,449,209	231,112,119
23,465,555	930,420,493	195,630,372	57,004,038	239,530,716
844,580,435	4,735,325,268	900,971,159	3,146,441,070	2,517,512,488
732,007,107	1,876,369,544	298,646,204	415,288,043	1,454,092,861

$25,161,684,980	$56,144,072,681	$12,190,390,488	$16,082,033,898	$13,745,235,818

23,331,654,080	46,802,555,273	10,509,547,863	11,990,644,590	9,299,377,426
94,518,628	359,539,632	50,672,239	21,434,304	5,002,300
135,406,407	1,439,110,898	232,918,033	452,495,434	231,146,658
23,465,501	930,406,101	195,594,096	57,009,863	239,566,521
844,577,508	4,735,252,008	900,801,964	3,146,762,658	2,517,889,056
732,005,435	1,876,340,526	298,590,686	415,330,484	1,454,310,787

Goldman Sachs Trust—Financial Square Funds

Statements of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

	Federal	Government
	Fund	Fund

Investment income:
Interest income—from unaffiliated issuers	$313,456,438	$310,869,445
Interest income—from affiliated issuers	—	729,461

Total investment income	313,456,438	311,598,906

Expenses:
Fund-Level Expenses:
Management fees	20,883,666	20,546,883
Transfer Agent fees	1,529,320	1,505,492
Custody and accounting fees	505,730	506,870
Registration fees	267,314	196,291
Printing fees	43,626	44,811
Professional fees	35,697	32,949
Trustee fees	7,436	7,436
Other	120,262	138,908

Subtotal	23,393,051	22,979,640
Class Specific Expenses:
FST Service Share fees	2,401,268	1,074,025
FST Administration Share fees	1,032,882	2,611,493
FST Preferred Share fees	185,803	336,339
FST Capital Share fees	12,446	568,005
FST Select Share fees	7,605	108,193

Total expenses	27,033,055	27,677,695
Less— expense reductions	(3,055,611)	(4,990,781)

Net expenses	23,977,444	22,686,914

Net investment income	$289,478,994	$288,911,992

Net realized and unrealized gain (loss) from investment transactions	3,053,416	108,128

Net increase in net assets resulting from operations	$292,532,410	$289,020,120

The accompanying notes are an integral part of these financial statements.

Money	Prime	Tax-Free	Treasury	Treasury
Market	Obligations	Money Market	Instruments	Obligations
Fund	Fund	Fund	Fund	Fund

$423,993,730	$918,706,332	$128,615,064	$146,498,142	$188,041,751
3,561,746	4,979,531	—	—	17,014

427,555,476	923,685,863	128,615,064	146,498,142	188,058,765

25,889,742	57,812,686	11,585,671	16,414,800	16,178,710
1,897,087	4,236,156	848,711	1,201,944	1,184,926
606,573	1,321,530	467,461	420,800	420,968
83,253	336,995	136,672	265,804	113,169
56,571	92,122	23,927	34,853	31,118
32,733	33,234	43,515	33,767	34,660
7,436	7,436	7,436	7,436	7,436
545,337	346,844	99,143	133,993	99,303

29,118,732	64,187,003	13,212,536	18,513,397	18,070,290
1,853,536	4,593,926	782,260	1,693,011	3,943,958
1,098,038	6,373,513	1,006,859	3,085,333	3,426,203
79,209	787,522	84,687	193,627	118,712
29,526	688,279	225,053	17,867	203,474
16,688	52,216	7,978	4,016	101

32,195,729	76,682,459	15,319,373	23,507,251	25,762,738
(6,287,184)	(14,066,061)	(3,767,439)	(2,415,075)	(2,355,138)

25,908,545	62,616,398	11,551,934	21,092,176	23,407,600

$401,646,931	$861,069,465	$117,063,130	$125,405,966	$164,651,165

74,690	1,123,522	1,438,486	11,853,242	(2,697,157)

$401,721,621	$862,192,987	$118,501,616	$137,259,208	$161,954,008

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

	Federal Fund

	For the
	Six Months
	Ended	For the
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

From operations:
Net investment income	$289,478,994	$551,410,750
Net realized gain (loss) from investment transactions	3,053,416	935,224

Net increase in net assets resulting from operations	292,532,410	552,345,974

Distributions to shareholders:
From net investment income:
FST Shares	(262,689,747)	(481,656,463)
FST Select Shares	(716,560)	(62)
FST Preferred Shares	(5,288,354)	(7,967,752)
FST Capital Shares	(213,245)	(273,503)
FST Administration Shares	(10,308,416)	(30,990,154)
FST Service Shares	(11,709,074)	(31,124,208)

Total distributions to shareholders	(290,925,396)	(552,012,142)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	53,616,885,719	49,213,027,669
Reinvestment of dividends and distributions	243,043,190	464,762,629
Cost of shares redeemed	(52,251,555,488)	(42,983,182,698)

Net increase in net assets resulting from share transactions	1,608,373,421	6,694,607,600

Net increase	1,609,980,435	6,694,941,432

Net assets:
Beginning of period	16,930,528,138	10,235,586,706

End of period	$18,540,508,573	$16,930,528,138

Undistributed (distributions in excess of) net investment income	$(1,108,216)	$338,186

The accompanying notes are an integral part of these financial statements.

Government Fund		Money Market Fund		Prime Obligations Fund

For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the	Ended	For the	Ended	For the
June 30, 2008	Year Ended	June 30, 2008	Year Ended	June 30, 2008	Year Ended
(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007

$288,911,992	$413,135,535	$401,646,931	$940,918,203	$861,069,465	$1,838,606,996
108,128	(4,479)	74,690	(6,860)	1,123,522	47,553

289,020,120	413,131,056	401,721,621	940,911,343	862,192,987	1,838,654,549

(225,400,346)	(278,099,004)	(373,531,676)	(867,258,529)	(720,235,942)	(1,387,265,745)
(9,885,244)	(9,838,170)	(1,742,100)	(6,439,110)	(5,418,367)	(19,267,251)
(9,627,908)	(20,161,843)	(2,507,756)	(5,181,853)	(23,795,300)	(62,212,662)
(10,251,158)	(19,379,310)	(640,312)	(894,696)	(13,637,033)	(34,581,112)
(28,573,600)	(66,682,891)	(13,212,718)	(33,259,292)	(74,028,100)	(252,920,511)
(5,309,022)	(18,969,838)	(10,029,616)	(27,877,864)	(24,210,004)	(82,407,266)

(289,047,278)	(413,131,056)	(401,664,178)	(940,911,344)	(861,324,746)	(1,838,654,547)

77,431,173,461	65,777,621,848	91,271,098,878	118,791,667,426	197,205,396,082	299,125,985,950
136,898,938	191,892,915	222,238,852	572,169,760	286,489,545	642,325,029
(68,177,263,534)	(57,535,124,292)	(90,453,623,098)	(110,395,351,888)	(187,744,384,970)	(280,452,495,953)

9,390,808,865	8,434,390,471	1,039,714,632	8,968,485,298	9,747,500,657	19,315,815,026

9,390,781,707	8,434,390,471	1,039,772,075	8,968,485,297	9,748,368,898	19,315,815,028

13,697,718,187	5,263,327,716	24,121,912,905	15,153,427,608	46,395,703,783	27,079,888,755

$23,088,499,894	$13,697,718,187	$25,161,684,980	$24,121,912,905	$56,144,072,681	$46,395,703,783

$839,380	$974,666	$156,349	$173,596	$892,279	$1,147,560

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

	Tax-Free Money Market Fund

	For the
	Six Months
	Ended	For the
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

From operations:
Net investment income	$117,063,130	$315,655,533
Net realized gain (loss) from investment transactions	1,438,486	1,718,355

Net increase in net assets resulting from operations	118,501,616	317,373,888

Distributions to shareholders:
From net investment income:
FST Shares	(101,572,255)	(275,586,540)
FST Select Shares	(559,623)	(2,077,489)
FST Preferred Shares	(1,723,268)	(5,341,212)
FST Capital Shares	(3,051,648)	(6,671,994)
FST Administration Shares	(7,580,151)	(18,671,308)
FST Service Shares	(2,576,185)	(7,306,990)
From net realized gains:
FST Shares	—	(801,636)
FST Select Shares	—	(5,806)
FST Preferred Shares	—	(20,915)
FST Capital Shares	—	(26,396)
FST Administration Shares	—	(60,924)
FST Service Shares	—	(26,511)

Total distributions to shareholders	(117,063,130)	(316,597,721)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	28,570,849,345	60,132,779,450
Reinvestment of dividends and distributions	76,948,031	201,833,954
Cost of shares redeemed	(27,228,127,618)	(57,156,471,612)

Net increase (decrease) in net assets resulting from share transactions	1,419,669,758	3,178,141,792

Net increase (decrease)	1,421,108,244	3,178,917,959

Net assets:
Beginning of period	10,769,282,244	7,590,364,285

End of period	$12,190,390,488	$10,769,282,244

Undistributed net investment income	$—	$—

The accompanying notes are an integral part of these financial statements.

Treasury Instruments Fund		Treasury Obligations Fund

For the		For the
Six Months		Six Months
Ended	For the	Ended	For the
June 30, 2008	Year Ended	June 30, 2008	Year Ended
(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007

$125,405,966	$211,627,056	$164,651,165	$444,557,906
11,853,242	7,095,850	(2,697,157)	2,159,783

137,259,208	218,722,906	161,954,008	446,717,689

(101,709,511)	(152,781,216)	(119,724,329)	(239,326,819)
(234,515)	(1,468,710)	(6,617)	(45,904)
(2,875,753)	(6,563,168)	(2,613,102)	(7,636,468)
(181,181)	(572,309)	(2,855,213)	(8,737,053)
(16,528,460)	(39,893,023)	(26,443,856)	(123,424,082)
(3,876,546)	(10,348,630)	(13,976,078)	(65,939,106)

(11,288,224)	(4,479,746)	—	—
(20,719)	(32,470)	—	—
(344,443)	(187,218)	—	—
(16,458)	(9,879)	—	—
(2,291,384)	(1,017,035)	—	—
(633,153)	(333,819)	—	—

(140,000,347)	(217,687,223)	(165,619,195)	(445,109,432)

52,242,867,361	45,309,918,175	52,720,629,376	64,096,925,371
91,946,679	90,592,459	106,350,092	225,758,735
(48,012,784,549)	(36,847,590,116)	(56,320,911,309)	(53,979,112,783)

4,322,029,491	8,552,920,518	(3,493,931,841)	10,343,571,323

4,319,288,352	8,553,956,201	(3,497,597,028)	10,345,179,580

11,762,745,546	3,208,789,345	17,242,832,846	6,897,653,266

$16,082,033,898	$11,762,745,546	$13,745,235,818	$17,242,832,846

$1,097,704	$1,097,704	$640,227	$1,608,257

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs— Financial Square Funds (collectively, the “Funds,” or individually, a “Fund”). Financial Square consists of seven diversified Funds: Federal, Government, Money Market, Prime Obligations, Tax-Free Money Market, Treasury Instruments and Treasury Obligations Funds. The Funds offer six classes of shares— FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares and FST Service Shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Free Money Market Fund seeks to provide shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from Federal income tax by investing primarily in municipal instruments. Goldman Sachs Asset Management, L.P., (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as Investment Adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Funds.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation—
Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
B. Security Transactions and Interest Income—
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and accumulated realized gains or losses are allocated daily to each class of shares of the respective Funds based upon the relative proportion of settled shares of each class.
C. Federal Taxes and Distributions to Shareholders—
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no Federal tax provisions are required. Income distributions to shareholders are

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
declared and recorded daily and paid monthly by the Funds. Long-term capital gain distributions, if any, are declared and paid annually.
   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. Federal income tax rules, which may differ from GAAP.
   As of December 31, 2007, the following Funds had a capital loss carryforward for U.S. Federal tax purposes of:

		Money	Prime
	Government	Market	Obligations

Capital loss carryforward(1)
Expiring 2008	$3,440	$—	$—
Expiring 2009	557	—	—
Expiring 2010	1,243	11,758	—
Expiring 2012	—	13	—
Expiring 2013	471,266	24,827	710,876
Expiring 2014	499,145	138,865	442,918
Expiring 2015	4,479	6,860	—

Capital loss carryforward	$980,130	$182,323	$1,153,794

(1)	Expiration occurs on December 31 of the year indicated.
   The above amounts are available to be carried forward to offset any future capital gains to the extent allowed by the Code.
   The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. Federal income tax purposes.
   The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. GSAM has reviewed the tax positions for open tax years (tax years ended December 31, 2004-2007) and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.
D. Expenses—
Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense. Select, Preferred, Capital, Administration and Service Shares bear all expenses and fees relating to their respective service plans.
E. Forward Commitment Transactions—
The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.
F. Repurchase Agreements—
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
   Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
3. AGREEMENTS
A. Management Agreement—
Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
   As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”), computed daily and payable monthly, at an annual percentage rate equal to 0.205% of each Fund’s average daily net assets.
   For the six months ended June 30, 2008, GSAM has voluntarily agreed to waive a portion of its Management fee equal to 0.05% of the average daily net assets of Government, Money Market, Prime Obligations and Tax-Free Money Market Funds and 0.03% of the average daily net assets of the Federal, Treasury Instruments, and Treasury Obligations Funds.
B. Distribution Agreement—
Goldman Sachs serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and receives no separate fee.
C. Transfer Agency Agreement—
Goldman Sachs also serves as the Transfer Agent of the Funds for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly equal to an annual rate of 0.015% of the average daily net assets of each Fund.
D. Other Agreements—
GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Transfer Agent fees and expenses, Select service fees, Preferred administration fees, Capital administration fees, Administration fees, Service fees, taxes, interest, brokerage fees and litigation, indemnification, share-

3.	AGREEMENTS (continued)
holder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the six months ended June 30, 2008, GSAM made no reimbursements to the Funds.
   For the six months ended June 30, 2008, GSAM has voluntarily agreed to waive certain Management fees. In addition, the Funds have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. These expense reductions were as follows (in thousands):

		Custody
	Management	Fee
Fund	Fees Waived	Reductions	Total

Federal	$3,042	$14	$3,056

Government	4,990	1	4,991

Money Market	6,286	1	6,287

Prime Obligations	14,039	27	14,066

Tax-Free Money Market	2,815	952	3,767

Treasury Instruments	2,392	23	2,415

Treasury Obligations	2,354	1	2,355

   At June 30, 2008, the amounts owed to GSAM and its affiliates were as follows (in thousands):

			Affiliated
		Transfer	Dealers
	Management	Agent	Service
Fund	Fees	Fees	Fees	Total

Federal	$2,838	$243	$1	$3,082

Government	2,955	287	7	3,249

Money Market	3,301	321	15	3,637

Prime Obligations	7,553	731	3	8,287

Tax-Free Money Market	1,583	153	—	1,736

Treasury Instruments	2,339	201	11	2,551

Treasury Obligations	1,923	165	4	2,092

4. PORTFOLIO SECURITIES TRANSACTIONS
Fair Value Hierarchy— In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) which provides guidance in using fair value to measure investment assets and liabilities. The Funds adopted FAS 157 as of the beginning of January 2008. FAS 157 establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2— Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable either directly or indirectly;

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

4.	PORTFOLIO SECURITIES TRANSACTIONS (continued)
Level 3— Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
   As required by FAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

	Investments in Securities Long-Assets

			Money	Prime
Level	Federal	Government	Market	Obligations

Level 1	$—	$—	$—	$—

Level 2(a)	18,642,380,919	23,078,693,221	25,136,385,550	56,152,076,665

Level 3	—	—	—	—

Total	$18,642,380,919	$23,078,693,221	$25,136,385,550	$56,152,076,665

	Investments in Securities Long-Assets

	Tax-Free	Treasury	Treasury
Level	Money Market	Instruments	Obligations

Level 1	$—	$16,572,415,509	$875,878,187

Level 2(a)	12,349,081,713	—	12,118,200,000

Level 3	—	—	—

Total	$12,349,081,713	$16,572,415,509	$12,994,078,187

(a) The Funds utilize amortized cost which approximates fair value to value money market investments. This results in a Level 2 classification as amortized cost is considered a model-based price.
5. SELECT, PREFERRED, CAPITAL, ADMINISTRATION AND SERVICE PLANS
The Trust, on behalf of each Fund, has adopted Service Plans. These plans allow for FST Select, Preferred, Capital, Administration and Service Shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for FST Select, Preferred, Capital, Administration and Service Shares provide for compensation to the service organizations in an amount up to 0.03%, 0.10%, 0.15%, 0.25% and 0.50% (on an annual basis), respectively, of the average daily net assets of the respective shares.
6. LINE OF CREDIT FACILITY
The Funds participate in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or affiliates. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2008, the Funds did not have any borrowings under the facility.
7. PORTFOLIO CONCENTRATIONS
As a result of the Tax-Free Money Market Fund’s ability to invest a large percentage of its assets in obligations of issuers within certain states, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

8. OTHER MATTERS
A. Exemptive Orders—
Pursuant to SEC exemptive orders, the Goldman Sachs money market funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.
B. Indemnifications—
Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds believe the risk of loss under these arrangements to be minimal.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)
Share activity is as follows:

	Federal Fund

	For the
	Six Months Ended	For the
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

FST Shares
Shares sold	44,457,248,877	38,311,759,493
Reinvestment of dividends and distributions	226,451,642	422,405,991
Shares redeemed	(43,601,253,873)	(32,225,508,253)

	1,082,446,646	6,508,657,231

FST Select Shares
Shares sold	275,845,982	—
Reinvestment of dividends and distributions	2,279	62
Shares redeemed	(229,400,000)	—

	46,448,261	62

FST Preferred Shares
Shares sold	1,253,213,996	526,074,125
Reinvestment of dividends and distributions	4,424,297	7,486,381
Shares redeemed	(1,219,738,913)	(350,840,621)

	37,899,380	182,719,885

FST Capital Shares
Shares sold	38,275,078	11,638,757
Reinvestment of dividends and distributions	131,871	273,458
Shares redeemed	(33,662,698)	(7,584,151)

	4,744,251	4,328,064

FST Administration Shares
Shares sold	2,876,458,593	3,102,910,716
Reinvestment of dividends and distributions	5,109,956	17,357,437
Shares redeemed	(2,478,398,685)	(3,288,741,678)

	403,169,864	(168,473,525)

FST Service Shares
Shares sold	4,715,843,193	7,260,644,578
Reinvestment of dividends and distributions	6,923,145	17,239,300
Shares redeemed	(4,689,101,319)	(7,110,507,995)

	33,665,019	167,375,883

Net increase in shares	1,608,373,421	6,694,607,600

Government Fund		Money Market Fund		Prime Obligations Fund

For the		For the		For the
Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
June 30, 2008	Year Ended	June 30, 2008	Year Ended	June 30, 2008	Year Ended
(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007

61,226,525,947	42,691,754,110	86,052,331,965	110,136,476,999	167,029,680,871	230,076,934,069
112,743,379	133,173,404	203,362,521	521,420,824	237,788,319	487,002,828
(53,907,788,770)	(35,998,585,770)	(84,924,164,102)	(102,569,525,823)	(156,689,066,846)	(212,478,271,348)

7,431,480,556	6,826,341,744	1,331,530,384	8,088,372,000	10,578,402,344	18,085,665,549

2,824,371,442	1,011,668,311	194,951,789	1,005,473,685	1,377,729,211	3,037,658,794
9,448,185	9,717,853	1,740,502	6,165,076	5,377,201	18,187,032
(1,452,698,107)	(665,623,037)	(185,005,460)	(956,873,320)	(1,290,716,640)	(3,079,375,424)

1,381,121,520	355,763,127	11,686,831	54,765,441	92,389,772	(23,529,598)

1,809,113,630	2,692,898,154	302,316,680	651,489,952	7,681,554,019	13,431,487,063
4,303,426	12,401,743	2,435,241	5,134,883	16,219,697	45,184,913
(1,721,219,028)	(2,422,917,216)	(330,980,491)	(592,627,543)	(7,413,323,178)	(14,094,256,022)

92,198,028	282,382,681	(26,228,570)	63,997,292	284,450,538	(617,584,046)

4,985,405,732	7,967,460,651	116,632,280	199,196,750	5,076,545,063	8,030,059,529
3,237,224	15,924,172	620,097	882,308	4,597,919	17,398,360
(4,856,265,901)	(7,781,952,779)	(147,808,622)	(159,063,525)	(4,938,041,551)	(7,848,462,824)

132,377,055	201,432,044	(30,556,245)	41,015,533	143,101,431	198,995,065

5,163,282,349	8,354,041,709	3,445,493,166	5,240,871,994	9,911,062,110	30,217,784,703
5,002,530	13,380,647	8,538,148	22,209,410	10,578,635	41,049,887
(4,895,750,760)	(7,631,542,888)	(3,784,559,039)	(4,704,486,380)	(11,051,818,576)	(29,003,735,484)

272,534,119	735,879,468	(330,527,725)	558,595,024	(1,130,177,831)	1,255,099,106

1,422,474,361	3,059,798,913	1,159,372,998	1,558,158,046	6,128,824,808	14,332,061,792
2,164,194	7,295,096	5,542,343	16,357,259	11,927,774	33,502,009
(1,343,540,968)	(3,034,502,602)	(1,081,105,384)	(1,412,775,297)	(6,361,418,179)	(13,948,394,851)

81,097,587	32,591,407	83,809,957	161,740,008	(220,665,597)	417,168,950

9,390,808,865	8,434,390,471	1,039,714,632	8,968,485,298	9,747,500,657	19,315,815,026

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)
Share activity is as follows:

	Tax-Free Money Market Fund

	For the
	Six Months Ended	For the
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

FST Shares
Shares sold	25,431,317,628	54,750,598,715
Reinvestment of dividends and distributions	73,962,919	193,059,422
Shares redeemed	(24,064,594,071)	(52,118,365,138)

	1,440,686,476	2,825,292,999

FST Select Shares
Shares sold	124,414,623	238,061,100
Reinvestment of dividends and distributions	458,475	1,197,575
Shares redeemed	(145,590,056)	(269,114,411)

	(20,716,958)	(29,855,736)

FST Preferred Shares
Shares sold	545,929,253	820,169,945
Reinvestment of dividends and distributions	547,040	1,577,802
Shares redeemed	(534,079,828)	(927,845,201)

	12,396,465	(106,097,454)

FST Capital Shares
Shares sold	759,954,530	784,200,042
Reinvestment of dividends and distributions	197,503	1,272,285
Shares redeemed	(882,275,057)	(890,967,626)

	(122,123,024)	(105,495,299)

FST Administration Shares
Shares sold	1,142,701,610	2,383,334,314
Reinvestment of dividends and distributions	1,149,229	2,799,028
Shares redeemed	(1,000,789,012)	(1,951,596,165)

	143,061,827	434,537,177

FST Service Shares
Shares sold	566,531,701	1,156,415,334
Reinvestment of dividends and distributions	632,865	1,927,842
Shares redeemed	(600,799,594)	(998,583,071)

	(33,635,028)	159,760,105

Net increase (decrease) in shares	1,419,669,758	3,178,141,792

Treasury Instruments Fund		Treasury Obligations Fund

For the		For the
Six Months Ended	For the	Six Months Ended	For the
June 30, 2008	Year Ended	June 30,2008	Year Ended
(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007

37,063,126,100	36,477,370,131	41,772,046,907	40,069,208,287
78,271,222	74,035,868	91,065,370	152,620,255
(34,432,372,585)	(29,177,747,663)	(44,215,337,976)	(30,426,054,050)

2,709,024,737	7,373,658,336	(2,352,225,699)	9,795,774,492

400,000	91,005,402	69,801,709	277,400,000
255,212	1,477,265	5,154	32,876
(8,766,271)	(96,536,637)	(64,830,101)	(277,411,269)

(8,111,059)	(4,053,970)	4,976,762	21,607

1,622,360,525	268,398,073	97,493,457	1,124,767,546
1,806,260	268,804	1,214,919	1,391,566
(1,391,015,954)	(210,823,526)	(514,292,776)	(1,255,508,168)

233,150,831	57,843,351	(415,584,400)	(129,349,056)

118,613,092	195,371,491	121,849,511	479,544,205
193,896	524,970	1,538,251	4,345,697
(82,734,269)	(192,904,660)	(202,456,940)	(256,151,622)

36,072,719	2,991,801	(79,069,178)	227,738,280

11,346,660,124	6,048,579,064	7,445,931,252	13,815,964,993
7,834,738	8,432,133	2,813,805	11,568,247
(9,759,742,631)	(5,374,370,717)	(7,718,134,007)	(13,393,638,880)

1,594,752,231	682,640,480	(269,388,950)	433,894,360

2,091,707,520	2,229,194,014	3,213,506,540	8,330,040,340
3,585,351	5,853,419	9,712,592	55,800,094
(2,338,152,839)	(1,795,206,913)	(3,605,859,508)	(8,370,348,794)

(242,859,968)	439,840,520	(382,640,376)	15,491,640

4,322,029,491	8,552,920,518	(3,493,931,841)	10,343,571,323

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)
Share activity is as follows:
10. SUBSEQUENT EVENT
Effective July 1, 2008, GSAM has voluntarily agreed to reduce its waiver of its Management fee equal annually to 0.045% of average daily net assets of Government, Money Market, Prime Obligations, and Tax-Free Money Market Funds and 0.025% of the average daily net assets of Federal, Treasury Instruments and Treasury Obligations Funds.
Effective July 1, 2008, GSAM has contractually reduced its contractual Transfer Agent fees equal to an annual rate of 0.01% of the average daily net assets of each Fund.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net	value,		end	expenses to		income to		expenses to		income to
Year—Share	beginning	investment	investment	end	Total	of period	average net		average net		average net		average net
Class	of period	income(a)	income	of period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008-FST Shares	$1.00	$0.015	$(0.015)	$1.00	1.47%	$16,158,552	0.20	%(c)	2.89	%(c)	0.23	%(c)	2.86	%(c)
2008-FST Select Shares	1.00	0.015	(0.015)	1.00	1.46	46,454	0.23	(c)	2.81	(c)	0.26	(c)	2.78	(c)
2008-FST Preferred Shares	1.00	0.014	(0.014)	1.00	1.42	353,186	0.30	(c)	2.85	(c)	0.33	(c)	2.82	(c)
2008-FST Capital Shares	1.00	0.014	(0.014)	1.00	1.40	12,687	0.35	(c)	2.57	(c)	0.38	(c)	2.54	(c)
2008-FST Administration Shares	1.00	0.013	(0.013)	1.00	1.35	989,667	0.45	(c)	2.49	(c)	0.48	(c)	2.46	(c)
2008-FST Service Shares	1.00	0.012	(0.012)	1.00	1.22	979,963	0.70	(c)	2.44	(c)	0.73	(c)	2.41	(c)

FOR THE YEARS ENDED DECEMBER 31,

2007-FST Shares	1.00	0.050	(0.050)	1.00	5.07	15,074,711	0.20		4.92		0.23		4.89
2007-FST Select Shares	1.00	0.049	(0.049)	1.00	5.04	1	0.23		4.91		0.26		4.88
2007-FST Preferred Shares	1.00	0.049	(0.049)	1.00	4.97	315,256	0.30		4.80		0.33		4.77
2007-FST Capital Shares	1.00	0.048	(0.048)	1.00	4.91	7,941	0.35		4.77		0.38		4.74
2007-FST Administration Shares	1.00	0.047	(0.047)	1.00	4.81	586,405	0.45		4.71		0.48		4.68
2007-FST Service Shares	1.00	0.045	(0.045)	1.00	4.55	946,214	0.70		4.42		0.73		4.39

2006-FST Shares	1.00	0.048	(0.048)	1.00	4.87	8,565,756	0.20		4.77		0.23		4.74
2006-FST Select Shares	1.00	0.047	(0.047)	1.00	4.84	1	0.23		4.60		0.26		4.57
2006-FST Preferred Shares	1.00	0.047	(0.047)	1.00	4.77	132,530	0.30		4.66		0.33		4.63
2006-FST Capital Shares	1.00	0.046	(0.046)	1.00	4.72	3,613	0.35		4.62		0.38		4.59
2006-FST Administration Shares	1.00	0.045	(0.045)	1.00	4.61	754,867	0.45		4.54		0.48		4.51
2006-FST Service Shares	1.00	0.043	(0.043)	1.00	4.35	778,820	0.70		4.27		0.73		4.24

2005-FST Shares	1.00	0.030	(0.030)	1.00	3.03	7,555,583	0.20		3.02		0.22		3.00
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	3.00	3	0.21		2.99		0.23		2.97
2005-FST Preferred Shares	1.00	0.029	(0.029)	1.00	2.93	142,604	0.30		3.15		0.32		3.13
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.88	3,772	0.35		2.84		0.37		2.82
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.78	696,899	0.45		2.78		0.47		2.76
2005-FST Service Shares	1.00	0.025	(0.025)	1.00	2.52	608,554	0.70		2.56		0.72		2.54

2004-FST Shares	1.00	0.012	(0.012)	1.00	1.18	7,336,617	0.20		1.17		0.22		1.15
2004-FST Select Shares	1.00	0.011	(0.011)	1.00	1.15	3	0.23		0.98		0.25		0.96
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.08	41,311	0.30		1.03		0.32		1.01
2004-FST Capital Shares	1.00	0.010	(0.010)	1.00	1.03	3,823	0.35		1.01		0.37		0.99
2004-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.93	679,050	0.45		1.00		0.47		0.98
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.67	484,309	0.70		0.68		0.72		0.66

2003-FST Shares	1.00	0.010	(0.010)	1.00	1.00	7,076,044	0.20		0.99		0.22		0.97
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	0.97	19	0.23		0.95		0.25		0.93
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.90	108,637	0.30		0.87		0.32		0.85
2003-FST Capital Shares	1.00	0.008	(0.008)	1.00	0.84	4,748	0.35		0.77		0.37		0.75
2003-FST Administration Shares	1.00	0.007	(0.007)	1.00	0.74	419,747	0.45		0.75		0.47		0.73
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.49	505,454	0.70		0.49		0.72		0.47

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	investment	end of	Total	of period	average net		average net		average net		average net
Year—Share Class	of period	income(a)	income	period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008- FST Shares	$1.00	$0.015	$(0.015)	$1.00	1.51%	$17,375,481	0.18	%(c)	2.94	%(c)	0.23	%(c)	2.89	%(c)
2008- FST Select Shares	1.00	0.015	(0.015)	1.00	1.49	1,819,383	0.21	(c)	2.75	(c)	0.26	(c)	2.70	(c)
2008- FST Preferred Shares	1.00	0.015	(0.015)	1.00	1.46	758,976	0.28	(c)	2.87	(c)	0.33	(c)	2.82	(c)
2008- FST Capital Shares	1.00	0.014	(0.014)	1.00	1.43	487,063	0.33	(c)	2.72	(c)	0.38	(c)	2.67	(c)
2008- FST Administration Shares	1.00	0.014	(0.014)	1.00	1.38	2,159,366	0.43	(c)	2.75	(c)	0.48	(c)	2.70	(c)
2008- FST Service Shares	1.00	0.013	(0.013)	1.00	1.26	488,231	0.68	(c)	2.48	(c)	0.73	(c)	2.43	(c)

FOR THE YEARS ENDED DECEMBER 31,

2007- FST Shares	1.00	0.050	(0.050)	1.00	5.13	9,944,020	0.18		4.88		0.24		4.82
2007- FST Select Shares	1.00	0.050	(0.050)	1.00	5.10	438,264	0.21		4.79		0.27		4.73
2007- FST Preferred Shares	1.00	0.049	(0.049)	1.00	5.03	666,779	0.28		4.87		0.34		4.81
2007- FST Capital Shares	1.00	0.049	(0.049)	1.00	4.97	354,687	0.33		4.69		0.39		4.63
2007- FST Administration Shares	1.00	0.047	(0.047)	1.00	4.87	1,886,834	0.43		4.72		0.49		4.66
2007- FST Service Shares	1.00	0.045	(0.045)	1.00	4.61	407,134	0.68		4.52		0.74		4.46

2006- FST Shares	1.00	0.049	(0.049)	1.00	4.95	3,117,679	0.18		4.89		0.24		4.83
2006- FST Select Shares	1.00	0.048	(0.048)	1.00	4.92	82,500	0.21		4.83		0.27		4.77
2006- FST Preferred Shares	1.00	0.047	(0.047)	1.00	4.85	384,397	0.28		4.74		0.34		4.68
2006- FST Capital Shares	1.00	0.047	(0.047)	1.00	4.80	153,254	0.33		4.71		0.39		4.65
2006- FST Administration Shares	1.00	0.046	(0.046)	1.00	4.69	1,150,955	0.43		4.60		0.49		4.54
2006- FST Service Shares	1.00	0.043	(0.043)	1.00	4.43	374,543	0.68		4.38		0.74		4.32

2005- FST Shares	1.00	0.031	(0.031)	1.00	3.10	2,715,310	0.18		3.07		0.23		3.02
2005- FST Select Shares	1.00	0.030	(0.030)	1.00	3.07	75,772	0.21		2.87		0.26		2.82
2005- FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.00	406,025	0.28		2.91		0.33		2.86
2005- FST Capital Shares	1.00	0.029	(0.029)	1.00	2.95	113,461	0.33		2.99		0.38		2.94
2005- FST Administration Shares	1.00	0.028	(0.028)	1.00	2.85	1,163,046	0.43		2.86		0.48		2.81
2005- FST Service Shares	1.00	0.026	(0.026)	1.00	2.59	293,121	0.68		2.58		0.73		2.53

2004- FST Shares	1.00	0.012	(0.012)	1.00	1.23	2,386,970	0.18		1.27		0.22		1.23
2004- FST Select Shares	1.00	0.012	(0.012)	1.00	1.20	142,390	0.21		1.21		0.25		1.17
2004- FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.13	630,711	0.28		1.15		0.32		1.11
2004- FST Capital Shares	1.00	0.011	(0.011)	1.00	1.08	95,441	0.33		1.10		0.37		1.06
2004- FST Administration Shares	1.00	0.010	(0.010)	1.00	0.98	1,072,788	0.43		0.99		0.47		0.95
2004- FST Service Shares	1.00	0.007	(0.007)	1.00	0.73	290,341	0.68		0.72		0.72		0.68

2003- FST Shares	1.00	0.010	(0.010)	1.00	1.04	1,906,071	0.18		1.05		0.22		1.01
2003- FST Select Shares	1.00	0.010	(0.010)	1.00	1.01	114,133	0.21		1.02		0.25		0.98
2003- FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.94	433,695	0.28		0.96		0.32		0.92
2003- FST Capital Shares	1.00	0.009	(0.009)	1.00	0.89	117,416	0.33		0.87		0.37		0.83
2003- FST Administration Shares	1.00	0.008	(0.008)	1.00	0.79	934,764	0.43		0.78		0.47		0.74
2003- FST Service Shares	1.00	0.005	(0.005)	1.00	0.54	246,896	0.68		0.54		0.72		0.50

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net	value,		end	expenses to		income to		expenses to		income to
Year—Share	beginning	investment	investment	end	Total	of period	average net		average net		average net		average net
Class	of period	income(a)	income	of period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008-FST Shares	$1.00	$0.016	$(0.016)	$1.00	1.61%	$23,331,706	0.18	%(c)	3.22	%(c)	0.23	%(c)	3.17	%(c)
2008-FST Select Shares	1.00	0.016	(0.016)	1.00	1.59	94,519	0.21	(c)	3.14	(c)	0.26	(c)	3.09	(c)
2008-FST Preferred Shares	1.00	0.015	(0.015)	1.00	1.55	135,407	0.28	(c)	3.19	(c)	0.33	(c)	3.14	(c)
2008-FST Capital Shares	1.00	0.015	(0.015)	1.00	1.53	23,466	0.33	(c)	3.27	(c)	0.38	(c)	3.22	(c)
2008-FST Administration Shares	1.00	0.015	(0.015)	1.00	1.48	844,580	0.43	(c)	3.03	(c)	0.48	(c)	2.98	(c)
2008-FST Service Shares	1.00	0.013	(0.013)	1.00	1.35	732,007	0.68	(c)	2.72	(c)	0.73	(c)	2.67	(c)

FOR THE YEARS ENDED DECEMBER 31,

2007-FST Shares	1.00	0.051	(0.051)	1.00	5.26	22,000,123	0.18		5.12		0.23		5.07
2007-FST Select Shares	1.00	0.051	(0.051)	1.00	5.23	82,832	0.21		5.14		0.26		5.09
2007-FST Preferred Shares	1.00	0.050	(0.050)	1.00	5.15	161,635	0.28		5.02		0.33		4.97
2007-FST Capital Shares	1.00	0.050	(0.050)	1.00	5.10	54,022	0.33		4.92		0.38		4.87
2007-FST Administration Shares	1.00	0.049	(0.049)	1.00	5.00	1,175,106	0.43		4.87		0.48		4.82
2007-FST Service Shares	1.00	0.046	(0.046)	1.00	4.74	648,195	0.68		4.63		0.73		4.58

2006-FST Shares	1.00	0.049	(0.049)	1.00	4.99	13,911,751	0.18		4.92		0.23		4.87
2006-FST Select Shares	1.00	0.049	(0.049)	1.00	4.96	28,066	0.21		4.87		0.26		4.82
2006-FST Preferred Shares	1.00	0.048	(0.048)	1.00	4.89	97,638	0.28		4.80		0.33		4.75
2006-FST Capital Shares	1.00	0.047	(0.047)	1.00	4.84	13,006	0.33		4.69		0.38		4.64
2006-FST Administration Shares	1.00	0.046	(0.046)	1.00	4.73	616,511	0.43		4.65		0.48		4.60
2006-FST Service Shares	1.00	0.044	(0.044)	1.00	4.47	486,455	0.68		4.42		0.73		4.37

2005-FST Shares	1.00	0.031	(0.031)	1.00	3.14	10,191,671	0.18		3.07		0.22		3.03
2005-FST Select Shares	1.00	0.031	(0.031)	1.00	3.11	42,112	0.21		3.03		0.25		2.99
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.04	96,448	0.28		2.93		0.32		2.89
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.99	35,586	0.33		3.12		0.37		3.08
2005-FST Administration Shares	1.00	0.029	(0.029)	1.00	2.88	609,847	0.43		2.85		0.47		2.81
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.63	341,523	0.68		2.62		0.72		2.58

2004-FST Shares	1.00	0.013	(0.013)	1.00	1.26	9,209,408	0.18		1.25		0.22		1.21
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.23	24,850	0.21		1.22		0.25		1.18
2004-FST Preferred Shares	1.00	0.012	(0.012)	1.00	1.16	70,246	0.28		1.14		0.32		1.10
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.11	12,975	0.33		0.98		0.37		0.94
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	1.01	626,210	0.43		1.05		0.47		1.01
2004-FST Service Shares	1.00	0.008	(0.008)	1.00	0.76	285,976	0.68		0.75		0.72		0.71

2003-FST Shares	1.00	0.011	(0.011)	1.00	1.06	10,389,312	0.18		1.07		0.22		1.03
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.03	93,038	0.21		1.03		0.25		0.99
2003-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.96	113,299	0.28		0.98		0.32		0.94
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.91	24,180	0.33		0.85		0.37		0.81
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	447,290	0.43		0.81		0.47		0.77
2003-FST Service Shares	1.00	0.006	(0.006)	1.00	0.56	304,547	0.68		0.57		0.72		0.53

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	investment	end	Total	of period	average net		average net		average net		average net
Year—Share Class	of period	income(a)	income	of period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008- FST Shares	$1.00	$0.016	$(0.016)	$1.00	1.57%	$46,803,279	0.18	% (c)	3.10	%(c)	0.23	%(c)	3.05	%(c)
2008- FST Select Shares	1.00	0.015	(0.015)	1.00	1.55	359,545	0.21	(c)	3.13	(c)	0.26	(c)	3.08	(c)
2008- FST Preferred Shares	1.00	0.015	(0.015)	1.00	1.52	1,439,133	0.28	(c)	3.04	(c)	0.33	(c)	2.99	(c)
2008- FST Capital Shares	1.00	0.015	(0.015)	1.00	1.49	930,421	0.33	(c)	2.99	(c)	0.38	(c)	2.94	(c)
2008- FST Administration Shares	1.00	0.014	(0.014)	1.00	1.44	4,735,325	0.43	(c)	2.92	(c)	0.48	(c)	2.87	(c)
2008- FST Service Shares	1.00	0.013	(0.013)	1.00	1.32	1,876,370	0.68	(c)	2.65	(c)	0.73	(c)	2.60	(c)

FOR THE YEARS ENDED DECEMBER 31,

2007- FST Shares	1.00	0.052	(0.052)	1.00	5.28	36,224,153	0.18		5.13		0.23		5.08
2007- FST Select Shares	1.00	0.051	(0.051)	1.00	5.24	267,150	0.21		5.13		0.26		5.08
2007- FST Preferred Shares	1.00	0.051	(0.051)	1.00	5.17	1,154,660	0.28		5.05		0.33		5.00
2007- FST Capital Shares	1.00	0.050	(0.050)	1.00	5.12	787,305	0.33		5.00		0.38		4.95
2007- FST Administration Shares	1.00	0.049	(0.049)	1.00	5.01	5,865,430	0.43		4.90		0.48		4.85
2007- FST Service Shares	1.00	0.047	(0.047)	1.00	4.75	2,097,006	0.68		4.65		0.73		4.60

2006- FST Shares	1.00	0.049	(0.049)	1.00	4.99	18,138,487	0.18		4.88		0.23		4.83
2006- FST Select Shares	1.00	0.049	(0.049)	1.00	4.96	290,680	0.21		4.94		0.26		4.89
2006- FST Preferred Shares	1.00	0.048	(0.048)	1.00	4.89	1,772,244	0.28		4.79		0.33		4.74
2006- FST Capital Shares	1.00	0.047	(0.047)	1.00	4.83	588,310	0.33		4.78		0.38		4.73
2006- FST Administration Shares	1.00	0.046	(0.046)	1.00	4.73	4,610,331	0.43		4.64		0.48		4.59
2006- FST Service Shares	1.00	0.044	(0.044)	1.00	4.47	1,679,837	0.68		4.41		0.73		4.36

2005- FST Shares	1.00	0.031	(0.031)	1.00	3.14	18,844,076	0.18		3.10		0.22		3.06
2005- FST Select Shares	1.00	0.031	(0.031)	1.00	3.11	98,894	0.21		3.08		0.25		3.04
2005- FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.04	1,756,837	0.28		2.99		0.32		2.95
2005- FST Capital Shares	1.00	0.029	(0.029)	1.00	2.98	478,857	0.33		3.03		0.37		2.99
2005- FST Administration Shares	1.00	0.028	(0.028)	1.00	2.88	3,421,363	0.43		2.88		0.47		2.84
2005- FST Service Shares	1.00	0.026	(0.026)	1.00	2.62	1,375,066	0.68		2.64		0.72		2.60

2004- FST Shares	1.00	0.012	(0.012)	1.00	1.25	15,981,734	0.18		1.22		0.22		1.18
2004- FST Select Shares	1.00	0.012	(0.012)	1.00	1.22	80,638	0.21		1.18		0.25		1.14
2004- FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.15	1,412,563	0.28		1.13		0.32		1.09
2004- FST Capital Shares	1.00	0.011	(0.011)	1.00	1.10	241,806	0.33		1.07		0.37		1.03
2004- FST Administration Shares	1.00	0.010	(0.010)	1.00	1.00	2,765,553	0.43		0.99		0.47		0.95
2004- FST Service Shares	1.00	0.007	(0.007)	1.00	0.75	1,111,799	0.68		0.75		0.72		0.71

2003- FST Shares	1.00	0.011	(0.011)	1.00	1.06	22,750,510	0.18		1.07		0.22		1.03
2003- FST Select Shares	1.00	0.010	(0.010)	1.00	1.03	53,859	0.21		1.06		0.25		1.02
2003- FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.96	1,427,970	0.28		0.96		0.32		0.92
2003- FST Capital Shares	1.00	0.009	(0.009)	1.00	0.91	339,342	0.33		0.94		0.37		0.90
2003- FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	3,080,780	0.43		0.80		0.47		0.76
2003- FST Service Shares	1.00	0.006	(0.006)	1.00	0.56	872,453	0.68		0.56		0.72		0.52

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust-Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

												Ratios assuming no
												expense reductions

										Ratio of net				Ratio of net
	Net asset		Distributions		Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net		value,		end	expenses to		income to		expenses to		income to
Year—Share	beginning	investment	investment		end	Total	of period	average net		average net		average net		average net
Class	of period	income(a)	income		of period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008-FST Shares	$1.00	$0.011	$(0.011)		$1.00	1.06%	$10,511,499	0.16	%(c)	2.11	%(c)	0.23	%(c)	2.04	%(c)
2008-FST Select Shares	1.00	0.011	(0.011)		1.00	1.05	50,682	0.19	(c)	2.11	(c)	0.26	(c)	2.04	(c)
2008-FST Preferred Shares	1.00	0.010	(0.010)		1.00	1.01	232,962	0.26	(c)	2.04	(c)	0.33	(c)	1.97	(c)
2008-FST Capital Shares	1.00	0.010	(0.010)		1.00	0.99	195,630	0.31	(c)	2.04	(c)	0.38	(c)	1.97	(c)
2008-FST Administration Shares	1.00	0.009	(0.009)		1.00	0.94	900,971	0.41	(c)	1.89	(c)	0.48	(c)	1.82	(c)
2008-FST Service Shares	1.00	0.008	(0.008)		1.00	0.81	298,646	0.66	(c)	1.66	(c)	0.73	(c)	1.59	(c)

FOR THE YEARS ENDED DECEMBER 31,

2007-FST Shares	1.00	0.035	(0.035	)(d)	1.00	3.56	9,069,558	0.18		3.49		0.23		3.44
2007-FST Select Shares	1.00	0.035	(0.035	)(d)	1.00	3.53	71,395	0.21		3.47		0.26		3.42
2007-FST Preferred Shares	1.00	0.034	(0.034	)(d)	1.00	3.46	220,538	0.28		3.37		0.33		3.32
2007-FST Capital Shares	1.00	0.033	(0.033	)(d)	1.00	3.41	317,742	0.33		3.30		0.38		3.25
2007-FST Administration Shares	1.00	0.032	(0.032	)(d)	1.00	3.30	757,798	0.43		3.23		0.48		3.18
2007-FST Service Shares	1.00	0.030	(0.030	)(d)	1.00	3.05	332,251	0.68		2.98		0.73		2.93

2006-FST Shares	1.00	0.033	(0.033	)(d)	1.00	3.32	6,243,612	0.18		3.25		0.23		3.20
2006-FST Select Shares	1.00	0.032	(0.032	)(d)	1.00	3.29	101,244	0.21		3.21		0.26		3.16
2006-FST Preferred Shares	1.00	0.032	(0.032	)(d)	1.00	3.22	326,624	0.28		3.19		0.33		3.14
2006-FST Capital Shares	1.00	0.031	(0.031	)(d)	1.00	3.17	423,215	0.33		3.12		0.38		3.07
2006-FST Administration Shares	1.00	0.030	(0.030	)(d)	1.00	3.07	323,201	0.43		3.01		0.48		2.96
2006-FST Service Shares	1.00	0.028	(0.028	)(d)	1.00	2.81	172,468	0.68		2.77		0.73		2.72

2005-FST Shares	1.00	0.022	(0.022)		1.00	2.26	7,547,716	0.18		2.23		0.22		2.19
2005-FST Select Shares	1.00	0.022	(0.022)		1.00	2.23	175,764	0.21		2.20		0.25		2.16
2005-FST Preferred Shares	1.00	0.022	(0.022)		1.00	2.16	243,181	0.28		2.16		0.32		2.12
2005-FST Capital Shares	1.00	0.021	(0.021)		1.00	2.11	220,902	0.33		2.24		0.37		2.20
2005-FST Administration Shares	1.00	0.020	(0.020)		1.00	2.01	349,087	0.43		1.98		0.47		1.94
2005-FST Service Shares	1.00	0.017	(0.017)		1.00	1.75	164,979	0.68		1.79		0.72		1.75

2004-FST Shares	1.00	0.010	(0.010)		1.00	1.05	8,026,117	0.18		1.03		0.22		0.99
2004-FST Select Shares	1.00	0.010	(0.010)		1.00	1.02	160,472	0.21		1.02		0.25		0.98
2004-FST Preferred Shares	1.00	0.009	(0.009)		1.00	0.94	186,208	0.28		0.94		0.32		0.90
2004-FST Capital Shares	1.00	0.009	(0.009)		1.00	0.89	32,599	0.33		0.93		0.37		0.89
2004-FST Administration Shares	1.00	0.008	(0.008)		1.00	0.79	345,968	0.43		0.81		0.47		0.77
2004-FST Service Shares	1.00	0.005	(0.005)		1.00	0.54	85,930	0.68		0.58		0.72		0.54

2003-FST Shares	1.00	0.009	(0.009)		1.00	0.89	7,052,124	0.18		0.87		0.22		0.83
2003-FST Select Shares	1.00	0.009	(0.009)		1.00	0.86	75,811	0.21		0.85		0.25		0.81
2003-FST Preferred Shares	1.00	0.008	(0.008)		1.00	0.79	204,104	0.28		0.79		0.32		0.75
2003-FST Capital Shares	1.00	0.007	(0.007)		1.00	0.74	2,784	0.33		0.75		0.37		0.71
2003-FST Administration Shares	1.00	0.006	(0.006)		1.00	0.64	273,661	0.43		0.61		0.47		0.57
2003-FST Service Shares	1.00	0.004	(0.004)		1.00	0.39	60,412	0.68		0.38		0.72		0.34

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on taxable distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Amount includes $0.0008 and $0.00004 of distributions from net realized gains for the years ended December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund

													Ratios assuming no
													expense reductions

											Ratio of net				Ratio of net
	Net asset			Distributions		Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net		from net		value,		end	expenses to		income to		expenses to		income to
	beginning	investment		investment		end	Total	of period	average net		average net		average net		average net
Year—Share Class	of period	income(a)		income		of period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008- FST Shares	$1.00	$0.009	(d)	$(0.009	)(d)	$1.00	0.96%	$11,989,420	0.20	%(c)	1.64	%(c)	0.23	%(c)	1.61	%(c)
2008- FST Select Shares	1.00	0.009	(d)	(0.009	)(d)	1.00	0.94	21,432	0.23	(c)	1.76	(c)	0.26	(c)	1.73	(c)
2008- FST Preferred Shares	1.00	0.009	(d)	(0.009	)(d)	1.00	0.91	452,449	0.30	(c)	1.50	(c)	0.33	(c)	1.47	(c)
2008- FST Capital Shares	1.00	0.009	(d)	(0.009	)(d)	1.00	0.88	57,004	0.35	(c)	1.53	(c)	0.38	(c)	1.50	(c)
2008- FST Administration Shares	1.00	0.008	(d)	(0.008	)(d)	1.00	0.83	3,146,441	0.45	(c)	1.34	(c)	0.48	(c)	1.31	(c)
2008- FST Service Shares	1.00	0.007	(d)	(0.007	)(d)	1.00	0.71	415,288	0.70	(c)	1.15	(c)	0.73	(c)	1.12	(c)

FOR THE YEARS ENDED DECEMBER 31,

2007- FST Shares	1.00	0.044	(d)	(0.044	)(d)	1.00	4.46	9,282,486	0.20		3.91		0.24		3.87
2007- FST Select Shares	1.00	0.043	(d)	(0.043	)(d)	1.00	4.43	29,548	0.23		4.24		0.27		4.20
2007- FST Preferred Shares	1.00	0.043	(d)	(0.043	)(d)	1.00	4.36	219,365	0.30		4.07		0.34		4.03
2007- FST Capital Shares	1.00	0.042	(d)	(0.042	)(d)	1.00	4.31	20,939	0.35		4.16		0.39		4.12
2007- FST Administration Shares	1.00	0.041	(d)	(0.041	)(d)	1.00	4.20	1,552,156	0.45		3.89		0.49		3.85
2007- FST Service Shares	1.00	0.039	(d)	(0.039	)(d)	1.00	3.94	658,252	0.70		3.51		0.74		3.47

2006- FST Shares	1.00	0.046		(0.046)		1.00	4.66	1,907,998	0.20		4.60		0.24		4.56
2006- FST Select Shares	1.00	0.045		(0.045)		1.00	4.63	33,599	0.23		4.82		0.27		4.78
2006- FST Preferred Shares	1.00	0.045		(0.045)		1.00	4.55	161,504	0.30		4.48		0.34		4.44
2006- FST Capital Shares	1.00	0.044		(0.044)		1.00	4.50	17,946	0.35		4.45		0.39		4.41
2006- FST Administration Shares	1.00	0.043		(0.043)		1.00	4.40	869,388	0.45		4.37		0.49		4.33
2006- FST Service Shares	1.00	0.041		(0.041)		1.00	4.14	218,354	0.70		4.05		0.74		4.01

2005- FST Shares	1.00	0.028		(0.028)		1.00	2.84	1,201,313	0.20		2.78		0.24		2.74
2005- FST Select Shares	1.00	0.028		(0.028)		1.00	2.81	67	0.23		2.78		0.27		2.74
2005- FST Preferred Shares	1.00	0.027		(0.027)		1.00	2.74	133,806	0.30		3.07		0.34		3.03
2005- FST Capital Shares	1.00	0.027		(0.027)		1.00	2.69	6,468	0.35		2.58		0.39		2.54
2005- FST Administration Shares	1.00	0.026		(0.026)		1.00	2.58	537,912	0.45		2.67		0.49		2.63
2005- FST Service Shares	1.00	0.023		(0.023)		1.00	2.33	268,622	0.70		2.44		0.74		2.40

2004- FST Shares	1.00	0.011		(0.011)		1.00	1.08	1,398,794	0.20		1.11		0.24		1.07
2004- FST Select Shares	1.00	0.010		(0.010)		1.00	1.05	65	0.23		1.27		0.27		1.23
2004- FST Preferred Shares	1.00	0.010		(0.010)		1.00	0.98	372,946	0.30		1.26		0.34		1.22
2004- FST Capital Shares	1.00	0.009		(0.009)		1.00	0.93	17,035	0.35		0.89		0.39		0.85
2004- FST Administration Shares	1.00	0.008		(0.008)		1.00	0.83	236,848	0.45		0.84		0.49		0.80
2004- FST Service Shares	1.00	0.006		(0.006)		1.00	0.58	100,678	0.70		0.54		0.74		0.50

2003- FST Shares	1.00	0.009		(0.009)		1.00	0.89	805,747	0.20		0.84		0.25		0.79
2003- FST Select Shares	1.00	0.009		(0.009)		1.00	0.86	1	0.23		0.83		0.28		0.78
2003- FST Preferred Shares	1.00	0.008		(0.008)		1.00	0.79	8,053	0.30		0.77		0.35		0.72
2003- FST Capital Shares	1.00	0.007		(0.007)		1.00	0.74	22,662	0.35		0.70		0.40		0.65
2003- FST Administration Shares	1.00	0.006		(0.006)		1.00	0.64	187,685	0.45		0.59		0.50		0.54
2003- FST Service Shares	1.00	0.004		(0.004)		1.00	0.39	112,084	0.70		0.33		0.75		0.28

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

(d)	Net investment income and distributions from net investment income contains $0.001 and $(0.001) of realized capital gains and distributions from net realized gains, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust-Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net	value,		end	expenses to		income to		expenses to		income to
Year—Share	beginning	investment	investment	end	Total	of period	average net		average net		average net		average net
Class	of period	income(a)	income	of period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008-FST Shares	$1.00	$0.011	$(0.011)	$1.00	1.10%	$9,297,986	0.20	%(c)	2.19	%(c)	0.23	%(c)	2.16	%(c)
2008-FST Select Shares	1.00	0.011	(0.011)	1.00	1.08	5,002	0.23	(c)	1.96	(c)	0.26	(c)	1.93	(c)
2008-FST Preferred Shares	1.00	0.010	(0.010)	1.00	1.05	231,112	0.30	(c)	2.20	(c)	0.33	(c)	2.17	(c)
2008-FST Capital Shares	1.00	0.010	(0.010)	1.00	1.02	239,531	0.35	(c)	2.11	(c)	0.38	(c)	2.08	(c)
2008-FST Administration Shares	1.00	0.010	(0.010)	1.00	0.97	2,517,512	0.45	(c)	1.93	(c)	0.48	(c)	1.90	(c)
2008-FST Service Shares	1.00	0.008	(0.008)	1.00	0.85	1,454,093	0.70	(c)	1.75	(c)	0.73	(c)	1.72	(c)

FOR THE YEARS ENDED DECEMBER 31,

2007-FST Shares	1.00	0.047	(0.047)	1.00	4.80	11,652,689	0.20		4.32		0.24		4.28
2007-FST Select Shares	1.00	0.047	(0.047)	1.00	4.77	26	0.23		4.62		0.27		4.58
2007-FST Preferred Shares	1.00	0.046	(0.046)	1.00	4.70	646,792	0.30		4.52		0.34		4.48
2007-FST Capital Shares	1.00	0.045	(0.045)	1.00	4.65	318,665	0.35		4.39		0.39		4.35
2007-FST Administration Shares	1.00	0.044	(0.044)	1.00	4.54	2,787,538	0.45		4.44		0.49		4.40
2007-FST Service Shares	1.00	0.042	(0.042)	1.00	4.28	1,837,123	0.70		4.19		0.74		4.15

2006-FST Shares	1.00	0.048	(0.048)	1.00	4.86	1,855,829	0.20		4.79		0.24		4.75
2006-FST Select Shares	1.00	0.047	(0.047)	1.00	4.83	4	0.23		4.75		0.27		4.71
2006-FST Preferred Shares	1.00	0.047	(0.047)	1.00	4.76	776,080	0.30		4.69		0.34		4.65
2006-FST Capital Shares	1.00	0.046	(0.046)	1.00	4.71	90,897	0.35		4.79		0.39		4.75
2006-FST Administration Shares	1.00	0.045	(0.045)	1.00	4.60	2,353,384	0.45		4.55		0.49		4.51
2006-FST Service Shares	1.00	0.043	(0.043)	1.00	4.34	1,821,459	0.70		4.31		0.74		4.27

2005-FST Shares	1.00	0.030	(0.030)	1.00	3.00	1,633,047	0.20		3.00		0.23		2.97
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	2.97	3	0.23		3.83		0.26		3.80
2005-FST Preferred Shares	1.00	0.029	(0.029)	1.00	2.90	669,177	0.30		2.97		0.33		2.94
2005-FST Capital Shares	1.00	0.028	(0.028)	1.00	2.85	1,926	0.35		2.73		0.38		2.70
2005-FST Administration Shares	1.00	0.027	(0.027)	1.00	2.75	1,856,730	0.45		2.78		0.48		2.75
2005-FST Service Shares	1.00	0.025	(0.025)	1.00	2.49	1,036,131	0.70		2.55		0.73		2.52

2004-FST Shares	1.00	0.011	(0.011)	1.00	1.14	2,262,617	0.20		1.16		0.22		1.14
2004-FST Select Shares	1.00	0.011	(0.011)	1.00	1.11	2	0.23		0.82		0.25		0.80
2004-FST Preferred Shares	1.00	0.010	(0.010)	1.00	1.04	493,548	0.30		1.04		0.32		1.02
2004-FST Capital Shares	1.00	0.010	(0.010)	1.00	0.99	1,038	0.35		0.77		0.37		0.75
2004-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.89	1,581,650	0.45		0.90		0.47		0.88
2004-FST Service Shares	1.00	0.006	(0.006)	1.00	0.64	676,295	0.70		0.67		0.72		0.65

2003-FST Shares	1.00	0.010	(0.010)	1.00	0.96	1,700,016	0.20		0.92		0.22		0.90
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.93	9,513	0.23		0.88		0.25		0.86
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.86	501,231	0.30		0.82		0.32		0.80
2003-FST Capital Shares	1.00	0.008	(0.008)	1.00	0.81	10,980	0.35		0.72		0.37		0.70
2003-FST Administration Shares	1.00	0.007	(0.007)	1.00	0.71	1,199,363	0.45		0.67		0.47		0.65
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.46	562,294	0.70		0.44		0.72		0.42

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Statement Regarding Basis for Approval of Management Agreement (Unaudited)
Background
     The Goldman Sachs Financial Square Federal, Goldman Sachs Financial Square Government, Goldman Sachs Financial Square Money Market, Goldman Sachs Financial Square Prime Obligations, Goldman Sachs Financial Square Tax-Free Money Market, Goldman Sachs Financial Square Treasury Instruments and Goldman Sachs Financial Square Treasury Obligations Funds (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held during the year. In addition, the Board of Trustees determines annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) with respect to the Funds.
     The Management Agreement was most recently approved by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 18, 2008 (the “Annual Contract Meeting”).
     To assist the Trustees in their deliberations at the Annual Contract Meeting, and in addition to the reviews of the Funds’ investment performance, expenses and other matters at regularly scheduled Board meetings, the Trustees have established a Contract Review Committee (the “Committee”) whose members include all of the Independent Trustees. The Committee held meetings on December 12, 2007, February 6, 2008 and May 21, 2008. At those Committee meetings, the Independent Trustees considered matters relating to the Management Agreement including: (a) the nature and quality of the advisory, administrative and other services provided to the Funds by the Investment Adviser and its affiliates; (b) the Funds’ investment performance; (c) the Funds’ management fee arrangements; (d) the Investment Adviser’s undertakings to reimburse certain fees and expenses of the Funds that exceed specified levels and the estimated annualized savings resulting from those undertakings; (e) potential economies of scale; (f) the relative expense levels of the Funds as compared to those of comparable funds; (g) data relating to the Investment Adviser’s profitability with respect to the Trust and each of the Funds; (h) the statutory and regulatory requirements applicable to the approval and continuation of mutual fund investment management agreements; (i) recently proposed changes to the expense cap arrangements; (j) information on the processes followed by a third party mutual fund data provider engaged as part of the Trustees’ contract review (the “Outside Data Provider”) in producing investment performance and expense comparisons for the Funds; (k) the current pricing and profitability of the Funds’ transfer agent; and (l) the nature and quality of the services provided by the Funds’ unaffiliated service providers and reports on due diligence conducted by the Investment Adviser with respect to unaffiliated service providers.
     At the Annual Contract Meeting, the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters including: (a) the quality of the Investment Adviser’s services; (b) the structure, staff and capabilities of the Investment Adviser and its portfolio management team; (c) the groups within the Investment Adviser that support the portfolio management team, including the legal and compliance departments, the credit department, the fund controllers group, the tax group, the product services group, the valuation oversight group, the risk management and analysis group, the business planning team and the technology group; (d) the Investment Adviser’s business continuity and disaster recovery planning; (e) the Investment Adviser’s financial resources and its ability to hire and retain talented personnel; (f) the fees received by the Investment Adviser’s affiliates from the Funds for transfer agency and other services; (g) the terms of the Management Agreement and agreements with other service

Statement Regarding Basis for Approval of Management Agreement (continued)
providers entered into by the Trust on behalf of the Funds; (h) the administrative services provided under the Management Agreement, including the nature and extent of the Investment Adviser’s oversight of the Funds’ other service providers, including the custodian and fund accounting agent; and (i) the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest. At the Annual Contract Meeting, the Trustees also considered further the Investment Adviser’s profitability with respect to the Trust and each Fund, and each Fund’s investment performance, fees and expenses, including each Fund’s expense trends over time.
     In connection with the Committee meetings and the Annual Contract Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. Also, in conjunction with these meetings, the Trustees attended sessions at which they reviewed information regarding the Funds’ assets, sales and redemptions and the payment of non-Rule 12b-1 shareholder service and administration plan fees by certain share classes of the Funds. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution and/or servicing of Fund shares and other matters. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.
     The presentations made at the Committee meetings and at the Annual Contract Meeting encompassed the Funds and other mutual fund portfolios for which the Board of Trustees has responsibility. While the management agreements for all of the Funds and the other mutual fund portfolios for which the Trustees have responsibility were considered at the same Annual Contract Meeting, the Trustees separately considered the Management Agreement as it applied to each Fund.
     In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its affiliates, their services and the Funds. At those meetings the Trustees received materials relating to the Investment Adviser’s investment management and other services provided under the Management Agreement, including: (a) information on the investment performance of the Funds in comparison to the performance of other money market mutual funds; (b) general investment outlooks in the markets in which the Funds invest; (c) compliance reports; and (d) expenses borne by the Funds. In addition, the Trustees were provided with copies of disclosure materials regarding the Funds and their expenses, as well as information on the Funds’ competitive universe and discussed the broad range of other investment choices that are available to Fund investors.
Nature, Extent and Quality of the Services Provided Under the Management Agreement
     As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services that are provided to the Funds by the Investment Adviser and its affiliates. These services include services that Goldman, Sachs & Co. (“Goldman Sachs”) provides as the Funds’ transfer agent and distributor. The Trustees concluded that the Investment Adviser was both able to commit substantial financial and other resources to the operations of the Funds and had continued to commit those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance, vendor oversight and risk management. The Independent Trustees also believed that the

Goldman Sachs Trust—Financial Square Funds

Statement Regarding Basis for Approval of Management Agreement (continued)
Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser, including the implementation and enhancement of compliance systems and education and training initiatives.
Investment Performance
     The Independent Trustees also considered the investment performance of the Funds and the Investment Adviser. In this regard, they compared the investment performance of each Fund to the performance rankings and ratings compiled by the Outside Data Provider. This information on each Fund’s investment performance was provided for the one-, three-, five- and ten-year periods ended December 31, 2007. The Trustees considered each Fund’s investment performance in light of its investment objective and credit parameters. They also considered the investor constituencies each Fund serves, and each Fund’s compliance with regulations of the Securities and Exchange Commission (“SEC”) applicable to money market mutual funds and the stability of its net asset value. In light of these considerations, the Trustees concluded that each Fund was providing investment performance within a competitive range for investors and that the Investment Adviser’s continued management would benefit each Fund and its shareholders.
Costs of Services Provided and Competitive Information
     The Independent Trustees considered the contractual fee rates payable by each Fund under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.
     In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of the Funds’ management fees to relevant peer groups and category universes; an expense analysis which compared each Fund’s expenses to a peer group and a category universe; and a five-year history comparing each Fund’s expenses to the category averages. The analyses also compared each Fund’s transfer agency fees, custody and accounting fees, other expenses and waivers/reimbursements to those of peer groups and peer group medians. The Independent Trustees believed that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.
     In addition, the Independent Trustees considered the Investment Adviser’s voluntary undertaking to limit the Funds’ management fees and “other expenses” ratios (excluding certain expenses) to certain specified levels.
     They also considered information that indicated that services provided to the Funds differed in various significant respects from the services provided to the Investment Adviser’s institutional accounts, which generally required fewer services from the Investment Adviser, were less time-intensive and paid lower fees.
     The Independent Trustees noted the competitive nature of the mutual fund marketplace, and that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and have a general expectation that the relationship will continue. They also noted that shareholders may be able to redeem their Fund shares if they believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Statement Regarding Basis for Approval of Management Agreement (continued)
Profitability
     The Independent Trustees reviewed the Investment Adviser’s revenues and pre-tax profit margins with respect to the Trust and each of the Funds. In this regard the Independent Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and expense allocation methodologies, as well as the report of an independent registered public accounting firm regarding the mathematical accuracy and conformity to the Investment Adviser’s allocation methodologies of the Investment Adviser’s schedule of revenues and expenses. Profitability data for the Trust and each Fund were provided for 2007 and 2006, and the Independent Trustees considered this information in relation to the Investment Adviser’s overall profitability. The Independent Trustees considered the Investment Adviser’s revenues and pre-tax profit margins both in absolute terms and in comparison to the information on the reported pre-tax profit margins earned by certain other asset management firms.
Economies of Scale
     In addition, the Independent Trustees reviewed information regarding potential economies of scale, and whether the Funds and their shareholders were participating in the benefits of such economies. In this regard, they considered the amount of assets in the Funds; the recent growth in the Funds’ assets; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing the contractual fee rates charged by the Investment Adviser (which do not include fee breakpoints) with fee rates charged by other, unaffiliated investment managers to other money market funds. In this regard, the Trustees noted that the fees actually paid by the Funds were reduced by the Investment Adviser’s voluntary undertakings to limit management fees and certain “other expenses” to certain amounts. The Independent Trustees also considered the competitive nature of the money market fund business and the competiveness of the fees charged to the Funds by the Investment Adviser.
Other Benefits to the Investment Adviser and Its Affiliates
     The Independent Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationship with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ ability to engage in principal transactions with the Funds under the SEC exemptive orders permitting such trades; and (f) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds.
Other Benefits to the Funds and Their Shareholders
     The Independent Trustees also noted that the Funds receive certain other benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) improved servicing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (c) improved servicing from broker-dealers because of the volume of business generated by the

Goldman Sachs Trust—Financial Square Funds

Statement Regarding Basis for Approval of Management Agreement (continued)
Investment Adviser and its affiliates; (d) the advantage received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; and (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization.
Conclusion
     In connection with their consideration of the Management Agreement, the Independent Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Independent Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels, and that the Management Agreement should be approved and continued with respect to each Fund.

Fund Expenses (Unaudited) — Six Month Period Ended June 30, 2008
          As a shareholder of FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds you incur ongoing costs, including management fees; service and/or shareholder administration fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.
Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.
Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Federal Fund				Government Fund				Money Market Fund				Prime Obligations Fund

				Expenses				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	1/1/08	6/30/08		6/30/08*	1/1/08	6/30/08		6/30/08*	1/1/08	6/30/08		6/30/08*	1/1/08	6/30/08		6/30/08*

FST Shares
Actual	$1,000.00	$1,014.70		$1.00	$1,000.00	$1,015.10		$0.90	$1,000.00	$1,016.10		$0.91	$1,000.00	$1,015.70		$0.89
Hypothetical 5% return	1,000.00	1,023.87	+	1.01	1,000.00	1,023.97	+	0.91	1,000.00	1,023.96	+	0.91	1,000.00	1,023.98	+	0.90

FST Select Shares
Actual	1,000.00	1,014.60		1.15	1,000.00	1,014.90		1.04	1,000.00	1,015.90		1.06	1,000.00	1,015.50		1.05
Hypothetical 5% return	1,000.00	1,023.72	+	1.15	1,000.00	1,023.83	+	1.05	1,000.00	1,023.81	+	1.07	1,000.00	1,023.82	+	1.05

FST Preferred Shares
Actual	1,000.00	1,014.20		1.51	1,000.00	1,014.60		1.41	1,000.00	1,015.50		1.42	1,000.00	1,015.20		1.40
Hypothetical 5% return	1,000.00	1,023.36	+	1.52	1,000.00	1,023.47	+	1.41	1,000.00	1,023.46	+	1.42	1,000.00	1,023.48	+	1.40

FST Capital Shares
Actual	1,000.00	1,014.00		1.76	1,000.00	1,014.30		1.66	1,000.00	1,015.30		1.66	1,000.00	1,014.90		1.65
Hypothetical 5% return	1,000.00	1,023.12	+	1.77	1,000.00	1,023.22	+	1.67	1,000.00	1,023.22	+	1.66	1,000.00	1,023.23	+	1.66

FST Administration Shares
Actual	1,000.00	1,013.50		2.26	1,000.00	1,013.80		2.16	1,000.00	1,014.80		2.17	1,000.00	1,014.40		2.15
Hypothetical 5% return	1,000.00	1,022.62	+	2.27	1,000.00	1,022.72	+	2.17	1,000.00	1,022.71	+	2.18	1,000.00	1,022.73	+	2.16

FST Service Shares
Actual	1,000.00	1,012.20		3.52	1,000.00	1,012.60		3.42	1,000.00	1,013.50		3.43	1,000.00	1,013.20		3.41
Hypothetical 5% return	1,000.00	1,021.37	+	3.54	1,000.00	1,021.47	+	3.43	1,000.00	1,021.46	+	3.44	1,000.00	1,021.48	+	3.42

	Tax-Free Money Market Fund				Treasury Instruments Fund				Treasury Obligations Fund

				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	1/1/08	6/30/08		6/30/08*	1/1/08	6/30/08		6/30/08*	1/1/08	6/30/08		6/30/08*

FST Shares
Actual	$1,000.00	$1,010.60		$0.79	$1,000.00	$1,009.60		$1.01	$1,000.00	$1,011.00		$1.00
Hypothetical 5% return	1,000.00	1,024.08	+	0.79	1,000.00	1,023.86	+	1.02	1,000.00	1,023.87	+	1.01

FST Select Shares
Actual	1,000.00	1,010.50		0.94	1,000.00	1,009.40		1.16	1,000.00	1,010.80		1.15
Hypothetical 5% return	1,000.00	1,023.93	+	0.95	1,000.00	1,023.71	+	1.17	1,000.00	1,023.72	+	1.16

FST Preferred Shares
Actual	1,000.00	1,010.10		1.29	1,000.00	1,009.10		1.51	1,000.00	1,010.50		1.50
Hypothetical 5% return	1,000.00	1,023.58	+	1.30	1,000.00	1,023.36	+	1.52	1,000.00	1,023.38	+	1.50

FST Capital Shares
Actual	1,000.00	1,009.90		1.53	1,000.00	1,008.80		1.77	1,000.00	1,010.20		1.75
Hypothetical 5% return	1,000.00	1,023.34	+	1.54	1,000.00	1,023.11	+	1.78	1,000.00	1,023.12	+	1.77

FST Administration Shares
Actual	1,000.00	1,009.40		2.04	1,000.00	1,008.30		2.26	1,000.00	1,009.70		2.26
Hypothetical 5% return	1,000.00	1,022.83	+	2.06	1,000.00	1,022.61	+	2.28	1,000.00	1,022.62	+	2.27

FST Service Shares
Actual	1,000.00	1,008.10		3.30	1,000.00	1,007.10		3.51	1,000.00	1,008.50		3.48
Hypothetical 5% return	1,000.00	1,021.58	+	3.32	1,000.00	1,021.36	+	3.54	1,000.00	1,021.40	+	3.50

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2008. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares

Federal	0.20%	0.23%	0.30%	0.35%	0.45%	0.70%
Government	0.18	0.21	0.28	0.33	0.43	0.68
Money Market	0.18	0.21	0.28	0.33	0.43	0.68
Prime Obligations	0.18	0.21	0.28	0.33	0.43	0.68
Tax-Free Money Market	0.16	0.19	0.26	0.31	0.41	0.66
Treasury Instruments	0.20	0.23	0.30	0.35	0.45	0.70
Treasury Obligations	0.20	0.23	0.30	0.35	0.45	0.70

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (“SEC”) Web site at http://www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Forms N-Q may be obtained upon request and without charge by calling 1-800-621-2550.
The Standardized 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.
The Standardized 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.
The 30-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 30-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.
Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a fund’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Funds.
Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.
Copyright 2008 Goldman, Sachs & Co. All rights reserved. 08-12639.MF.OTU / 203K / 08-08

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Diana M. Daniels
Patrick T. Harker
James A. McNamara
Jessica Palmer
Alan A. Shuch
Richard P. Strubel

OFFICERS
James A. McNamara, President
John M. Perlowski, Senior Vice President and Treasurer
Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

FSQ/SAR 06/08	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	September 5, 2008

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	September 5, 2008